UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06722

Forward Funds

(Exact name of registrant as specified in charter)

101 California Street, 16th Floor

San Francisco, CA 94111

(Address of principal executive offices) (Zip code)

J. Alan Reid, Jr.

101 California Street, 16th Floor

San Francisco, CA 94111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 999-6809

Date of fiscal year end: December 31

Date of reporting period: September 30, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission November use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1 – Schedule of Investments.

The Schedule of Investment of the following series of the registrant are included herewith: Forward Commodity Long/Short Strategy Fund, Forward Credit Analysis Long/Short Fund, Forward Dynamic Income Fund, Forward EM Corporate Debt Fund, Forward Emerging Markets Fund, Forward Endurance Long/Short Fund, Forward Frontier Strategy Fund, Forward Global Dividend Fund, Forward Global Infrastructure Fund, Forward High Yield Bond Fund, Forward International Dividend Fund, Forward International Real Estate Fund, Forward International Small Companies Fund, Forward Investment Grade Fixed-Income Fund, Forward Managed Futures Strategy Fund, Forward Real Estate Fund, Forward Real Estate Long/Short Fund, Forward Select EM Dividend Fund, Forward Select Income Fund, Forward Select Income Opportunity Fund, Forward Small Cap Equity Fund, Forward Tactical Enhanced Fund, Forward Tactical Growth Fund, Forward Total MarketPlus Fund, Forward U.S. Government Money Fund, Forward Balanced Allocation Fund, Forward Growth Allocation Fund, Forward Growth & Income Allocation Fund, Forward Income Builder Fund, Forward Income & Growth Allocation Fund and Forward Multi-Strategy Fund.

Consolidated Portfolio of Investments (Note 1)

Forward Commodity Long/Short Strategy Fund

September 30, 2013 (Unaudited)

Principal Amount		Value (Note 1)
Agency Pass-Through Securities: 27.07%
Federal Home Loan Mortgage Corp (FHLMC): 9.93%
	FHLMC
$ 212,716	0.415%, 09/01/37(a)	$217,988
2,500,000	0.450%, 11/24/15	2,498,624
500,000	0.500%, 02/24/15	500,592
194,000	0.540%, 09/01/37(a)	194,523
500,000	0.625%, 03/06/15	501,133
500,000	0.850%, 02/24/16	501,010
3,500,000	0.875%, 10/14/16	3,516,841
1,000,000	1.200%, 11/19/18	964,093
1,759	1.796%, 08/01/17(a)	1,819
16,190	1.875%, 12/01/16(a)	16,416
40,227	1.875%, 08/01/17(a)	42,659
2,183	1.972%, 01/01/26(a)	2,242
38,084	1.990%, 04/01/16(a)	38,021
60,474	1.993%, 07/01/19(a)	60,782
11,897	2.000%, 01/01/23(a)	12,274
8,030	2.000%, 10/01/16(a)	8,069
12,597	2.011%, 10/01/28(a)	13,294
19,696	2.125%, 07/01/19(a)	20,167
22,787	2.125%, 02/01/16(a)	23,866
2,709	2.125%, 05/01/18(a)	2,768
917	2.125%, 08/01/18(a)	920
33,797	2.128%, 08/01/19(a)	34,020
4,230	2.135%, 03/01/20(a)	4,242
16,287	2.141%, 05/01/23(a)	16,699
18,487	2.177%, 05/01/24(a)	18,810
25,049	2.182%, 03/01/25(a)	25,755
29,347	2.219%, 02/01/23(a)	29,688
7,104	2.220%, 08/01/19(a)	7,152
12,249	2.250%, 08/01/18(a)	12,301
12,739	2.250%, 07/01/18(a)	13,417
46,536	2.255%, 09/01/28(a)	49,493
30,722	2.256%, 12/01/29(a)	32,506
29,438	2.257%, 01/01/29(a)	29,490
8,937	2.262%, 12/01/18(a)	9,509
1,797	2.262%, 10/01/22(a)	1,910
1,801	2.263%, 09/01/30(a)	1,919
2,387	2.270%, 09/01/18(a)	2,497
25,022	2.273%, 08/01/26(a)	26,340
11,885	2.280%, 12/01/20(a)	12,597
35,531	2.287%, 11/01/25(a)	38,035
1,495	2.290%, 06/01/18(a)	1,496
3,264	2.291%, 09/01/27(a)	3,492
1,367	2.310%, 03/01/17(a)	1,364
3,017	2.314%, 12/01/27(a)	3,211
22,032	2.330%, 08/01/30(a)	23,441

6,533	2.331%, 11/01/27(a)	6,904
32,006	2.336%, 07/01/31(a)	32,043
20,139	2.347%, 02/01/26(a)	21,419
2,814	2.350%, 07/01/18(a)	2,954
3,582	2.353%, 12/01/27(a)	3,804
8,345	2.366%, 03/01/25(a)	8,899
14,729	2.370%, 09/01/29(a)	15,628
15,588	2.371%, 10/01/27(a)	16,587
17,272	2.375%, 06/01/32(a)	18,082
9,495	2.375%, 02/01/25(a)	9,616
2,827	2.375%, 03/01/24(a)	2,843
8,974	2.376%, 10/01/32(a)	9,043
10,896	2.391%, 02/01/32(a)	11,572
37,830	2.391%, 04/01/33(a)	40,089
47,046	2.400%, 07/01/37(a)	49,098
1,797	2.400%, 11/01/19(a)	1,803
12,027	2.403%, 06/01/36(a)	12,745
60,925	2.407%, 12/01/29(a)	64,950
7,475	2.415%, 11/01/18(a)	7,876
42,781	2.425%, 10/01/20(a)	42,876
34,333	2.442%, 07/01/32(a)	36,497
30,300	2.450%, 10/01/33(a)	32,051
18,751	2.454%, 12/01/18(a)	18,939
7,112	2.463%, 09/01/25(a)	7,596
31,085	2.485%, 05/01/27(a)	31,230
25,928	2.486%, 10/01/30(a)	27,196
32,686	2.490%, 08/01/26(a)	32,822
45,015	2.490%, 06/01/21(a)	47,507
1,445	2.499%, 11/01/36(a)	1,531
1,601	2.509%, 08/01/36(a)	1,707
8,348	2.513%, 02/01/26(a)	8,791
62,185	2.521%, 01/01/28(a)	66,560
8,396	2.526%, 07/01/29(a)	8,973
53,651	2.538%, 07/01/24(a)	54,130
39,381	2.555%, 11/01/31(a)	42,118
60,602	2.562%, 06/01/35(a)	60,820
17,402	2.564%, 04/01/30(a)	18,533
5,267	2.625%, 08/01/23(a)	5,273
53,104	2.693%, 12/01/34(a)	53,159
5,500	2.693%, 01/01/29(a)	5,644
11,425	2.740%, 03/01/19(a)	11,947
45,033	2.748%, 08/01/36(a)	47,981
59,069	2.780%, 04/01/24(a)	61,452
7,319	2.800%, 11/01/19(a)	7,417
2,938	2.820%, 05/01/20(a)	3,104
12,822	3.124%, 10/01/35(a)	13,697
21,520	3.510%, 12/01/17(a)	21,400
184,679	3.527%, 08/01/23(a)	186,650
33,595	3.615%, 10/01/19(a)	33,694
32,583	3.615%, 01/01/22(a)	32,683
52,229	3.615%, 06/01/24(a)	52,453
36,559	3.615%, 05/01/25(a)	36,902
99,484	3.755%, 08/01/24(a)	99,790
3,024	5.499%, 08/01/24(a)	3,237
159,494	5.807%, 10/01/37(a)	171,935
	FHLMC, Gold
114,482	2.348%, 03/01/27(a)	117,280
129,987	2.555%, 02/01/29(a)	139,035
776,555	4.000%, 12/01/41	813,418
		12,331,468

Federal National Mortgage Association (FNMA): 14.20%
	FNMA
700,000	0.580%, 02/26/16	699,236
10,878	1.043%, 01/01/21(a)	10,911
2,330	1.277%, 06/01/21(a)	2,338
2,000,000	1.350%, 07/11/18	1,962,638
3,500,000	1.375%, 11/15/16	3,561,023
290,273	1.375%, 01/01/21(a)	298,964
94,949	1.563%, 06/01/40(a)	98,718
64,820	1.563%, 06/01/40(a)	67,451
27,096	1.563%, 10/01/40(a)	28,192
224,118	1.675%, 03/01/34(a)	225,284
444,865	1.688%, 07/01/34(a)	467,030
5,535	1.697%, 09/01/33(a)	5,727
4,884	1.729%, 12/01/24(a)	4,980
8,273	1.733%, 03/01/28(a)	8,647
4,038	1.756%, 11/01/33(a)	4,236
8,079	1.782%, 11/01/33(a)	8,502
15,625	1.785%, 06/01/30(a)	15,893
25,254	1.843%, 12/01/30(a)	26,640
39,890	1.852%, 04/01/32(a)	41,898
6,571	1.856%, 01/01/17(a)	6,657
51,158	1.894%, 10/01/32(a)	53,129
21,696	1.902%, 01/01/36(a)	22,458
111,571	1.936%, 02/01/33(a)	116,414
25,276	1.972%, 07/01/34(a)	26,861
9,124	2.004%, 11/01/22(a)	9,266
6,399	2.005%, 04/01/18(a)	6,712
12,668	2.006%, 03/01/35(a)	13,465
90,272	2.040%, 02/01/26(a)	94,892
12,022	2.045%, 04/01/33(a)	12,645
342,426	2.048%, 07/01/34(a)	347,145
219,419	2.050%, 05/01/33(a)	228,532
4,849	2.078%, 08/01/29(a)	5,117
97,999	2.089%, 03/01/37(a)	104,082
50,526	2.102%, 02/01/25(a)	53,283
488,342	2.105%, 01/01/35(a)	515,281
8,491	2.108%, 09/01/24(a)	8,634
156,403	2.115%, 05/01/34(a)	164,400
5,019	2.125%, 07/01/18(a)	5,048
25,349	2.125%, 06/01/19(a)	25,590
249,335	2.134%, 11/01/35(a)	262,967
332,379	2.149%, 11/01/35(a)	349,767
5,658	2.157%, 12/01/35(a)	5,658
153,006	2.186%, 07/01/33(a)	163,878
98,077	2.190%, 11/01/17(a)	103,448
26,497	2.197%, 11/01/35(a)	27,453
290	2.200%, 07/01/17(a)	291
730	2.200%, 10/01/16(a)	736
83,002	2.201%, 06/01/32(a)	84,912
68,334	2.201%, 01/01/31(a)	68,717
10,172	2.203%, 04/01/18(a)	10,660
10,182	2.205%, 10/01/28(a)	10,738
24,254	2.220%, 08/01/33(a)	25,428
28,273	2.220%, 05/01/19(a)	29,516
19,936	2.221%, 12/01/37(a)	20,916
25,292	2.233%, 01/01/33(a)	26,634
219,847	2.243%, 06/01/33(a)	227,016
1,000,000	2.250%, 03/15/16	1,040,702
13,314	2.250%, 11/01/20(a)	13,316
200,640	2.272%, 03/01/34(a)	212,031

49,851	2.273%, 11/01/31(a)	49,847
33,381	2.274%, 07/01/28(a)	35,420
16,268	2.277%, 08/01/36(a)	17,295
39,199	2.280%, 01/01/25(a)	38,919
48,136	2.288%, 05/01/33(a)	48,147
19,539	2.295%, 12/01/26(a)	20,719
815	2.297%, 03/01/30(a)	869
17,458	2.299%, 09/01/23(a)	17,578
20,979	2.306%, 10/01/25(a)	22,003
19,541	2.318%, 06/01/30(a)	20,899
11,405	2.319%, 06/01/32(a)	12,130
80,352	2.322%, 06/01/33(a)	81,625
15,806	2.325%, 05/01/24(a)	15,816
27,331	2.325%, 01/01/21(a)	29,118
65,711	2.325%, 07/01/36(a)	69,804
14,944	2.330%, 01/01/24(a)	15,832
41,628	2.340%, 12/01/30(a)	42,518
21,364	2.347%, 12/01/35(a)	22,007
19,611	2.349%, 12/01/29(a)	20,950
50,858	2.350%, 07/01/36(a)	53,855
1,229	2.355%, 07/01/25(a)	1,299
49,035	2.355%, 07/01/34(a)	51,231
9,351	2.355%, 08/01/36(a)	9,935
561,549	2.357%, 09/01/31(a)	593,367
22,103	2.361%, 08/01/35(a)	23,148
34,584	2.362%, 09/01/33(a)	36,799
34,306	2.366%, 01/01/33(a)	34,473
41,256	2.368%, 04/01/37(a)	44,152
13,040	2.371%, 01/01/28(a)	13,915
2,603	2.372%, 05/01/33(a)	2,772
6,348	2.373%, 03/01/27(a)	6,379
54,356	2.375%, 08/01/30(a)	54,358
24,005	2.395%, 11/01/30(a)	24,003
19,165	2.403%, 11/01/29(a)	20,399
21,731	2.425%, 01/01/23(a)	21,802
7,485	2.432%, 07/01/38(a)	7,584
77,984	2.435%, 08/01/32(a)	82,772
1,810	2.449%, 09/01/37(a)	1,893
4,184	2.450%, 01/01/19(a)	4,358
23,130	2.450%, 04/01/38(a)	23,466
30,724	2.454%, 08/01/25(a)	32,834
1,032	2.470%, 10/01/27(a)	1,037
52,201	2.477%, 05/01/33(a)	55,165
55,847	2.477%, 06/01/36(a)	59,473
33,551	2.478%, 02/01/35(a)	33,568
62,158	2.488%, 10/01/31(a)	65,415
9,045	2.492%, 09/01/33(a)	9,674
56,973	2.495%, 11/01/29(a)	61,062
20,499	2.500%, 11/01/26(a)	20,830
6,908	2.506%, 07/01/28(a)	7,370
75,539	2.520%, 09/01/31(a)	76,690
59,076	2.530%, 08/01/33(a)	62,249
28,327	2.590%, 02/01/34(a)	30,153
16,097	2.630%, 06/01/33(a)	16,228
69,413	2.635%, 04/01/35(a)	70,382
37,043	2.649%, 09/01/30(a)	39,451
1,933	2.660%, 10/01/19(a)	2,004
388,661	2.680%, 11/01/33(a)	392,912
193,546	2.685%, 09/01/32(a)	203,379
5,730	2.690%, 06/01/19(a)	5,940
85,762	2.722%, 05/01/34(a)	91,053
9,564	2.722%, 04/01/26(a)	9,540

92,335	2.740%, 11/01/33(a)	92,569
23,407	2.768%, 01/01/18(a)	24,092
11,474	2.779%, 03/01/36(a)	11,770
11,712	2.814%, 04/01/36(a)	12,507
14,399	2.847%, 02/01/26(a)	15,407
30,040	2.880%, 08/01/34(a)	31,904
26,598	2.937%, 11/01/36(a)	27,697
473,439	3.000%, 03/01/27	491,500
17,793	3.296%, 12/01/19(a)	18,619
1,562	3.547%, 08/01/26(a)	1,665
4,395	3.680%, 03/01/25(a)	4,449
15,217	3.860%, 07/01/17(a)	16,264
131,958	3.948%, 05/01/36(a)	136,273
45,378	3.973%, 02/01/26(a)	47,955
106,710	4.000%, 04/01/41	112,738
635,793	4.000%, 12/01/41	667,218
277	4.075%, 05/01/18(a)	282
718,745	4.500%, 12/01/40	770,185
4,328	4.605%, 04/01/29(a)	4,380
615	4.770%, 12/01/26(a)	660
6,664	4.900%, 03/01/27(a)	7,155
11,270	5.000%, 10/01/22(a)	11,314
23,047	6.500%, 07/01/17	23,445
14,437	6.750%, 12/01/16(a)	15,245
1,123	7.365%, 08/01/20(a)	1,124
		17,628,985
Government National Mortgage Association (GNMA): 2.94%
	GNMA
16,929	1.625%, 01/20/29(a)	17,633
59,984	1.625%, 10/20/27(a)	62,394
40,986	1.625%, 03/20/29(a)	42,690
58,985	1.625%, 01/20/29(a)	61,038
39,910	1.625%, 02/20/27(a)	41,568
3,297	1.625%, 04/20/27(a)	3,438
1,736	1.625%, 06/20/27(a)	1,811
48,073	1.625%, 10/20/37(a)	49,603
36,983	1.625%, 10/20/29(a)	38,470
39,153	1.625%, 03/20/32(a)	40,782
22,438	1.625%, 02/20/32(a)	23,372
59,872	1.625%, 03/20/33(a)	62,363
58,350	1.625%, 12/20/32(a)	60,699
34,376	1.625%, 12/20/29(a)	35,758
39,506	1.625%, 02/20/30(a)	41,149
127,562	1.625%, 02/20/32(a)	132,869
378,499	1.625%, 01/20/32(a)	394,245
4,452	1.625%, 12/20/26(a)	4,631
11,261	1.625%, 01/20/24(a)	11,727
89,872	1.625%, 01/20/23(a)	93,594
4,790	1.625%, 02/20/24(a)	4,988
18,317	1.625%, 03/20/24(a)	19,076
4,982	1.625%, 03/20/22(a)	5,188
44,576	1.625%, 03/20/27(a)	46,428
3,276	1.625%, 04/20/22(a)	3,416
38,458	1.625%, 03/20/22(a)	40,050
34,558	1.625%, 03/20/24(a)	35,991
64,200	1.625%, 10/20/25(a)	66,777
7,884	1.625%, 05/20/21(a)	8,220
37,966	1.625%, 01/20/27(a)	39,543
74,401	1.625%, 03/20/34(a)	77,498
4,093	1.750%, 07/20/27(a)	4,259

234,728	1.750%, 08/20/33(a)	242,959
3,263	1.750%, 07/20/27(a)	3,395
368,149	1.750%, 09/20/32(a)	383,083
38,627	2.125%, 10/20/35(a)	40,162
54,910	2.125%, 05/20/34(a)	57,156
9,436	3.000%, 10/20/18(a)	9,886
9,690	3.500%, 01/20/19(a)	10,109
402,838	3.500%, 09/20/28	427,299
826,586	4.000%, 09/15/41	880,163
24,551	4.000%, 03/20/16(a)	25,720
		3,651,200
	Total Agency Pass-Through Securities (Cost $33,523,239)	33,611,653
Asset-Backed Securities: 1.01%
	BMW Vehicle Lease Trust, Series 2012-1, Class A3
500,000	0.750%, 06/20/14	500,579
	Cabela’s Master Credit Card Trust, Series 2013-2A, Class A2
250,000	0.836%, 08/16/21(a)(b)	250,333
	Nissan Auto Receivables 2013-B Owner Trust, Series 2013-B, Class A3
500,000	0.840%, 11/15/17	501,191
	Total Asset-Backed Securities (Cost $1,249,866)	1,252,103
Collateralized Mortgage Obligations: 2.16%
Collateralized Mortgage Obligations-Other: 0.22%
	Deutsche Mortgage Securities, Inc., Series 2004-1, Class 1A1
261,721	5.500%, 09/25/33	270,643
Federal Home Loan Mortgage Corp (FHLMC): 0.24%
	FHLMC, REMICS
283,274	4.500%, 08/15/20	301,568
Federal National Mortgage Association (FNMA): 0.85%
	FNMA, REMICS
1,070,024	2.000%, 05/25/43	1,051,202
Government National Mortgage Association (GNMA): 0.85%
	GNMA, REMICS
512,683	3.500%, 11/20/39	521,493
504,677	4.000%, 11/16/39	532,668
		1,054,161
	Total Collateralized Mortgage Obligations (Cost $2,668,980)	2,677,574

Corporate Bonds: 16.54%
Basic Materials: 0.27%
	BHP Billiton Finance USA, Ltd., Sr. Unsec. Notes
300,000	5.400%, 03/29/17	338,699
Communications: 0.32%
	NBCUniversal Media Llc, Sr. Unsec. Notes
400,000	2.100%, 04/01/14	403,282
Consumer Cyclical: 0.87%
	Daimler Finance North America Llc, Sr. Unsec. Notes
565,000	1.650%, 04/10/15(b)	570,475
	Staples, Inc., Sr. Unsec. Notes
500,000	9.750%, 01/15/14	512,530
		1,083,005
Consumer Non-Cyclical: 3.06%
	Amgen, Inc., Sr. Unsec. Notes
500,000	2.500%, 11/15/16	519,497
	Bottling Group Llc, Sr. Unsec. Notes
500,000	5.500%, 04/01/16	557,385
	Cargill, Inc., Sr. Unsec. Notes
500,000	5.000%, 11/15/13(b)	502,471
	Coca-Cola Co., Sr. Unsec. Notes
1,250,000	0.750%, 03/13/15	1,255,469
	Colgate-Palmolive Co., Sr. Unsec. Medium-Term Notes
445,000	2.625%, 05/01/17	460,643
	Cornell University, Sr. Unsec. Notes
225,000	4.350%, 02/01/14	227,744
	WellPoint, Inc., Unsec. Notes
250,000	5.250%, 01/15/16	273,143
		3,796,352
Energy: 0.84%
	Noble Holding International, Ltd., Sr. Unsec. Notes
500,000	3.450%, 08/01/15	520,313
	Total Capital SA, Sr. Unsec. Notes
500,000	3.125%, 10/02/15	523,744
		1,044,057
Financials: 6.58%
	Berkshire Hathaway Finance Corp., Sr. Unsec. Notes
320,000	2.450%, 12/15/15	331,948
	Branch Banking & Trust Co., Sub. Notes
521,000	0.562%, 05/23/17(a)	514,306
1,250,000	0.574%, 09/13/16(a)	1,235,470
	Caterpillar Financial Services Corp., Sr. Unsec. Notes
1,500,000	1.050%, 03/26/15	1,512,251

	Danske Bank A/S, Sr. Unsec. Notes
1,000,000	1.318%, 04/14/14(a)(b)	1,003,689
	John Deere Capital Corp., Sr. Unsec. Medium-Term Notes
500,000	1.600%, 03/03/14	502,824
	National Australia Bank, Ltd., Sr. Unsec. Notes
300,000	0.989%, 04/11/14(a)(b)	301,106
	National City Bank, Sub. Notes
1,554,000	0.628%, 06/07/17(a)	1,528,680
	Wachovia Bank NA, Sub. Notes
1,250,000	0.584%, 03/15/16(a)	1,242,819
		8,173,093
Industrials: 1.34%
	Honeywell International, Inc., Sr. Unsec. Notes
325,000	5.400%, 03/15/16	359,766
	Thermo Fisher Scientific, Inc., Sr. Unsec. Notes
1,250,000	3.200%, 03/01/16	1,303,125
		1,662,891
Information Technology: 1.23%
	Intel Corp., Sr. Unsec. Notes
500,000	1.350%, 12/15/17	494,140
	International Business Machines Corp., Sr. Unsec. Notes
1,000,000	1.950%, 07/22/16	1,030,655
		1,524,795
Telecommunication Services: 1.30%
	AT&T, Inc., Sr. Unsec. Notes
500,000	0.660%, 02/12/16(a)	499,324
1,000,000	5.625%, 06/15/16	1,113,773
		1,613,097
Utilities: 0.73%
	Niagara Mohawk Power Corp., Sr. Unsec. Notes
880,000	3.553%, 10/01/14(b)	903,844
	Total Corporate Bonds (Cost $20,423,174)	20,543,115
Municipal Bonds: 5.14%
	City of Houston, Texas, General Obligation Taxable Refunding Bonds, Public Improvement, Series B
500,000	1.140%, 03/01/16	501,064
	City of Montgomery, Alabama, General Obligation Taxable Unlimited Warrants, Series B
500,000	1.070%, 04/01/16	499,630
	City of Newport News, Virginia, Taxable Refunding General Obligation Unlimited Bonds, Series A
155,000	5.020%, 01/15/20	166,653
	City of Newport News, Virginia, Taxable Refunding General Obligation Unlimited Bonds, Series B
125,000	0.629%, 07/15/14	125,234

	County of Loudoun Virginia, General Obligation Taxable Refunding Bonds, Series B
750,000	0.895%, 12/01/16	745,237
	County of Milwaukee Wisconsin, General Obligation Taxable Unlimited Pension Refunding Bonds, Series B
250,000	1.282%, 12/01/16	249,783
	Georgia Municipal Gas Authority, Taxable, Revenue Bonds, Gas Portfolio III
300,000	1.770%, 10/01/13	300,000
	Lexington School District No. 2 Educational Facilities Corp., Installment Revenue Bonds, Series A
60,000	5.890%, 12/01/13	60,400
	Maine State Housing Authority, Taxable, Revenue Bonds, Series A
550,000	1.190%, 11/15/16	548,493
	New York City, New York, General Obligation Unlimited Bonds, Series G, SubSeries G-2
500,000	0.550%, 04/01/14	500,370
	Ohio State Water Development Authority Water Pollution Control, Taxable Refunding Revenue Bonds, (Water Quality), Series A
500,000	0.814%, 06/01/15	501,765
	Oklahoma Capital Improvement Authority, State Facilities Revenue Bonds, Higher Education, Series B
50,000	2.026%, 07/01/14	50,495
	Oregon State Local Governments, Taxable, Pension General Obligation, Ltd.
150,000	5.571%, 06/01/14	154,718
	Pequea Valley School District, Taxable General Obligation Unlimited Bonds, Series B
250,000	0.948%, 02/01/16	248,843
	Port of Seattle Washington, Taxable Refunding Revenue Bonds, Intermediate Lien, Series C
500,000	0.883%, 11/01/13	500,230
	South Carolina State Public Service Authority, Taxable Revenue Bonds, Series D
500,000	1.058%, 06/01/15(a)	500,180
	Texas State Department of Housing & Community Affairs, Taxable Revenue Bonds, Series A
240,000	2.800%, 03/01/36	235,464
	Wise County, Virginia, Industrial Development Authority Facilities Lease, Taxable Revenue Bonds
500,000	1.700%, 02/01/17	492,490
	Total Municipal Bonds
	(Cost $6,403,671)	6,381,049
U.S. Treasury Bonds & Notes: 16.87%
	U.S. Treasury Notes
6,750,000	0.250%, 04/15/16	6,713,348
6,750,000	0.375%, 03/15/16	6,739,456
4,000,000	0.375%, 01/15/16	3,997,968
3,500,000	0.500%, 06/15/16	3,497,540
	Total U.S. Treasury Bonds & Notes (Cost $20,963,606)	20,948,312

Total Investments: 68.79% (Cost $85,232,536)	85,413,806
Net Other Assets and Liabilities: 31.21%	38,754,707	(c)
Net Assets: 100.00%	$124,168,513

Percentages are stated as a percent of net assets.

(a)	Interest rate will change at a future date. Interest rate shown reflects the rate in effect at September 30, 2013.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $3,531,918, representing 2.84% of net assets.
(c)	Includes cash which is being held as collateral for swap contracts.

Total Return Swap Contracts
Counter Party	Reference Entry/Obligation	Fund Pays	Fund Receives	Termination Date	Notional Amount	Net Unrealized Gain
Credit Suisse	CS Momentum & Volatility Enhanced Return Strategy Custom 15-Total Return	105 Bps	Total Return	10/02/13	$120,710,998	$1,751,053
Credit Suisse	CS Momentum & Volatility Enhanced Return Strategy Custom 15-Total Return	105 Bps	Total Return	10/02/13	1,000,000	9,436
Total of Total Return Swap Contracts					$121,710,998	$1,760,489

Investment Abbreviations:

Bps—Basis Points

REMICS—Real Estate Mortgage Investment Conduits

Sr.—Senior

Sub.—Subordinated

Unsec.—Unsecured

Portfolio of Investments (Note 1)

Forward Credit Analysis Long/Short Fund

September 30, 2013 (Unaudited)

Principal Amount		Value (Note 1)
Corporate Bonds: 0.92%
Financials: 0.62%
	MBIA Insurance Corp., Sub. Notes
4,000,000	11.528%, 01/15/33(a)(b)(c)(d)	2,720,000
Utilities: 0.30%
	Edison Mission Energy, Sr. Unsec. Notes
2,000,000	7.750%, 06/15/16(a)	1,325,000
	Total Corporate Bonds (Cost $4,289,972)	4,045,000
Municipal Bonds: 117.94%
Alaska: 2.67%
	Northern Alaska Tobacco Securitization Corp., Revenue Bonds (Tobacco Settlement Asset Backed), Series A
7,170,000	5.000%, 06/01/32(b)	5,751,702
8,650,000	5.000%, 06/01/46(b)	5,979,572
		11,731,274
Arizona: 0.64%
	Salt Verde, Arizona, Financial Corp., Sr. Gas Revenue Bonds
2,800,000	5.000%, 12/01/32(b)	2,806,664
California: 22.97%
	Alameda County Joint Powers Authority, Lease Revenue Bonds (Build America Bonds—Recovery Zone Economic Development), Series 49
7,750,000	7.046%, 12/01/44(b)	8,793,925
	California County Tobacco Securitization Agency, Convertible Asset-Backed Revenue Bonds, (Los Angeles County)
4,600,000	5.450%, 06/01/28(b)	4,200,122
13,020,000	5.600%, 06/01/36(b)	10,910,630
5,500,000	5.650%, 06/01/41(b)	4,190,945
	California Educational Facilities Authority, General Obligation Revenue Bonds (San Francisco University)
500,000	5.000%, 10/01/21(b)	571,375

	California Housing Finance Agency, Revenue Bonds (Alternative Minimum Tax Home Mortgage), Series K
2,265,000	5.500%, 02/01/42(b)	2,314,807
	California State Health Facilities Financing Authority, Revenue Bonds (Catholic Health Care West), Series J
1,425,000	5.625%, 07/01/32(b)	1,460,397
	California State Pollution Control Financing Authority, Revenue Bonds (Refunding Pacific Gas-D-Rmkt)
3,570,000	4.750%, 12/01/23(b)	3,681,027
	California State Pollution Control Financing Authority, Water Furnishing Revenue Bonds
3,850,000	5.000%, 07/01/37(b)	3,635,132
9,500,000	5.000%, 07/01/37(b)	8,469,820
	California State Public Works Board, Revenue Bonds (Build America Bonds), Series G-2
1,800,000	8.361%, 10/01/34	2,190,042
	California Statewide Communities Development Authority, Revenue Bonds (Various Kaiser Rmkt), Series C
3,500,000	5.250%, 08/01/31(b)	3,572,485
	Golden State Tobacco Securitization Corp., Asset-Backed Revenue Bonds (California Enhanced Tobacco Settlement), Series A
5,510,000	5.000%, 06/01/45(b)	5,314,560
	Golden State Tobacco Securitization Corp., Asset-Backed Revenue Bonds (California Tobacco Settlement), Sr. Series A-1
9,535,000	4.500%, 06/01/27(b)	8,205,535
5,785,000	5.125%, 06/01/47(b)	4,037,872
	Golden State Tobacco Securitization Corp., Asset-Backed Revenue Bonds (California Tobacco Settlement), Sr. Series A-2, VRDN
4,000,000	5.300%, 06/01/37(d)	3,010,400
	Long Beach, California Bond Finance Authority, Revenue Bonds, Series A
1,000,000	5.000%, 11/15/15(b)	1,058,640
	Los Angeles Convention & Exhibit Center Authority, Lease Revenue Bonds, Series A
2,725,000	5.125%, 08/15/22(b)	2,989,189
	Northern California Gas Authority, No. 1 Revenue Bonds, VRDN
8,800,000	0.885%, 07/01/27(b)(d)	7,368,592
	Northern California Tobacco Securitization Authority, Asset-Backed Revenue Bonds, Series A-1
9,960,000	5.500%, 06/01/45(b)	7,532,350
	Southern California Tobacco Securitization Authority, Revenue Bonds, Series A1-SNR
10,000,000	5.000%, 06/01/37(b)	7,534,900
		101,042,745
Colorado: 0.50%
	Denver Colorado Health & Hospital Authority Healthcare, Revenue Bonds, Series B, VRDN
2,885,000	1.275%, 12/01/33(b)(d)	2,192,571

Connecticut: 2.63%
	Connecticut State Health & Educational Facility Authority, Revenue Bonds (Hartford Heath Care), Series A
5,015,000	5.000%, 07/01/41(b)	5,024,177
	Connecticut State Health & Educational Facility Authority, Revenue Bonds (Stamford Hospital), Series I
5,400,000	5.000%, 07/01/30(b)	5,539,374
	Connecticut State Health & Educational Facility Authority, Revenue Bonds (Yale-New Haven Hospital), Insured Ambac Indemnity Corp., Series J-1
950,000	5.000%, 07/01/26(b)	1,001,196
		11,564,747
Florida: 0.93%
	Citizens Property Insurance Corp., Sr. Sec. Revenue Bonds, Series A-1
1,000,000	5.250%, 06/01/17(b)	1,123,570
700,000	6.000%, 06/01/16(b)	788,711
	Hillsborough County Florida Industrial Development Authority, Hospital Revenue Bonds (Tampa General Hospital Project), Series A
2,180,000	5.000%, 10/01/34(b)	2,202,214
		4,114,495
Georgia: 5.88%
	City of Atlanta, Georgia Water & Wastewater Revenue Bonds, Series A
5,710,000	5.500%, 11/01/27(b)	6,498,951
	Clayton County, Georgia Development Authority Special Facilities Revenue Bonds (Delta Airlines), Series A
4,500,000	8.750%, 06/01/29(b)	5,229,675
	Municipal Electric Authority of Georgia, Revenue Bonds (Build America Bonds)
6,600,000	6.655%, 04/01/57(b)	6,718,866
	Municipal Electric Authority of Georgia, Revenue Bonds (Build America Bonds, Plant Vogtle Units 3&4 Project), Series P
7,600,000	7.055%, 04/01/57(b)	7,426,720
		25,874,212
Guam: 1.70%
	Guam Government Municipal Bonds, General Obligation Unlimited, Series A
5,000,000	7.000%, 11/15/39(b)	5,304,850
	Guam Government Municipal Bonds, Series A
2,100,000	6.000%, 11/15/19(b)	2,190,258
		7,495,108
Illinois: 0.40%
	Illinois State Finance Authority, Revenue Bonds (North Western Memorial Healthcare)
1,000,000	5.000%, 08/15/43	1,008,500
	Railsplitter Tobacco Settlement Authority, Revenue Bonds
675,000	5.000%, 06/01/17(b)	749,412
		1,757,912

Indiana: 1.06%
	Indiana Finance Authority Finance Authority, Hospital Revenue Bonds (Parkview Health System)
4,435,000	5.000%, 05/01/29(b)	4,662,072
Iowa: 7.66%
	Iowa Finance Authority, Midwestern Disaster Area Revenue Bonds (Iowa Fertilizer Co., Project)
1,000,000	5.000%, 12/01/19	975,620
6,000,000	5.250%, 12/01/25(b)	5,580,660
3,000,000	5.500%, 12/01/22(b)	2,901,330
	Iowa Tobacco Settlement Authority, Asset-Backed Revenue Bonds (Capital Appreciation), Series B
16,265,000	5.600%, 06/01/34(b)	13,779,708
	Iowa Tobacco Settlement Authority, Asset-Backed Revenue Bonds, Series A
6,720,000	6.500%, 06/01/23(b)	6,427,142
	Iowa Tobacco Settlement Authority, Asset-Backed Revenue Bonds, Series C
5,000,000	5.625%, 06/01/46(b)	4,014,250
		33,678,710
Kentucky: 1.36%
	Kentucky Economic Development Finance Authority, Revenue Bonds (Baptist Healthcare System), Series A
2,675,000	5.375%, 08/15/24(b)	2,966,977
	Louisville & Jefferson County, Kentucky, Metropolitan Government Health System Revenue Bonds (Norton Healthcare, Inc.)
3,025,000	5.250%, 10/01/36(b)	3,028,297
		5,995,274
Louisiana: 6.55%
	Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds, (Westlake Chemical Corp., Project)
2,775,000	6.750%, 11/01/32(b)	2,914,471
	Louisiana Public Facilities Authority, Revenue Bonds (Christus Health), Series A
2,100,000	6.000%, 07/01/29(b)	2,272,074
	Louisiana Public Facilities Authority, Revenue Bonds (Franciscan Missionaries Project)
1,675,000	6.750%, 07/01/39(b)	1,857,508
	Louisiana Public Facilities Authority, Revenue Bonds (Ochsner Clinic Foundation Project)
3,000,000	6.250%, 05/15/31(b)	3,197,760
	Louisiana Public Facilities Authority, Revenue Bonds (Ochsner Clinic Foundation Project), Series A
3,730,000	5.250%, 05/15/38(b)	3,654,057

	St. John Baptist Parish, Louisiana Revenue Bonds (Marathon Oil Corp.), Series A
8,300,000	5.125%, 06/01/37(b)	8,259,994
	Tobacco Settlement Financing Corp., Asset-Backed Revenue Bonds, Series A
6,450,000	5.500%, 05/15/29(b)	6,672,848
		28,828,712
Maine: 2.09%
	Maine State Health & Higher Educational Facilities Authority, Revenue Bonds (Eastern Maine Medical Center Obligation Group)
6,475,000	5.000%, 07/01/43(b)	6,279,520
	Maine State Health & Higher Educational Facilities Authority, Revenue Bonds (Maine General Medical Center)
2,675,000	6.750%, 07/01/36(b)	2,900,797
		9,180,317
Massachusetts: 0.84%
	Massachusetts Development Finance Agency, Revenue Bonds (Tufts Medical Center), Series I
3,280,000	6.250%, 01/01/27(b)	3,709,122
Michigan: 0.28%
	Michigan State Hospital Finance Authority, Revenue Bonds (Henry Ford Health System), Series A
1,225,000	5.250%, 11/15/32(b)	1,254,951
Mississippi: 0.77%
	Mississippi Development Bank, Revenue Bonds (Magnolia Regional Health Center), Series A
2,990,000	6.500%, 10/01/31(b)	3,402,859
Missouri: 0.21%
	St. Louis, Missouri, Airport Revenue Bonds (Lambert-St. Louis International), Series A-1
850,000	6.625%, 07/01/34(b)	938,205
Nebraska: 0.39%
	Nebraska Central Plains Energy Project, Gas Project Revenue Bonds (Project No.3)
1,700,000	5.000%, 09/01/27(b)	1,701,139
New Hampshire: 0.58%
	New Hampshire Business Finance Authority, Pollution Control Revenue Bonds (United Illuminating Co.), Series A, VRDN
2,450,000	4.500%, 07/01/27(b)(d)	2,538,592

New Jersey: 5.59%
	New Jersey Economic Development Authority, Revenue Bonds (Continental Airlines Project)
6,300,000	5.250%, 09/15/29(b)	5,776,596
1,195,000	5.500%, 04/01/28	1,060,264
2,000,000	5.500%, 06/01/33(b)	1,831,380
	New Jersey State Health Care Facilities Financing Authority, Revenue Bonds (Barnabas Health), Series A
2,255,000	5.625%, 07/01/32(b)	2,335,594
	New Jersey Tobacco Settlement Financing Corp., Revenue Bonds, Series 1A
6,380,000	4.500%, 06/01/23(b)	6,034,523
4,300,000	4.625%, 06/01/26(b)	3,773,465
5,255,000	5.000%, 06/01/41	3,764,261
		24,576,083
New York: 10.94%
	Albany, New York Industrial Development Agency, Civic Facility Revenue Bonds (St. Peter’s Hospital Project), Series A
1,225,000	5.750%, 11/15/22(b)	1,314,217
	Brooklyn Arena Local Development Corp., Revenue Bonds (Barclays Center Project)
3,865,000	0.000%, 07/15/31	1,434,958
1,500,000	0.000%, 07/15/32	521,940
3,915,000	0.000%, 07/15/33	1,275,468
10,000,000	0.000%, 07/15/45	1,522,800
1,000,000	6.000%, 07/15/30(b)	1,054,920
	Erie Tobacco Asset Securitization Corp., Asset-Backed Revenue Bonds (New York Tobacco Settlement), Series E
5,910,000	6.000%, 06/01/28(b)	5,372,958
	New York City, Industrial Development Agency, Special Facilities Revenue Bonds (American Airlines, Inc.—JFK International Airport), VRDN
6,015,000	7.625%, 08/01/25(b)(d)(e)	6,759,176
9,000,000	7.750%, 08/01/31(b)(d)(e)	10,010,700
6,000,000	8.000%, 08/01/28(b)(d)(e)	6,742,200
	New York City, New York Industrial Development Agency, Revenue Bonds (Queens Baseball Stadium-Pilot Project)
4,220,000	5.000%, 01/01/39(b)	3,724,192
1,295,000	5.000%, 01/01/18(b)	1,333,954
5,735,000	5.000%, 01/01/31(b)	5,267,884
	New York City, New York Industrial Development Agency, Special Facilities Revenue Bonds (British Airways Plc)
2,000,000	5.250%, 12/01/32	1,800,920
		48,136,287
North Carolina: 1.10%
	Charlotte, North Carolina Special Facilities Revenue Bonds (Charlotte/Douglas International Airport)
2,000,000	5.600%, 07/01/27(b)	1,934,700

	Charlotte, North Carolina, Airport Revenue Bonds, Series A
2,000,000	5.000%, 07/01/41(b)	2,046,260
	North Carolina Municipal Power Agency, No. 1 Revenue Bonds (Catawba Electric), Series A
825,000	5.000%, 01/01/30(b)	856,515
		4,837,475
Ohio: 3.37%
	American Municipal Power-Ohio, Inc., Revenue Bonds (Build America Bonds)
765,000	6.053%, 02/15/43(b)	798,308
	Buckeye, Ohio Tobacco Settlement Financing Authority, Revenue Bonds (Asset Backed Sr. Turbo), Series A-2
8,845,000	5.750%, 06/01/34	6,789,776
1,785,000	5.875%, 06/01/47(b)	1,339,571
	Buckeye, Ohio Tobacco Settlement Financing Authority, Revenue Bonds (Asset-Backed Sr. Turbo), Series A-2
2,300,000	5.125%, 06/01/24(b)	1,961,003
	County of Butler, Ohio Hospital Facilities Revenue Bonds (UC Health)
2,230,000	5.500%, 11/01/40(b)	2,246,770
	County of Hancock, Ohio Hospital Revenue Bonds (Blanchard Valley Regional Health Center)
1,500,000	5.750%, 12/01/26(b)	1,688,505
		14,823,933
Oklahoma: 1.03%
	Oklahoma State Development Finance Authority, Revenue Bonds (St. John Health System, Inc.)
4,400,000	5.000%, 02/15/34(b)	4,520,824
Pennsylvania: 3.17%
	Allegheny County Industrial Development Authority, Revenue Bonds (Environmental Improvement)
1,750,000	6.750%, 11/01/24(b)	1,782,078
	Pennsylvania State Economic Development Financing Authority Exempt Facilities, Revenue Bonds (Allegheny Energy Supply Co.)
1,435,000	7.000%, 07/15/39(b)	1,465,479
	Philadelphia Hospitals & Higher Education Facilities Authority, Revenue Bonds (Temple University Health Systems), Series A
2,600,000	5.625%, 07/01/42(b)	2,204,670
	Philadelphia Hospitals & Higher Education Facilities Authority, Revenue Bonds (Temple University Health Systems), Series B
7,425,000	5.500%, 07/01/26(b)	7,441,706
1,000,000	6.250%, 07/01/23(b)	1,048,720
		13,942,653

Puerto Rico: 7.79%
	Children’s Trust Fund, Asset Backed Revenue Bonds, Series A
6,000,000	0.000%, 05/15/50	323,100
	Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, Sr. Lien, Series A
3,400,000	5.125%, 07/01/37	2,345,728
	Puerto Rico Commonwealth, General Obligation Unlimited Bonds (Public Improvement), Series A
2,000,000	5.500%, 07/01/32	1,488,740
3,000,000	5.500%, 07/01/39	2,028,300
	Puerto Rico Commonwealth Government Development Bank, Revenue Bonds, Taxable Sr. Notes, Series A
5,500,000	4.375%, 02/01/19(b)	3,473,360
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series CCC
3,200,000	5.250%, 07/01/27(b)	2,425,472
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series UU, VRDN
2,900,000	0.865%, 07/01/31(b)(d)	1,631,743
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series WW
1,250,000	5.250%, 07/01/25(b)	982,313
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series XX
1,400,000	5.250%, 07/01/40	974,162
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series ZZ
3,000,000	5.250%, 07/01/19(b)	2,552,640
	Puerto Rico Infrastructure Financing Authority, Revenue Bonds (Ports Authority), Series B
1,855,000	5.250%, 12/15/26(b)	1,447,345
	Puerto Rico Public Buildings Authority, Guaranteed Revenue Bonds (Government Facilities), Series M-2, VRDN
6,250,000	5.750%, 07/01/34(b)(d)	5,763,813
	Puerto Rico Public Finance Corp., Revenue Bonds (Commonwealth Appropriation), Series B
9,345,000	5.500%, 08/01/31	6,916,982
	Puerto Rico Sales Tax Financing Corp., Prerefunded Sales Tax Revenue Bonds (First Subordinate), Series A
5,000	5.500%, 08/01/28(b)	6,093
	Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue Bonds (First Subordinate), Series A
1,500,000	5.500%, 08/01/42	1,182,735
	Puerto Rico Sales Tax Financing Corp., Unrefunded Sales Tax Revenue Bonds (First Subordinate), Series A
795,000	5.500%, 08/01/28(b)	709,553
		34,252,079
South Carolina: 0.32%
	South Carolina State Jobs-Economic Development Authority, Hospital Revenue Bonds (Palmetto Health), Series A
1,255,000	6.500%, 08/01/39(b)	1,394,481

Tennessee: 4.55%
	Johnson City Health & Educational Facilities Board, First Mortgage Revenue Bonds (Mountain States Health Alliance), Series A
3,290,000	5.500%, 07/01/31(b)	3,316,320
	Johnson City Health & Educational Facilities Board, Hospital Revenue Bonds (Mountain States Health Alliance)
2,000,000	6.000%, 07/01/38(b)	2,086,380
8,400,000	6.500%, 07/01/38(b)	9,048,312
	Sullivan County, Tennessee, Health Educational & Housing Facilities Board, Hospital Revenue Bonds (Wellmont Health System Project), Series C
5,835,000	5.250%, 09/01/36(b)	5,551,244
		20,002,256
Texas: 15.08%
	Brazos River Authority Texas, Pollution Control Revenue Bonds (Refunding Texas Electric Co.-A-Rmkt)
2,000,000	8.250%, 10/01/30	70,000
	Dallas-Fort Worth, Texas International Airport Facilities Improvement Corp., Revenue Bonds (American Airlines, Inc. Project)
3,500,000	6.375%, 05/01/35(b)	3,343,445
	Houston, Texas Airport Systems, Revenue Bonds (Special Facilities Continental Airlines, Inc., Terminal Projects)
3,000,000	6.625%, 07/15/38(b)	2,961,870
	Love Field Airport Modernization Corp., Special Facilities Revenue Bonds (Southwest Airlines Co. Project)
1,100,000	5.000%, 11/01/28(b)	1,095,347
	North Central Texas Health Facility Development Corp., Hospital Revenue Bonds (Children’s Medical Center of Dallas Project)
2,700,000	5.000%, 08/15/32(b)	2,819,745
	North Texas Tollway Authority, Revenue Bonds (Build America Bonds), Sub-Lien, Series B-2
5,950,000	8.910%, 02/01/30(b)	6,788,831
	North Texas Tollway Authority, Revenue Bonds, Sub-Lien, Series A
1,200,000	6.250%, 02/01/23(b)	1,317,900
	State of Texas, Private Activity Bond Surface Transportation Corp., Revenue Bonds (Sr. Lien LBJ Infrastructure Group)
6,240,000	7.000%, 06/30/40(b)	6,841,474
	Texas Municipal Gas Acquisition & Supply Corp., Gas Supply Revenue Bonds, Sr. Lien, Series B, VRDN
10,100,000	0.870%, 12/15/26(b)(d)	8,588,737
	Texas Municipal Gas Acquisition & Supply Corp., I, Gas Supply Revenue Bonds, Sr. Lien, Series D
3,945,000	5.625%, 12/15/17(b)	4,438,519
8,850,000	6.250%, 12/15/26(b)	10,301,223

	Texas Municipal Gas Acquisition & Supply Corp., III, Gas Supply Revenue Bonds
8,675,000	5.000%, 12/15/27(b)	8,656,869
5,000,000	5.000%, 12/15/29(b)	4,880,350
2,500,000	5.000%, 12/15/30(b)	2,424,075
1,900,000	5.000%, 12/15/32(b)	1,805,342
	Trinity River Authority Texas, Pollution Control Revenue Bonds (Texas Electric Co. Project)
525,000	6.250%, 05/01/28	18,375
		66,352,102
Utah: 0.57%
	Utah County, Hospital Revenue Bonds (IHC Health Services, Inc.)
2,500,000	5.000%, 05/15/43(b)	2,528,275
Virgin Islands: 0.56%
	Virgin Islands Public Finance Authority, Revenue Bonds (Sr. Lien/Capital Projects), Series A-1
500,000	5.000%, 10/01/39(b)	472,230
	Virgin Islands Public Finance Authority, Revenue Bonds (Sr. Lien/Manufacturing Federal Loan Notes), Series A
2,000,000	5.000%, 10/01/29(b)	1,986,940
		2,459,170
Virginia: 1.89%
	Tobacco Settlement Financing Corp., Revenue Bonds, Sr. Series B-1
1,870,000	5.000%, 06/01/47(b)	1,206,524
	Virginia State Small Business Financing Authority, Revenue Bonds (Sr. Lien Elizabeth River Crossings Opco, Llc Project)
3,300,000	5.250%, 01/01/32(b)	3,093,486
4,000,000	6.000%, 01/01/37(b)	4,021,160
		8,321,170
West Virginia: 0.29%
	County of Pleasants, West Virginia Pollution Control Revenue Bonds (Allegheny Energy Supply Co.), Series F
1,340,000	5.250%, 10/15/37(b)	1,293,864
Wisconsin: 1.58%
	University of Wisconsin Hospitals & Clinics Authority, Revenue Bonds, Series A
800,000	5.000%, 04/01/38(b)	809,040
	Wisconsin State General Fund Annual Appropriation, Revenue Bonds, Series A
3,275,000	5.750%, 05/01/33(b)	3,591,430

	Wisconsin State Health & Educational Facilities Authority, Revenue Bonds (Aurora Health Care, Inc.), Series A
2,455,000	5.625%, 04/15/39(b)	2,567,390
		6,967,860
	Total Municipal Bonds (Cost $539,051,675)	518,878,193
	Total Investments: 118.86% (Cost $543,341,647)	522,923,193
	Net Other Assets and Liabilities: (18.86)%	(82,990,127)
	Net Assets: 100.00%	$439,933,066

Percentages are stated as a percent of net assets.

(a)	Security in default on interest payments.
(b)	Security, or portion of security, is being held as collateral for short sales. At period end, the aggregate market value of those securities was $470,967,748, representing 107.05% of net assets.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $2,720,000, representing 0.62% of net assets.
(d)	Interest rate will change at a future date. Interest rate shown reflects the rate in effect at September 30, 2013.
(e)	Security in default on prior interest payments, pending the outcome of the bankruptcy filing. Security deemed to be liquid under the procedures approved by the Fund’s Board of Trustees.

Principal Amount		Value (Note 1)
Schedule of Securities Sold Short
Corporate Bonds
	Apple, Inc., Sr. Unsec. Notes
$ (4,000,000)	2.400%, 05/03/23	$(3,630,008)
	Citigroup, Inc., Sr. Unsec. Notes
(2,000,000)	4.500%, 01/14/22	(2,100,480)
	Clorox Co., Sr. Unsec. Notes
(3,000,000)	3.050%, 09/15/22	(2,866,506)
	Darden Restaurants, Inc., Sr. Unsec. Notes
(2,500,000)	4.500%, 10/15/21	(2,527,392)
	Devon Energy Corp., Sr. Unsec. Notes
(2,000,000)	3.250%, 05/15/22	(1,918,792)
	EI du Pont de Nemours & Co., Sr. Unsec. Notes
(4,000,000)	2.800%, 02/15/23	(3,775,848)
	Ford Motor Credit Co. Llc., Sr. Unsec. Notes
(2,250,000)	5.750%, 02/01/21	(2,492,647)
	International Paper Co., Sr. Unsec. Notes
(3,000,000)	4.750%, 02/15/22	(3,165,957)

	Prudential Financial, Inc., Sr. Unsec. Notes, Series Medium-Term Notes
(2,000,000)	4.500%, 11/15/20	(2,152,794)
		(24,630,424)
U.S. Treasury Bonds & Notes
	U.S. Treasury Notes
(15,000,000)	0.125%, 04/30/15	(14,974,515)
(56,000,000)	0.375%, 06/30/15	(56,101,696)
(35,000,000)	0.500%, 07/31/17	(34,353,305)
(30,000,000)	0.625%, 07/15/16	(30,049,230)
(22,500,000)	0.625%, 04/30/18	(21,876,863)
(23,250,000)	2.000%, 11/15/21	(22,737,779)
		(180,093,388)
	Total Securities Sold Short (Proceeds $204,171,442)	$(204,723,812)

Investment Abbreviations:

Sec.—Secured

Sr.—Senior

Sub.—Subordinated

Unsec.—Unsecured

VRDN—Variable Rate Demand Notes

Portfolio of Investments (Note 1)

Forward Dynamic Income Fund

September 30, 2013 (Unaudited)

Shares		Value (Note 1)
Common Stocks: 46.47%
Consumer Discretionary: 0.98%
500	Darden Restaurants, Inc.	$23,145
Consumer Staples: 11.40%
900	Archer-Daniels-Midland Co.	33,156
1,600	Campbell Soup Co.	65,136
500	Clorox Co.	40,860
500	Colgate-Palmolive Co.	29,650
900	General Mills, Inc.	43,128
500	Procter & Gamble Co.	37,795
600	Sysco Corp.	19,098
		268,823
Financials: 10.63%
3,000	Annaly Capital Management, Inc.	34,740
1,600	Associated Estates Realty Corp.	23,856
803	BioMed Realty Trust, Inc.	14,928
1,000	Campus Crest Communities, Inc.	10,800
1,300	Chatham Lodging Trust	23,218
300	Digital Realty Trust, Inc.	15,930
400	Equity Residential	21,428
3,700	Strategic Hotels & Resorts, Inc.(a)	32,116
6,600	Winthrop Realty Trust	73,590
		250,606
Health Care: 0.64%
300	Eli Lilly & Co.	15,099
Industrials: 6.14%
600	Deere & Co.	48,834
1,900	Harsco Corp.	47,310
1,800	Iron Mountain, Inc.	48,636
		144,780
Information Technology: 3.11%
1,000	Cisco Systems, Inc.	23,420
1,500	Microsoft Corp.	49,965
		73,385
Materials: 1.06%
800	Potash Corp. of Saskatchewan, Inc.	25,024
Telecommunication Services: 6.01%
2,000	AT&T, Inc.	67,640
500	Verizon Communications, Inc.	23,330
1,100	Vodafone Group Plc, Sponsored ADR	38,698
1,500	Windstream Holdings, Inc.	12,000
		141,668
Utilities: 6.50%
1,000	American Water Works Co., Inc	41,280
1,000	California Water Service Group	20,320
400	New Jersey Resources Corp.	17,620
300	PG&E Corp.	12,276
1,700	Portland General Electric Co.	47,991

300	SCANA Corp.	13,812
		153,299
	Total Common Stocks (Cost $1,100,014)	1,095,829
Preferred Stocks: 3.01%
Financials: 3.01%
	Digital Realty Trust, Inc.
1,700	Series F, 6.625%	38,046
	General Growth Properties, Inc.
1,500	Series A, 6.375%	32,955
		71,001
	Total Preferred Stocks (Cost $74,500)	71,001
	Total Investments: 49.48% (Cost $1,174,514)	1,166,830
	Net Other Assets and Liabilities: 50.52%	1,191,573	(b)
	Net Assets: 100.00%	$2,358,403

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Includes cash which is being held as collateral for potential transactions in futures contracts.

Investment Abbreviations:

ADR—American Depositary Receipt

Portfolio of Investments (Note 1)

Forward EM Corporate Debt Fund

September 30, 2013 (Unaudited)

Shares			Value (Note 1)
Common Stocks: 1.05%
Colombia: 1.05%
178,200	Pacific Rubiales Energy Corp.		$3,514,639
	Total Common Stocks (Cost $4,260,754)		3,514,639

Principal Amount		Currency
Foreign Government Obligations: 5.48%
Argentina: 4.58%
	Provincia de Buenos Aires, Sr. Unsec. Notes
100,000	10.875%, 01/26/21(a)	USD	82,000
200,000	10.875%, 01/26/21(b)	USD	164,000
11,921,000	11.750%, 10/05/15(b)	USD	11,384,555
	Republic of Argentina, GDP-Linked Security
316,350,000	0.000%, 12/15/35(c)(k)	ARS	3,717,118
			15,347,673
Brazil: 0.90%
	Banco Nacional de Desenvolvimento Economico e Social, Sr. Unsec. Notes
3,000,000	3.375%, 09/26/16(a)	USD	3,016,500
	Total Foreign Government Obligations (Cost $18,138,929)		18,364,173
Asset-Backed Securities: 5.07%
China: 5.07%
	Sealane Trade Finance, Ltd., Series 2011-1X, Class A
9,650,000	14.265%, 02/12/16(d)	USD	10,107,892
	Start CLO, Ltd., Series 2010-6A, Class A
5,000,000	16.274%, 04/01/14(a)(d)	USD	5,122,900
	Start CLO, Ltd., Series 2011-7A, Class A
1,700,000	15.258%, 06/09/15(a)(d)	USD	1,797,257
			17,028,049
	Total Asset-Backed Securities (Cost $17,056,789)		17,028,049

Convertible Corporate Bonds: 1.06%
Indonesia: 1.06%
	Enercoal Resources Pte, Ltd.
6,100,000	9.250%, 08/05/14	USD	3,538,000
	Total Convertible Corporate Bonds (Cost $5,298,426)		3,538,000
Corporate Bonds: 91.79%
Argentina: 0.34%
	Empresa Distribuidora Y Comercializadora Norte, Sr. Unsec. Notes
2,170,000	9.750%, 10/25/22(b)	USD	1,128,400
Azerbaijan: 1.76%
	Azerbaijan Railways, Unsec. Notes
1,750,000	8.250%, 02/18/16(e)	USD	1,847,998
	International Bank of the Republic of Azerbaijan OJSC Via Rubrika Finance Co., Ltd., Unsec. Notes
4,000,000	8.500%, 10/22/13(b)(e)	USD	4,046,000
			5,893,998
Bolivia: 3.02%
	Trilogy International Partners Llc/Trilogy International Finance, Inc., First Lien Notes
10,500,000	10.250%, 08/15/16(a)	USD	10,132,500
Brazil: 8.06%
	Aralco Finance SA, Sr. Unsec. Notes
4,050,000	10.125%, 05/07/20(a)	USD	3,280,500
	Arcos Dorados Holdings, Inc., Sr. Unsec. Notes
4,850,000	6.625%, 09/27/23(a)	USD	4,801,500
	Banco do Brasil SA, Sr. Unsec. Notes
3,000,000	4.500%, 01/22/15(b)(e)	USD	3,120,000
	Caixa Economica Federal, Sr. Unsec. Notes
5,000,000	4.500%, 10/03/18(a)	USD	4,966,000
	General Shopping Investments Ltd., Sub. Notes, Perpetual Maturity
6,910,000	12.000%, 12/20/49(b)(f)	USD	5,742,210
	Virgolino de Oliveira Finance, Ltd., Sr. Unsec. Notes
1,000,000	10.500%, 01/28/18(b)	USD	762,500
5,750,000	11.750%, 02/09/22(b)	USD	4,341,250
			27,013,960
Chile: 4.26%
	Automotores Gildemeister SA, Sr. Unsec. Notes
2,900,000	8.250%, 05/24/21(b)	USD	2,508,500

	Banco de Credito e Inversiones, Sr. Unsec. Notes
1,000,000	3.000%, 09/13/17(a)	USD	995,691
	Banco del Estado de Chile, Sr. Unsec. Notes
5,470,000	2.000%, 11/09/17(a)(e)	USD	5,351,602
	Corp. Nacional del Cobre de Chile, Sr. Unsec. Notes
1,800,000	3.000%, 07/17/22(a)(e)	USD	1,649,318
	Inversiones Alsacia SA, Sec. Notes
4,662,468	8.000%, 08/18/18(b)	USD	3,783,593
			14,288,704
China: 5.75%
	Baidu, Inc., Sr. Unsec. Notes
2,000,000	3.250%, 08/06/18(e)	USD	2,004,522
	CNOOC Curtis Funding No. 1, Ltd., Sr. Unsec. Notes
750,000	4.500%, 10/03/23(a)	USD	758,100
	CNOOC Finance 2013, Ltd., Sr. Unsec. Notes
3,000,000	3.000%, 05/09/23(e)	USD	2,703,126
	Sinopec Capital 2013, Ltd., Sr. Unsec. Notes
4,000,000	4.250%, 04/24/43(a)(e)	USD	3,384,288
	State Grid Overseas Investment 2013, Ltd., Sr. Unsec. Notes
6,800,000	3.125%, 05/22/23(a)(e)	USD	6,354,301
	Tencent Holdings, Ltd., Sr. Unsec. Notes
4,000,000	3.375%, 03/05/18(a)(e)	USD	4,057,584
			19,261,921
Colombia: 7.51%
	Avianca Holdings SA, Sr. Unsec. Notes
555,000	8.375%, 05/10/20(b)	USD	574,425
4,800,000	8.375%, 05/10/20(a)	USD	4,968,000
	Bancolombia SA, Sub. Notes
4,400,000	5.125%, 09/11/22(e)	USD	4,037,000
	Colombia Telecomunicaciones SA ESP, Sr. Unsec. Notes
5,273,000	5.375%, 09/27/22(a)(e)	USD	4,864,343
	Gruposura Finance, Sr. Unsec. Notes
2,005,000	5.700%, 05/18/21(b)	USD	2,015,025
	Pacific Rubiales Energy Corp., Sr. Unsec. Notes
1,400,000	7.250%, 12/12/21(b)	USD	1,477,000
	Transportadora de Gas Internacional SA ESP, Sr. Unsec. Notes
7,185,000	5.700%, 03/20/22(b)(e)	USD	7,238,887
			25,174,680
Hong Kong: 2.81%
	CFG Investment SAC, Sr. Unsec. Notes
3,936,000	9.750%, 07/30/19(b)	USD	3,640,800
4,630,000	9.750%, 07/30/19(a)	USD	4,282,750
	Hutchison Whampoa International 12, II Ltd., Sr. Unsec. Notes
1,500,000	2.000%, 11/08/17(a)(e)	USD	1,486,542
			9,410,092

Indonesia: 2.80%
	Berau Capital Resources Pte, Ltd., First Lien Notes
3,996,000	12.500%, 07/08/15(b)(e)	USD	4,195,800
100,000	12.500%, 07/08/15(a)	USD	105,000
	Gajah Tunggal Tbk PT, Sec. Notes
1,000,000	7.750%, 02/06/18(a)	USD	970,000
	Perusahaan Listrik Negara PT, Sr. Unsec. Notes
5,500,000	5.250%, 10/24/42(a)(e)	USD	4,125,000
			9,395,800
Israel: 1.07%
	Altice Finco SA, Sr. Unsec. Notes
1,250,000	9.000%, 06/15/23(a)	EUR	1,747,646
	Teva Pharmaceutical Finance IV Llc, Sr. Unsec. Notes
1,930,000	2.250%, 03/18/20(e)	USD	1,833,898
			3,581,544
Jamaica: 1.49%
	Digicel Group, Ltd., Sr. Unsec. Notes
4,800,000	8.250%, 09/30/20(a)(e)	USD	4,992,000
Kazakhstan: 2.59%
	Tristan Oil, Ltd., Sec. Notes
15,228,000	0.000%, 01/01/16(b)	USD	8,679,960
Malaysia: 1.91%
	Special Port Vehicle Sdn Bhd, Asset Backed Bonds, Series 8
22,000,000	5.300%, 07/30/14(g)	MYR	6,407,977
Mexico: 9.38%
	BBVA Bancomer SA, Sub. Notes
1,850,000	6.750%, 09/30/22(a)(e)	USD	1,919,375
	Cemex SAB de CV, Sec. Notes
6,000,000	6.500%, 12/10/19(a)	USD	5,925,000
	Grupo Senda Autotransporte SA de CV, First Lien Notes
6,265,000	10.500%, 10/03/15(b)	USD	6,437,288
	Maxcom Telecomunicaciones SAB de CV, First Lien Notes, Series B
5,717,000	11.000%, 12/15/14(h)	USD	4,573,600
	Office Depot de Mexico SA de CV, Sr. Unsec. Notes
5,950,000	6.875%, 09/20/20(a)	USD	5,935,125
	Petroleos Mexicanos, Sr. Unsec. Notes
3,000,000	3.500%, 07/18/18(e)	USD	3,044,999
2,750,000	4.875%, 01/24/22(e)	USD	2,811,875
	Santa Maria Offshore, Ltd., First Lien Notes
800,000	8.875%, 07/03/18	USD	838,000
			31,485,262
Nigeria: 3.37%
	Fidelity Bank Plc, Sr. Unsec. Notes
2,800,000	6.875%, 05/09/18(a)	USD	2,598,750
	Sea Trucks Group, Ltd., First Lien Notes
9,400,000	9.000%, 03/26/18(a)	USD	8,695,000
			11,293,750

Peru: 2.36%
	Corp. Lindley SA, Sr. Unsec. Notes
2,000,000	6.750%, 11/23/21(b)	USD	2,110,000
	Gas Natural de Lima y Callao SA, Sr. Unsec. Notes
1,000,000	4.375%, 04/01/23(a)	USD	907,500
	Pesquera Exalmar S.A.A., Sr. Unsec. Notes
5,300,000	7.375%, 01/31/20(a)	USD	4,902,500
			7,920,000
Poland: 0.82%
	PKO Finance AB, Sr. Unsec. Notes
2,800,000	4.630%, 09/26/22(a)(e)	USD	2,759,400
Qatar: 1.40%
	Qtel International Finance, Ltd., Sr. Unsec. Notes
1,000,000	3.250%, 02/21/23(a)	USD	910,200
	Ras Laffan Liquefied Natural Gas Co., Ltd. II, Sec. Notes
3,551,000	5.298%, 09/30/20(b)(e)	USD	3,781,815
			4,692,015
Russia: 12.17%
	Alfa Bank OJSC Via Alfa Bond Issuance Plc, Sr. Unsec. Notes
2,500,000	7.750%, 04/28/21(b)(e)	USD	2,662,500
165,000,000	8.625%, 04/26/16(a)	RUB	5,092,356
	Bank of Moscow via BOM Capital PL, Sr. Unsec. Notes
1,000,000	6.699%, 03/11/15(b)	USD	1,055,380
	Borets Finance, Ltd., Unsec. Notes
4,100,000	7.625%, 09/26/18(a)	USD	4,035,938
	EDC Finance, Ltd., Sr. Unsec. Notes
300,000	4.875%, 04/17/20(a)	USD	287,250
	Federal Grid Co., OJSC via Federal Grid Finance, Ltd., Unsec Notes
100,000,000	8.446%, 03/13/19	RUB	3,098,622
	Gazprom OAO Via Gaz Capital SA, Sr. Unsec. Notes
2,000,000	4.375%, 09/19/22(a)	USD	1,850,000
1,000,000	4.950%, 07/19/22(b)	USD	968,750
500,000	4.950%, 07/19/22(a)	USD	484,375
2,000,000	7.288%, 08/16/37(b)	USD	2,165,000
2,000,000	8.125%, 07/31/14(b)(e)	USD	2,119,600
	RusHydro Finance, Ltd., Sec. Notes
47,000,000	7.875%, 10/28/15	RUB	1,437,495
	RZD Capital, Ltd., Sr. Unsec. Notes
2,500,000	5.700%, 04/05/22(b)	USD	2,556,250
	Sberbank of Russia Via SB Capital SA, Sub. Notes
3,000,000	5.125%, 10/29/22(b)(e)	USD	2,813,100
	VTB Bank OJSC Via VTB Capital SA, Sr. Unsec. Notes
1,000,000	6.000%, 04/12/17(b)	USD	1,055,000

1,125,000	6.000%, 04/12/17(a)	USD	1,186,875
	Wind Acquisition Holdings Finance SA, First Lien PIK Notes
8,014,066	12.250%, 07/15/17(a)	USD	7,953,960
			40,822,451
Saudi Arabia: 1.55%
	Saudi Electricity Global Sukuk Co. 2, Unsec. Notes
5,650,000	5.060%, 04/08/43(a)(e)	USD	5,183,875
Singapore: 1.12%
	Singapore Telecommunications, Ltd., Sr. Unsec. Notes
1,025,000	7.375%, 12/01/31(b)(e)	USD	1,303,252
	Temasek Financial I, Ltd., Sr. Unsec. Notes
3,000,000	3.375%, 07/23/42(a)(e)	USD	2,435,265
			3,738,517
South Africa: 0.63%
	Myriad International Holdings BV, Sr. Unsec. Notes
2,000,000	6.000%, 07/18/20(a)	USD	2,110,000
South Korea: 3.56%
	Doosan Infracore Co., Ltd., Sr. Unsec. Notes
1,800,000	3.250%, 10/05/42(d)(e)	USD	1,759,556
	Korea East-West Power Co., Ltd., Sr. Unsec. Notes
1,500,000	2.500%, 07/16/17(a)(e)	USD	1,504,544
	Korea Finance Corp., Sr. Unsec. Notes
4,000,000	2.250%, 08/07/17	USD	4,006,323
	Korea Resources Corp., Sr. Unsec. Notes
2,000,000	2.125%, 05/02/18(a)	USD	1,936,040
	Lotte Shopping Co., Ltd., Sr. Unsec. Notes
1,700,000	3.375%, 05/09/17(a)(e)	USD	1,753,074
	SK Telecom Co., Ltd., Sr. Unsec. Notes
1,000,000	2.125%, 05/01/18(a)(e)	USD	979,375
			11,938,912
Supranational: 1.12%
	Eurasian Development Bank, Sr. Unsec. Notes
3,800,000	5.000%, 09/26/20(a)	USD	3,757,250
Turkey: 1.54%
	KOC Holding AS, Sr. Unsec. Notes
3,000,000	3.500%, 04/24/20(b)	USD	2,577,000
	Turkiye Garanti Bankasi AS, Sr. Unsec. Notes
2,800,000	5.250%, 09/13/22(b)(e)	USD	2,590,000
			5,167,000
Ukraine: 1.83%
	Mriya Agro Holding Plc, Sr. Unsec. Notes
2,300,000	9.450%, 04/19/18(b)	USD	1,903,710
1,000,000	9.450%, 04/19/18(a)	USD	827,700
	Ukrlandfarming Plc, Unsec. Notes
3,800,000	10.875%, 03/26/18(a)	USD	3,391,500
			6,122,910

United Arab Emirates: 5.50%
	Dolphin Energy, Ltd., Sec. Notes
1,500,000	5.500%, 12/15/21(a)(e)	USD	1,648,125
	Doric Nimrod Air, First Lien Notes
5,842,306	5.125%, 11/30/24(a)	USD	5,856,912
	Doric Nimrod Air, Sec. Notes
2,000,000	6.125%, 11/30/21(a)	USD	2,015,000
	Dubai Electricity & Water Authority, Sr. Unsec. Notes
2,700,000	7.375%, 10/21/20(b)(e)	USD	3,172,500
	MDC BV, Gtd. Medium-Term Notes
1,750,000	5.750%, 05/06/14(b)(e)	USD	1,800,750
	Millennium Offshore Services Superholdings Llc, Sec. Notes
3,800,000	9.500%, 02/15/18(a)(e)	USD	3,942,500
			18,435,787
United States: 1.66%
	Continental Airlines 1997-4 Class A Pass Through Trust, Series 974A
4,661,394	6.900%, 07/02/19	USD	4,894,464
	MF Global Holdings, Ltd., Sr. Unsec. Notes
1,300,000	6.250%, 08/08/16(i)	USD	679,250
			5,573,714
Venezuela: 0.41%
	Sidetur Finance BV, Sr. Unsec. Notes
2,507,500	10.000%, 04/20/16(b)(h)	USD	1,379,125
	Total Corporate Bonds (Cost $318,505,969)		307,741,504
Credit-Linked Notes: 4.50%
Azerbaijan: 1.49%
	VTB Capital Plc, (International Bank Of Azerbaijan OJSC)
5,000,000	5.000%, 06/17/14	USD	4,993,750
Nigeria: 3.01%
	Nigeria Treasury Bills, (Standard Bank)
10,721,600	0.000%, 01/27/14	USD	10,082,593

Total Credit-Linked Notes (Cost $14,700,889)	15,076,343
Total Investments: 108.95% (Cost $377,961,756)	365,262,708
Net Other Assets and Liabilities: (8.95)%	(30,029,499	)(j)
Net Assets: 100.00%	$335,233,209

Percentages are stated as a percent of net assets.

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $176,076,086, representing 52.52% of net assets.
(b)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such securities cannot be sold by the issuer in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At period end, the aggregate market value of those securities was $107,253,925 representing 31.99% of net assets.
(c)	Non-Income producing security.
(d)	Interest rate will change at a future date. Interest rate shown reflects the rate in effect at September 30, 2013.
(e)	Security, or portion of security, is being held as collateral for the line of credit. At period end, the aggregate market value of those securities was $118,820,874, representing 35.44% of net assets.
(f)	This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.
(g)	Security determined to be illiquid under the procedures approved by the Fund’s Board of Trustees.
(h)	Security in default on interest payments.
(i)	Security in default on interest payments. Pending the outcome of the bankruptcy filing. Security deemed to be liquid under the procedures approved by the Fund’s Board of Trustees.
(j)	Includes cash which is being held as collateral for credit default swaps.
(k)	Payment, if any, is equal to the Available Excess GDP, as per the terms defined in The Republic of Argentina Prospectus dated April 27, 2010.

Credit Default Swaps Contracts on Corporate and Sovereign Obligation Issues—Sell Protection(l)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at Sept 30, 2013(m)	Notional Amount(n)	Market Value	Upfront Premiums Received	Unrealized Appreciation
Petroleos de Venezuela SA	BNP Paribas	5%	06/20/14	7.70%	$8,000,000	$(148,769)	$(238,783)	$90,014
Total Credit Default Swap Contracts						$(148,769)	$(238,783)	$90,014

(l)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(m)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country, U.S. municipal issues, and U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(n)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Security determined to be illiquid under the procedures approved by the Fund’s Board of Trustees is as follows:

Date(s) of Purchase	Security	Cost	Market Value	% of Net Assets
03/04/13-07/02/13	Special Port Vehicle Sdn Bhd, Asset Backed Bonds, Series 8
	5.300%, 07/30/14(g)	$6,769,372	$6,407,977	1.91%

Investment Abbreviations:

GDP—Gross Domestic Product

Gtd.—Guaranteed

PIK—Payment in-kind

Sec.—Secured

Sr.—Senior

Sub.—Subordinated

Unsec.—Unsecured

Currency Abbreviations:

ARS—Argentine Peso

EUR—Euro

MYR—Malaysian Ringgit

RUB—Russian Ruble

USD—U.S. Dollar

Portfolio of Investments (Note 1)

Forward Emerging Markets Fund

September 30, 2013 (Unaudited)

Shares		Value (Note 1)
Common Stocks: 81.24%
Brazil: 2.84%
50,600	BM&F Bovespa SA	$284,016
2,300	Companhia de Bebidas das Americas, Preferred ADR	88,205
		372,221
Chile: 1.52%
105,600	Vina Concha Y Toro SA	199,417
China: 6.84%
100,000	China Machinery Engineering Corp., Class H	59,439
2,600	China Petroleum & Chemical Corp., ADR	203,554
461,850	Goodbaby International Holdings, Ltd.	232,238
10,300	Mindray Medical International, Ltd., ADR	400,567
		895,798
Colombia: 1.28%
13,950,000	Bolsa De Valores de Colombia	168,311
Egypt: 1.13%
10,760	Eastern Tobacco	147,390
Hong Kong: 4.82%
104,000	China Gas Holdings, Ltd.	113,307
41,400	First Pacific Co., Ltd., Sponsored ADR	231,426
6,700	Guangdong Investment, Ltd., Unsponsored ADR	287,296
		632,029
Indonesia: 6.32%
77,500	Enseval Putera Megatrading Tbk PT	22,755
1,545,240	PT Astra Graphia Tbk	182,813
288,200	PT Bank Mandiri Tbk	197,858
650,000	PT Kalbe Farma Tbk	66,235
1,299,500	PT Media Nusantara Citra Tbk	302,992
50,870	PT Tambang Batubara Bukit Asam Tbk	56,010
		828,663
Italy: 3.44%
22,900	Danieli & C. Officine Meccaniche SpA, Unsponsored ADR	451,130
Malaysia: 5.15%
111,850	JobStreet Corp. Bhd	78,582
198,000	Malaysia Airports Holdings Bhd	461,058
162,897	Oldtown Bhd	134,935
		674,575

Mexico: 1.63%
2,200	Fomento Economico Mexicano SAB de CV, Sponsored ADR	213,598
Nigeria: 1.78%
1,500,000	Guaranty Trust Bank Plc	233,452
Peru: 2.74%
36,000	Alicorp SA	115,045
1,900	Credicorp, Ltd.	244,074
		359,119
Russia: 2.64%
37,800	Hydraulic Machines and Systems Group Plc, GDR(a)	96,390
3,931	Lukoil OAO, Sponsored ADR	249,855
		346,245
Singapore: 5.89%
24,500	China Yuchai International, Ltd.	582,365
123,000	OSIM International, Ltd.	189,223
		771,588
South Africa: 4.08%
15,400	Kumba Iron Ore, Ltd., ADR	238,546
2,500	Sibanye Gold, Ltd., Sponsored ADR(b)	13,025
9,500	Tiger Brands, Ltd.	283,015
		534,586
South Korea: 1.82%
7,400	Grand Korea Leisure Co., Ltd.	238,249
Sri Lanka: 3.40%
131,453	Commercial Bank of Ceylon Plc, Non-Voting Depository Receipt	90,922
190,924	Hatton National Bank Plc, Non-Voting Depository Receipt	159,537
2,000,000	Piramal Glass Ceylon Plc	78,788
1,050,002	Textured Jersey Lanka, Ltd.	116,932
		446,179
Taiwan: 7.09%
24,000	Asustek Computer, Inc.	191,159
226,900	Formosan Rubber Group, Inc.	188,015
166,700	Kinik Co.	367,037
1,468	Mega Financial Holding Co., Ltd.	1,204
7,500	TPK Holding Co., Ltd.	68,108
80,000	Wah Lee Industrial Corp.	114,046
		929,569
Thailand: 7.98%
2,031,400	Jasmine International Pcl	535,775
24,000	Kasikornbank Pcl, Non-Voting Depository Receipt	134,271
31	PTT Exploration & Production Pcl	162
213,000	Supalai Pcl, Non-Voting Depository Receipt	107,590
839,800	Thai Tap Water Supply Pcl	268,478
		1,046,276

Turkey: 3.95%
112,434	Anadolu Hayat Emeklilik AS	253,248
9,000	Koza Altin Isletmeleri AS	143,016
53,500	Tekfen Holding AS	121,034
		517,298
Ukraine: 0.98%
8,100	MHP SA, GDR(a)	128,385
United Kingdom: 3.92%
9,300	Bank of Georgia Holdings Plc	290,879
9,300	Standard Chartered Plc	222,977
		513,856
	Total Common Stocks (Cost $10,148,302)	10,647,934
	Total Investments: 81.24% (Cost $10,148,302)	10,647,934
	Net Other Assets and Liabilities: 18.76%	2,458,664	(c)
	Net Assets: 100.00%	$13,106,598

Percentages are stated as a percent of net assets.

(a)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such securities cannot be sold by the issuer in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At period end, the aggregate market value of those securities was $224,775 representing 1.71% of net assets.
(b)	Non-income producing security.
(c)	Includes cash which is being held as collateral for futures contracts.

Futures Contracts

Description	Position	Contracts	Expiration Date	Value	Unrealized Loss
MSCI Emerging Markets E-Mini Future	Long	25	12/23/13	$1,228,375	$(73,445)
Total Futures Contracts				$1,228,375	$(73,445)

Investment Abbreviations:

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

MSCI—Morgan Stanley Capital International

Portfolio of Investments (Note 1)

Forward Endurance Long/Short Fund

September 30, 2013 (Unaudited)

Shares		Value (Note 1)
Common Stocks: 67.12%
Consumer Staples: 0.47%
640	Sprouts Farmers Market, Inc.(a)	$28,410
Energy: 0.91%
800	Clean Energy Fuels Corp.(a)	10,224
500	Schlumberger, Ltd.	44,180
		54,404
Financials: 3.95%
1,600	Financial Engines, Inc.	95,104
7,000	GSV Capital Corp.(a)	103,740
200	Visa, Inc., Class A	38,220
		237,064
Health Care: 2.69%
2,000	Illumina, Inc.(a)(b)	161,660
Industrials: 1.35%
650	Arcam AB(a)	65,033
2,000	Enphase Energy, Inc.(a)	16,280
		81,313
Information Technology: 57.64%(c)
500	Apple, Inc.(b)	238,375
1,000	Autodesk, Inc.(a)(b)	41,170
1,791	ChannelAdvisor Corp.(a)	65,604
7,100	Ciena Corp.(a)	177,358
800	CoStar Group, Inc.(a)(b)	134,320
4,200	Facebook, Inc., Class A(a)(b)	211,008
400	FireEye, Inc.(a)	16,612
425	Google, Inc., Class A(a)(b)	372,262
2,000	Infoblox, Inc.(a)	83,640
600	Jive Software, Inc.(a)	7,500
1,400	LinkedIn Corp., Class A(a)(b)	344,484
250	Mastercard, Inc., Class A	168,195
14,000	Microsoft Corp.(b)	466,340
9,000	QUALCOMM, Inc.(b)	606,240
700	Salesforce.com, Inc.(a)	36,337
6,000	Splunk, Inc.(a)(b)	360,240
893	Tableau Software, Inc., Class A(a)	63,617
1,000	Yelp, Inc.(a)	66,180
		3,459,482

Telecommunication Services: 0.11%
350	RingCentral, Inc., Class A(a)	6,307
	Total Common Stocks (Cost $3,406,091)	4,028,640
	Total Investments: 67.12% (Cost $3,406,091)	4,028,640
	Net Other Assets and Liabilities: 32.88%	1,973,660	(d)
	Net Assets: 100.00%	$6,002,300

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Security, or portion of security, is being held as collateral for short sales and options written. At period end, the aggregate market value of those securities was $2,179,299, representing 36.31% of net assets.
(c)	When sector categorization is categorized by industry, no industry exceeds the 25% maximum specified in the Statement of Additional Information.
(d)	Includes cash which is being held as collateral for short sales and options written.

Shares		Value (Note 1)
Schedule Of Securities Sold Short
Common Stocks
(1,500)	3D Systems Corp.	$(80,985)
(800)	Angie’s List, Inc.	(18,000)
(500)	Broadcom Corp., Class A	(13,005)
(2,000)	Cisco Systems, Inc.	(46,840)
(2,000)	eBay, Inc.	(111,580)
(4,300)	Hewlett-Packard Co.	(90,214)
(3,000)	Intel Corp.	(68,760)
(600)	International Business Machines Corp.	(111,108)
(600)	Jones Lang LaSalle, Inc.	(52,380)
(1,500)	Lexmark International, Inc., Class A	(49,500)
(1,500)	Marin Software, Inc.	(18,825)
(500)	OpenTable, Inc.	(34,990)
(1,200)	Oracle Corp.	(39,804)
(2,000)	SAP AG, Sponsored ADR	(147,840)
(2,000)	Western Union Co.	(37,320)
(200)	Zillow, Inc., Class A	(16,874)
	Total Securities Sold Short (Proceeds $948,809)	$(938,025)

Contracts
Schedule Of Options Written
(45)	Microsoft Corp., Expires October 2013 at $33.00 Put	$(2,295)
	Total Options Written (Proceeds $3,463)	$(2,295)

Investment Abbreviations:

ADR—American Depositary Receipt

Portfolio of Investments (Note 1)

Forward Frontier Strategy Fund

September 30, 2013 (Unaudited)

Shares		Value (Note 1)
Exchange-Traded Funds: 3.85%
122,381	iShares® MSCI Frontier 100 Index Fund	$3,856,225
	Total Exchange-Traded Funds (Cost $3,695,131)	3,856,225

Principal Amount
Agency Pass-Through Securities: 27.71%
Federal Home Loan Mortgage Corp (FHLMC): 12.24%
	FHLMC
$ 500,000	0.450%, 11/24/15	499,725
250,000	0.625%, 03/06/15	250,567
500,000	0.750%, 09/28/15	501,467
250,000	0.850%, 02/24/16	250,505
459,669	0.860%, 03/01/30(a)	471,495
556,213	0.870%, 02/01/30(a)	567,948
2,900,000	0.875%, 10/14/16	2,913,954
361,936	0.947%, 04/01/30(a)	372,318
1,000,000	1.125%, 03/10/17	1,003,473
2,000,000	1.200%, 11/19/18	1,928,185
53,701	2.161%, 08/01/19(a)	56,996
25,213	2.217%, 12/01/30(a)	26,499
70,426	2.231%, 06/01/30(a)	74,420
33,882	2.255%, 09/01/28(a)	36,035
24,495	2.258%, 01/01/36(a)	25,852
21,206	2.349%, 11/01/32(a)	22,203
13,708	2.350%, 05/01/31(a)	14,605
16,562	2.392%, 07/01/31(a)	17,686
192,614	2.396%, 05/01/35(a)	204,344
56,316	2.423%, 08/01/17(a)	56,832
38,732	2.427%, 02/01/34(a)	40,990
2,831	2.431%, 03/01/18(a)	2,852
49,021	2.455%, 04/01/32(a)	49,006
12,434	2.500%, 08/01/31(a)	12,419
31,415	2.526%, 06/01/36(a)	33,468
3,753	2.526%, 07/01/29(a)	3,938
43,349	2.560%, 01/01/37(a)	46,520
41,437	2.590%, 12/01/36(a)	44,205
17,500	2.625%, 04/01/33(a)	18,575
42,729	2.654%, 08/01/36(a)	43,152
63,681	2.695%, 05/01/33(a)	67,715
13,012	2.722%, 03/01/36(a)	13,901
25,323	2.725%, 06/01/37(a)	26,312
25,413	2.888%, 08/01/35(a)	26,824

5,593	2.923%, 12/01/18(a)	5,563
16,137	3.033%, 08/01/31(a)	16,403
1,005,693	3.500%, 04/01/32	1,044,438
929,344	3.500%, 10/01/32	969,968
162,979	5.433%, 11/01/19(a)	170,118
31,548	5.677%, 08/01/37(a)	33,101
	FHLMC, REMICS
283,274	4.500%, 08/15/20	301,568
		12,266,145
Federal National Mortgage Association (FNMA): 10.26%
	FNMA
500,000	0.580%, 02/26/16	499,455
77,090	1.363%, 10/01/44(a)	78,673
260,886	1.363%, 09/01/44(a)	265,206
1,000,000	1.375%, 11/15/16	1,017,434
100,095	1.563%, 06/01/40(a)	104,158
73,363	1.823%, 08/01/34(a)	76,225
844,208	1.829%, 01/01/34(a)	876,772
10,539	1.875%, 01/01/20(a)	10,943
24,366	1.875%, 07/01/21(a)	24,695
149,892	1.914%, 06/01/34(a)	158,997
21,276	2.036%, 11/01/18(a)	22,405
35,180	2.099%, 03/01/18(a)	35,742
126,621	2.149%, 11/01/35(a)	133,245
788,458	2.200%, 03/01/36(a)	833,402
8,709	2.201%, 05/01/18(a)	8,721
37,135	2.210%, 05/01/25(a)	37,530
13,731	2.213%, 08/01/30(a)	14,549
39,345	2.215%, 05/01/36(a)	41,744
65,973	2.249%, 06/01/29(a)	66,532
2,000,000	2.250%, 03/15/16	2,081,403
46,094	2.319%, 06/01/32(a)	49,024
5,567	2.335%, 02/01/37(a)	5,887
14,906	2.403%, 11/01/29(a)	15,866
135,149	2.403%, 07/01/35(a)	143,879
40,447	2.406%, 01/01/35(a)	43,365
117,188	2.423%, 08/01/33(a)	122,051
426,451	2.480%, 05/01/34(a)	451,013
12,778	2.492%, 09/01/33(a)	13,667
93,111	2.565%, 06/01/34(a)	93,461
22,457	2.582%, 06/01/34(a)	23,981
21,080	2.621%, 10/01/34(a)	22,309
16,310	2.625%, 08/01/23(a)	17,351
72,357	2.645%, 11/01/33(a)	72,615
1,279	2.654%, 03/01/15(a)	1,284
32,668	2.685%, 03/01/19(a)	32,554
59,243	2.706%, 10/01/33(a)	62,765
70,004	2.741%, 08/01/24(a)	73,902
32,782	2.779%, 03/01/36(a)	33,629
118,606	2.918%, 10/01/34(a)	125,988
796,583	3.000%, 03/01/27	826,971
32,434	3.245%, 08/01/18(a)	34,029
19,700	3.250%, 05/01/19(a)	20,015
51,176	3.889%, 11/01/21(a)	51,659
1,446,001	4.000%, 04/01/32	1,541,666
		10,266,762

Government National Mortgage Association (GNMA): 5.21%
	GNMA
196,596	1.625%, 10/20/33(a)	204,507
357,491	1.625%, 04/20/34(a)	372,821
187,677	1.625%, 05/20/34(a)	195,725
129,162	1.625%, 05/20/36(a)	134,703
209,911	1.625%, 05/20/31(a)	218,908
75,065	1.750%, 09/20/21(a)	76,644
66,487	1.750%, 08/20/25(a)	69,178
58,650	2.000%, 11/20/36(a)	61,014
79,848	2.125%, 01/20/37(a)	83,193
943,995	2.500%, 12/15/27	951,298
720,629	3.000%, 10/20/26	747,508
733,430	3.500%, 07/20/27	777,849
	GNMA, REMICS
512,683	3.500%, 11/20/39	521,493
504,677	4.000%, 11/16/39	532,669
258,793	4.750%, 05/20/39	274,082
		5,221,592
	Total Agency Pass-Through Securities (Cost $27,739,448)	27,754,499
Asset-Backed Securities: 0.75%
	Cabela’s Master Credit Card Trust, Series 2013-2A, Class A2
250,000	0.836%, 08/16/21(a)(b)	250,333
	Nissan Auto Receivables 2013-B Owner Trust, Series 2013-B, Class A3
500,000	0.840%, 11/15/17	501,191
	Total Asset-Backed Securities (Cost $749,891)	751,524
Corporate Bonds: 16.41%
Basic Materials: 1.03%
	Dow Chemical Co., Sr. Unsec. Notes
1,000,000	2.500%, 02/15/16	1,033,660
Consumer Cyclical: 1.21%
	Daimler Finance North America Llc, Sr. Unsec. Notes
1,200,000	1.650%, 04/10/15(b)	1,211,629
Consumer Non-Cyclical: 2.01%
	AbbVie, Inc., Sr. Unsec. Notes
1,080,000	1.027%, 11/06/15(a)	1,090,908
	Genzyme Corp., Sr. Unsec. Notes
500,000	3.625%, 06/15/15	525,317
	Johns Hopkins Health System Corp., Sr. Unsec. Notes
100,000	1.424%, 05/15/18	97,346
	Quest Diagnostics, Inc., Gtd. Notes
300,000	1.100%, 03/24/14(a)	300,888
		2,014,459

Energy: 1.48%
	Dominion Resources, Inc., Sr. Unsec. Notes
345,000	1.950%, 08/15/16	352,358
	Noble Holding International, Ltd., Sr. Unsec. Notes
500,000	3.450%, 08/01/15	520,313
	Total Capital SA, Sr. Unsec. Notes
400,000	3.125%, 10/02/15	418,995
	TransCanada PipeLines, Ltd., Sr. Unsec. Notes
190,000	0.928%, 06/30/16(a)	191,315
		1,482,981
Financials: 5.81%
	Caterpillar Financial Services Corp., Sr. Unsec. Notes
500,000	2.050%, 08/01/16	514,728
	ING Bank NV, Sr. Notes
1,500,000	1.586%, 10/18/13(a)(b)	1,500,945
	Merrill Lynch & Co. Inc., Sr. Unsec. Medium-Term Notes
1,450,000	0.728%, 01/15/15(a)	1,446,779
	MetLife Institutional Funding II, Sec. Notes
650,000	1.174%, 04/04/14(a)(b)	652,867
	National Australia Bank, Ltd., Sr. Unsec. Notes
1,700,000	0.989%, 04/11/14(a)(b)	1,706,268
		5,821,587
Industrials: 1.48%
	Emerson Electric Co., Sr. Unsec. Notes
100,000	5.000%, 12/15/14	105,519
	United Technologies Corp., Sr. Unsec. Notes
1,350,000	1.800%, 06/01/17	1,375,033
		1,480,552
Technology: 1.78%
	Dell, Inc., Sr. Unsec. Notes
1,300,000	0.874%, 04/01/14(a)	1,294,157
	Intel Corp., Sr. Unsec. Notes
500,000	1.350%, 12/15/17	494,140
		1,788,297
Telecommunication Services: 1.61%
	AT&T, Inc., Sr. Unsec. Notes
500,000	0.660%, 02/12/16(a)	499,324
1,000,000	5.625%, 06/15/16	1,113,773
		1,613,097
	Total Corporate Bonds (Cost $16,455,919)	16,446,262

Municipal Bonds: 5.20%
	City of Houston, Texas, General Obligation Taxable Refunding Bonds, Public Improvment, Series B
500,000	1.140%, 03/01/16	501,065
	City of Montgomery, Alabama, General Obligation Taxable Unlimited Warrants, Series B
500,000	1.070%, 04/01/16	499,630
	County of Loudoun Virginia, General Obligation Taxable Refunding Bonds, Series B
750,000	0.895%, 12/01/16	745,237
	County of Milwaukee Wisconsin, General Obligation Taxable Unlimited Pension Refunding Bonds, Series B
250,000	1.282%, 12/01/16	249,783
	Georgia Municipal Gas Authority, Taxable, Revenue Bonds, Gas Portfolio III
300,000	1.770%, 10/01/13	300,000
	Maine State Housing Authority, Taxable, Revenue Bonds, Series A
500,000	1.190%, 11/15/16	498,630
	Pequea Valley School District, Taxable General Obligation Unlimited Bonds, Series B
250,000	0.948%, 02/01/16	248,843
	South Carolina State Public Service Authority, Taxable Revenue Bonds, Series D
500,000	1.058%, 06/01/15(a)	500,180
	State of California, Taxable Various Purpose General Obligation Unlimited Bonds
500,000	1.050%, 02/01/16	501,030
	Texas State Department of Housing & Community Affairs, Taxable Revenue Bonds, Series A
240,000	2.800%, 03/01/36	235,464
	Virginia State Housing Development Authority, Taxable Revenue Bonds, Series B
455,000	2.000%, 04/01/19	439,516
	Wise County, Virginia, Industrial Development Authority Facilities Lease, Taxable Revenue Bonds
500,000	1.700%, 02/01/17	492,490
	Total Municipal Bonds (Cost $5,251,625)	5,211,868
U.S. Treasury Bonds & Notes: 16.19%
	U.S. Treasury Notes
3,500,000	0.250%, 04/15/16	3,480,995
3,750,000	0.375%, 01/15/16	3,748,095
4,000,000	0.375%, 03/15/16	3,993,752
3,000,000	0.500%, 06/15/16	2,997,891
2,000,000	0.625%, 08/15/16	2,001,796
	Total U.S. Treasury Bonds & Notes (Cost $16,212,941)	16,222,529

Total Investments: 70.11% (Cost $70,104,955)	70,242,907
Net Other Assets and Liabilities: 29.89%	29,948,085	(c)
Net Assets: 100.00%	$100,190,992

Percentages are stated as a percent of net assets.

(a)	Interest rate will change at a future date. Interest rate shown reflects the rate in effect at September 30, 2013.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $5,322,042, representing 5.31% of net assets.
(c)	Includes cash which is being held as collateral for swap contracts.

Total Return Swap Contracts

Counter Party	Reference Entry/Obligation	Fund Pays	Fund Receives	Termination Date	Notional Amount	Net Unrealized Gain/(Loss)
Barclays Capital	MSCI Frontier NR USD	3-month LIBOR plus 110 Bps	Total Return	12/23/13	$10,000,000	$1,670,229
Barclays Capital	MSCI Frontier NR USD	3-month LIBOR plus 110 Bps	Total Return	04/24/14	10,000,154	913,147
Barclays Capital	MSCI Frontier NR USD	3-month LIBOR plus 110 Bps	Total Return	07/28/14	8,397,155	528,159
Barclays Capital	MSCI Frontier NR USD	3-month LIBOR plus 98 Bps	Total Return	07/28/14	4,000,000	125,585
Goldman Sachs	MSCI FM Daily Net Total Return Index	3-month LIBOR plus 95 Bps	Total Return	05/27/14	19,650,720	1,326,612
Goldman Sachs	MSCI FM Daily Net Total Return Index	3-month LIBOR plus 95 Bps	Total Return	08/26/14	19,650,720	1,326,612
Goldman Sachs	MSCI FM Daily Net Total Return Index	3-month LIBOR plus 95 Bps	Total Return	06/25/14	2,500,631	(5,027)
Goldman Sachs	MSCI FM Daily Net Total Return Index	3-month LIBOR plus 105 Bps	Total Return	06/25/14	1,339,841	2,708
Goldman Sachs	MSCI FM Daily Net Total Return Index	3-month LIBOR plus 105 Bps	Total Return	09/25/14	6,815,018	83,727
Goldman Sachs	MSCI FM Daily Net Total Return Index	3-month LIBOR plus 115 Bps	Total Return	10/28/14	2,999,885	(19,706)
Goldman Sachs	MSCI FM Daily Net Total Return Index	3-month LIBOR plus 115 Bps	Total Return	10/28/14	4,499,757	6,873
Total of Total Return Swap Contracts					$89,853,881	$5,958,919

Investment Abbreviations:

Bps—Basis Points

Gtd.—Guaranteed

LIBOR—London Interbank Offered Rate

MSCI—Morgan Stanley Capital International

REMICS—Real Estate Mortgage Investment Conduits

Sec.—Secured

Sr.—Senior

Unsec.—Unsecured

Portfolio of Investments (Note 1)

Forward Global Dividend Fund

September 30, 2013 (Unaudited)

Shares		Value (Note 1)
Common Stocks: 92.01%
China: 2.45%
436,000	Goodbaby International Holdings, Ltd.	$219,240
7,500	Mindray Medical International, Ltd., ADR	291,675
		510,915
France: 4.32%
7,000	Danone SA	526,908
1,900	LVMH Moet Hennessy Louis Vuitton SA	374,253
		901,161
Germany: 1.81%
3,200	Bayer AG, Sponsored ADR	377,408
Hong Kong: 5.84%
132,000	BOC Hong Kong Holdings, Ltd.	423,780
768,000	Dorsett Hospitality International, Ltd.	166,356
236,250	First Pacific Co., Ltd.	261,048
428,000	Guangdong Investment, Ltd.	367,524
		1,218,708
Indonesia: 1.64%
1,094,683	PT Astra Graphia Tbk	129,509
912,000	PT Media Nusantara Citra Tbk	212,642
		342,151
Italy: 4.21%
25,000	Danieli & C Officine Meccaniche SpA	488,717
13,750	Gtech Spa	393,240
		881,957
Japan: 5.71%
22,900	Accordia Golf Co., Ltd.	282,129
4,400	KDDI Corp.	225,607
17,500	Kuraray Co., Ltd.	209,192
3,000	Lawson, Inc.	234,702
5,000	Santen Pharmaceutical Co., Ltd.	242,383
		1,194,013
Malaysia: 0.59%
150,000	Oldtown Bhd	124,252
Mexico: 0.79%
1,700	Fomento Economico Mexicano SAB de CV, Sponsored ADR	165,053

Netherlands: 1.71%
6,848	Nutreco NV	357,742
Pakistan: 1.54%
9,000	Suncor Energy, Inc.	321,800
Peru: 0.92%
1,500	Credicorp, Ltd.	192,690
South Africa: 0.13%
5,325	Sibanye Gold, Ltd., Sponsored ADR(a)	27,743
South Korea: 1.15%
7,500	Grand Korea Leisure Co., Ltd.	241,468
Sweden: 1.62%
28,000	Nordea Bank AB	337,654
Switzerland: 6.77%
4,200	Novartis AG, ADR	322,182
7,300	Roche Holdings, Ltd., Sponsored ADR	492,968
7,400	Syngenta AG, ADR	601,620
		1,416,770
Taiwan: 1.93%
20,000	Asustek Computer, Inc.	159,299
70,000	Kinik Co.	154,125
10,000	TPK Holding Co., Ltd.	90,811
		404,235
Thailand: 5.36%
3,500,000	Jasmine International Pcl	923,113
35,000	Kasikornbank Pcl, Non-Voting Depository Receipt	195,812
		1,118,925
Turkey: 1.02%
13,400	Koza Altin Isletmeleri AS	212,935
United Kingdom: 8.37%
5,000	Ensco Plc, Class A	268,750
8,000	HSBC Holdings Plc, Sponsored ADR	434,080
15,000	Scottish & Southern Energy Plc	357,941
7,200	Unilever Plc, Sponsored ADR	277,776
4,000	WPP Group Plc, Sponsored ADR	411,761
		1,750,308
United States: 34.13%
4,000	3M Co.	477,640
1,775	AvalonBay Communities, Inc.	225,585
2,119	BioMed Realty Trust, Inc.	39,392
1,685	BlackRock, Inc.	455,995
5,300	Cardinal Health, Inc.	276,395
5,176	Chatham Lodging Trust	92,443

3,490	Chevron Corp.	424,035
16,500	Cisco Systems, Inc.	386,430
3,600	CME Group, Inc., Class A	265,968
7,600	Comcast Corp., Class A	343,140
5,530	ConocoPhillips Corp.	384,390
8,430	JPMorgan Chase & Co.	435,747
7,200	KLA-Tencor Corp.	438,120
2,947	McDonald’s Corp.	283,531
6,564	MetLife, Inc.	308,180
3,420	Norfolk Southern Corp.	264,537
14,760	Pfizer, Inc.	423,760
7,460	Qualcomm, Inc.	502,506
5,310	Stanley Black & Decker, Inc.	480,927
5,440	Time Warner, Inc.	358,006
6,100	Williams Cos., Inc.	221,796
5,211	Windstream Holdings, Inc.	41,688
		7,130,211
	Total Common Stocks (Cost $16,446,386)	19,228,099
Convertible Preferred Stocks: 1.41%
United States: 1.41%
12,200	FelCor Lodging Trust, Inc., Series A, 1.950%	294,874
	Total Convertible Preferred Stocks (Cost $323,544)	294,874

Principal Amount
Agency Pass-Through Securities: 0.21%
United States: 0.21%
	GNMA
$ 937,087	4.000%, 03/16/22(b)	44,428
	Total Agency Pass-Through Securities (Cost $123,072)	44,428
Collateralized Mortgage Obligations: 1.69%
United States: 1.69%
	FHLMC, REMICS
684,157	3.000%, 06/15/27(b)(c)	87,873
1,118,327	4.000%, 11/15/28(b)	97,608
716,648	4.500%, 10/15/30(b)	104,308

	FNMA, REMICS
287,221	3.500%, 11/25/20(b)	23,783
151,398	4.000%, 09/25/20(b)	11,681
330,492	4.000%, 10/25/20(b)	28,653
		353,906
	Total Collateralized Mortgage Obligations (Cost $460,261)	353,906
	Total Investments: 95.32% (Cost $17,353,263)	19,921,307
	Net Other Assets and Liabilities: 4.68%	977,174
	Net Assets: 100.00%	$20,898,481

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Interest only security.
(c)	Interest rate will change at a future date. Interest rate shown reflects the rate in effect at September 30, 2013.

Investment Abbreviations:

ADR—American Depositary Receipt

FHLMC—Federal Home Loan Mortgage Corp.

FNMA—Federal National Mortgage Association

GNMA—Government National Mortgage Association

REMICS—Real Estate Mortgage Investment Conduits

Portfolio of Investments (Note 1)

Forward Global Infrastructure Fund

September 30, 2013 (Unaudited)

Shares		Value (Note 1)
Common Stocks: 96.10%
Australia: 2.93%
27,000	Monadelphous Group, Ltd.	$483,110
890,000	NRW Holdings, Ltd.	1,203,903
153,000	Transurban Group	970,586
		2,657,599
Austria: 1.83%
28,200	Andritz AG	1,657,825
Brazil: 1.35%
64,000	Arteris SA	554,149
67,500	Transmissora Alianca de Energia Electria SA	666,990
		1,221,139
Canada: 2.44%
28,000	Black Diamond Group, Ltd.	669,249
43,000	Suncor Energy, Inc.	1,537,489
		2,206,738
Chile: 0.97%
54,500	Enersis SA, Sponsored ADR	875,270
China: 8.68%
77,000	China Shenhua Energy Co., Ltd., Class H	234,299
869,000	CIMC Enric Holdings, Ltd.	1,165,255
438,000	ENN Energy Holdings, Ltd.	2,433,992
829,000	Harbin Electric Co., Ltd., Class H	510,917
1,144,000	Hilong Holding, Ltd.	665,228
1,201,000	Jiangsu Expressway Co., Ltd., Class H	1,416,876
1,434,000	Shenzhen Expressway Co., Ltd., Class H	545,430
971,000	Zhejiang Expressway Co., Ltd., Class H	893,892
		7,865,889
Cyprus: 0.74%
46,000	Globaltrans Investment Plc, Sponsored GDR(a)	667,000
Czech Republic: 0.78%
27,500	CEZ AS	711,133
France: 7.67%
5,300	Aeroports de Paris	554,895
212,000	Groupe Eurotunnel SA	1,932,201
61,500	Vinci SA	3,575,117
38,768	Vivendi SA	891,866
		6,954,079

Germany: 2.77%
15,000	Fraport AG Frankfurt Airport Services Worldwide	1,052,788
119,390	RIB Software AG	991,067
3,900	Siemens AG	469,891
		2,513,746
Greece: 0.50%
37,400	Diana Shipping, Inc.(b)	451,418
Hong Kong: 6.71%
384,229	China Water Affairs Group, Ltd.	145,648
1,201,104	COSCO Pacific, Ltd.	1,836,678
953,750	First Pacific Co., Ltd.	1,053,861
1,558,000	Guangdong Investment, Ltd.	1,337,857
401,000	SmarTone Telecommunications Holdings, Ltd.	531,502
2,139,000	Yuexiu Transport Infrastructure, Ltd.	1,172,108
		6,077,654
Indonesia: 5.83%
31,630,000	Bekasi Fajar Industrial Estate Tbk PT(b)	1,297,430
4,118,000	Express Transindo Utama Tbk PT(b)	533,420
316,500	Indocement Tunggal Prakarsa Tbk PT	491,969
2,349,000	Jasa Marga Persero Tbk PT	1,054,818
941,500	Perusahaan Gas Negara Tbk PT	422,781
515,000	Semen Indonesia Persero Tbk PT	578,152
360,500	Tambang Batubara Bukit Asam Tbk PT	396,924
2,789,500	Telekomunikasi Indonesia Tbk PT	505,868
		5,281,362
Italy: 4.55%
114,840	Ansaldo STS SpA	1,063,448
115,500	Danieli & C. Officine Meccaniche SpA	2,257,874
81,274	Societa Iniziative Autostradali Servizi SpA	799,348
		4,120,670
Japan: 9.77%
3,700	East Japan Railway Co.	317,697
159,538	Fujitec Co., Ltd.	2,002,847
142,000	Hitachi, Ltd.	934,676
56,400	Inpex Corp.	664,441
12,700	Itochu Techno-Solutions Corp.	450,918
41,000	KDDI Corp.	2,102,244
32,300	Kurita Water Industries, Ltd.	684,479
34,000	Maeda Road Construction Co., Ltd.	563,467
231,000	Sankyu, Inc.	761,422
68,000	Tokyo Gas Co., Ltd.	372,186
		8,854,377
Luxembourg: 0.57%
11,100	Tenaris SA, ADR	519,258
Malaysia: 1.12%
436,000	Malaysia Airports Holdings Bhd	1,015,260

Mexico: 2.27%
51,500	America Movil SAB de CV, ADR, Series L	1,020,215
249,000	OHL Mexico SAB de CV	655,338
39,200	Promotora Operador Infrastructure SAB de CV	379,078
		2,054,631
Netherlands: 0.92%
20,500	Ziggo NV	830,339
Norway: 1.09%
1,421,000	Vard Holdings, Ltd.(b)	985,429
Philippines: 0.50%
203,100	International Container Terminal Services, Inc.	452,474
Poland: 0.72%
98,000	Enea SA	444,050
135,000	Tauron Polska Energia SA	207,070
		651,120
Singapore: 0.73%
157,000	SembCorp Industries, Ltd.	662,014
South Africa: 0.28%
12,900	MTN Group, Ltd.	251,826
South Korea: 0.86%
3,814	SK Telecom Co., Ltd.	775,452
Switzerland: 2.23%
72,000	ABB, Ltd.	1,702,969
610	Flughafen Zuerich AG	321,576
		2,024,545
Taiwan: 0.75%
117,000	Cleanaway Co., Ltd.	680,624
Thailand: 2.15%
599,000	Bangkok Expressway Pcl	660,662
172,358	PTT Exploration & Production Pcl	900,912
13,700	Shin Corp. Pcl	36,133
134,400	Shin Corp. Pcl, Non-Voting Depositary Receipt	354,476
		1,952,183
Turkey: 1.87%
307,571	Enka Insaat ve Sanayi AS	913,556
345,000	Tekfen Holding AS	780,500
		1,694,056
United Kingdom: 3.24%
150,771	Centrica Plc	902,380
23,000	Ensco Plc, Class A	1,236,250
33,354	Scottish & Southern Energy Plc	795,917
		2,934,547

United States: 19.28%
44,000	AES Corp.	584,760
7,800	CF Industries Holdings, Inc.	1,644,474
52,000	Cisco Systems, Inc.	1,217,840
6,000	CME Group, Inc.	443,280
56,000	CSX Corp.	1,441,440
16,900	Eaton Corp. Plc	1,163,396
34,400	Freeport-McMoRan Copper & Gold, Inc., Class B	1,137,952
35,530	KBR, Inc.	1,159,699
150,000	McDermott International, Inc.(b)(c)	1,114,500
12,500	National Oilwell Varco, Inc.	976,375
22,700	Norfolk Southern Corp.	1,755,846
6,000	Parker Hannifin Corp.	652,320
71,200	Peabody Energy Corp.	1,228,200
18,500	Quanta Services, Inc.(b)	508,935
26,000	Schnitzer Steel Industries, Inc., Class A	716,040
16,300	Targa Resources Corp.	1,189,248
14,934	Williams Cos., Inc.	543,000
		17,477,305
	Total Common Stocks (Cost $77,959,188)	87,076,962
	Total Investments: 96.10% (Cost $77,959,188)	87,076,962
	Net Other Assets and Liabilities: 3.90%	3,536,565
	Net Assets: 100.00%	$90,613,527

Percentages are stated as a percent of net assets.

(a)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such securities cannot be sold by the issuer in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At period end, the aggregate market value of those securities was $667,000 representing 0.74% of net assets.
(b)	Non-income producing security.
(c)	Security, or portion of security, is being held as collateral for potential transactions in options written. At period end, the aggregate market value of those securities was $668,700, representing 0.74% of net assets.

Investment Abbreviations:

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

Portfolio of Investments (Note 1)

Forward High Yield Bond Fund

September 30, 2013 (Unaudited)

Principal Amount		Value (Note 1)
Corporate Bonds: 95.17%
Basic Materials: 2.26%
	ArcelorMittal, Sr. Unsec. Notes
$1,750,000	6.125%, 06/01/18	$1,861,563
	Cornerstone Chemical Co., Sec. Notes
1,875,000	9.375%, 03/15/18(a)	1,982,812
		3,844,375
Communications: 12.56%
	Cablevision Systems Corp., Sr. Unsec. Notes
1,500,000	7.750%, 04/15/18	1,687,500
	CCO Holdings Llc/CCO Holdings Capital Corp., Sr. Unsec. Notes
2,025,000	5.750%, 09/01/23(a)	1,928,813
	CenturyLink, Inc., Sr. Unsec. Notes, Series V
2,140,000	5.625%, 04/01/20	2,099,875
	Cogent Communications Group, Inc., Sr. Sec. Notes
1,775,000	8.375%, 02/15/18(a)	1,943,625
	Digicel, Ltd., Sr. Unsec. Notes
2,000,000	6.000%, 04/15/21(a)	1,885,000
	DISH DBS Corp., Sr. Unsec. Notes
1,865,000	4.250%, 04/01/18	1,876,656
	Gray Television, Inc., Sr. Unsec. Notes
2,000,000	7.500%, 10/01/20	2,090,000
	Level 3 Financing, Inc., Sr. Unsec. Notes
2,185,000	7.000%, 06/01/20	2,217,775
	Nara Cable Funding, Ltd., First Lien Notes
1,900,000	8.875%, 12/01/18(a)	1,995,000
	Sinclair Television Group, Inc., Sr. Unsec. Notes
2,200,000	5.375%, 04/01/21	2,101,000
	Windstream Corp., Sr. Unsec. Notes
1,500,000	7.500%, 06/01/22	1,503,750
		21,328,994

Consumer Cyclical: 21.38%
	Air Canada 2013-1 Class B Pass Through Trust, Second Lien Notes
2,157,000	5.375%, 05/15/21(a)	2,081,505
	Air Canada, Second Lien Notes
1,875,000	8.750%, 04/01/20(a)	1,902,169
	Ashton Woods USA Llc/Ashton Woods Finance Co., Sr. Unsec. Notes
2,250,000	6.875%, 02/15/21(a)	2,210,624
	Building Materials Holding Corp., Sec. Notes
1,500,000	9.000%, 09/15/18(a)	1,537,500
	Express Llc/Express Finance Corp., Sr. Unsec. Notes
2,198,000	8.750%, 03/01/18	2,346,365
	Fiesta Restaurant Group, Inc., Second Lien Notes
2,000,000	8.875%, 08/15/16	2,140,000
	General Motors Co., Sr. Unsec. Notes
2,175,000	4.875%, 10/02/23(a)	2,136,938
	Hawaiian Airlines Pass Through Certificates, Second Lien Notes, Series B
2,400,000	4.950%, 01/15/22	2,201,999
	KB Home, Sr. Unsec. Notes
1,750,000	7.250%, 06/15/18	1,892,188
	Landry’s Holdings II, Inc., Sr. Unsec. Notes
2,250,000	10.250%, 01/01/18(a)	2,368,124
	Lennar Corp., Sr. Unsec. Notes
1,550,000	4.125%, 12/01/18	1,488,000
	MGM Resorts International, Sr. Unsec. Notes
2,000,000	6.625%, 12/15/21	2,072,500
	Michaels FinCo Holdings, Inc., Sr. Unsec. Notes
2,085,000	7.500%, 08/01/18(a)	2,121,488
	Pantry, Inc., Sr. Unsec. Notes
1,925,000	8.375%, 08/01/20	2,040,500
	Penske Automotive Group, Inc., Sr. Sub. Notes
2,035,000	5.750%, 10/01/22	2,004,475
	Rite Aid Corp., Sr. Unsec. Notes
1,750,000	9.250%, 03/15/20	1,995,000
	Tops Holding II Corp., Sr. Unsec. Notes
2,000,000	8.750%, 06/15/18(a)	2,047,500
	Wynn Las Vegas Llc/Wynn Las Vegas Capital Corp., Sec. Notes
1,675,000	5.375%, 03/15/22	1,691,750
		36,278,625

Consumer Non-Cyclical: 16.55%
	APX Group, Inc., Sec. Notes
2,025,000	6.375%, 12/01/19(a)	1,923,750
	Bumble Bee Acquisition Corp., First Lien Notes
2,304,000	9.000%, 12/15/17(a)	2,505,600
	C&S Group Enterprises Llc, Notes
1,292,000	8.375%, 05/01/17(a)	1,385,670
	Capella Healthcare, Inc., Sr. Unsec. Notes
1,550,000	9.250%, 07/01/17	1,662,375
	DaVita HealthCare Partners, Inc., Sr. Unsec. Notes
2,250,000	5.750%, 08/15/22	2,235,938
	Fresenius Medical Care US Finance II, Inc., Sr. Unsec. Notes
1,500,000	5.625%, 07/31/19(a)	1,571,250
	HCA Holdings, Inc., Sr. Unsec. Notes
2,250,000	7.750%, 05/15/21	2,399,062
	HealthSouth Corp., Gtd. Notes
1,700,000	7.750%, 09/15/22	1,831,750
	Prospect Medical Holdings, Inc., Sec. Notes
2,200,000	8.375%, 05/01/19(a)	2,321,000
	Reynolds Group Issuer, Inc./Reynolds Group Issuer Llc/Reynolds Group Issuer Lu, First Lien Notes
2,000,000	5.750%, 10/15/20	2,017,500
	Sunstate Equipment Co. Llc/Sunstate Equipment Co., Inc., Sec. PIK Notes
1,575,000	12.000%, 06/15/16(a)	1,708,875
	Tenet Healthcare Corp., Sr. Unsec. Notes
2,000,000	8.000%, 08/01/20	2,125,000
	Valeant Pharmaceuticals International, Sr. Unsec. Notes
2,075,000	6.875%, 12/01/18(a)	2,204,688
	Wells Enterprises, Inc., Sec. Notes
2,150,000	6.750%, 02/01/20(a)	2,198,375
		28,090,833
Energy: 17.97%
	Approach Resources, Inc., Sr. Unsec. Notes
2,000,000	7.000%, 06/15/21	2,010,000
	Atlas Energy Holdings Operating Co. Llc/Atlas Resource Finance Corp., Sr. Unsec. Notes
2,000,000	7.750%, 01/15/21(a)	1,870,000
	Chaparral Energy, Inc., Sr. Unsec. Notes
2,000,000	7.625%, 11/15/22	2,040,000
	Continental Resources, Inc., Sr. Unsec. Notes
1,700,000	5.000%, 09/15/22	1,719,125

	EPE Holdings Llc/EP Energy Bond Co., Inc., Sr. Unsec. PIK Notes
1,564,343	8.125%, 12/15/17(a)	1,640,605
	Frontier Oil Corp., Sr. Unsec. Notes
1,500,000	6.875%, 11/15/18	1,620,000
	Inergy Mid LP, Sr. Unsec. Notes
2,247,000	6.000%, 12/15/20(a)	2,241,382
	ION Geophysical Corp., Second Lien Notes
2,100,000	8.125%, 05/15/18(a)	1,974,000
	Kinder Morgan Finance Co. Llc, Sr. Sec. Notes
1,500,000	6.000%, 01/15/18(a)	1,634,570
	Murray Energy Corp., Sec. Notes
1,750,000	8.625%, 06/15/21(a)	1,763,125
	Parker Drilling Co., Gtd. Notes
1,800,000	9.125%, 04/01/18	1,935,000
	SESI Llc, Sr. Unsec. Notes
1,990,000	7.125%, 12/15/21	2,184,025
	Shelf Drilling Holdings, Ltd., Sec. Notes
2,000,000	8.625%, 11/01/18(a)	2,135,000
	Tesoro Corp., Sr. Unsec. Notes
1,500,000	5.375%, 10/01/22	1,440,000
	Vanguard Natural Resources Llc/VNR Finance Corp., Sr. Unsec. Notes
2,250,000	7.875%, 04/01/20	2,289,375
	Whiting Petroleum Corp., Sr. Unsec. Notes
2,000,000	5.000%, 03/15/19	2,010,000
		30,506,207
Financials: 10.48%
	AerCap Aviation Solutions BV, Sr. Unsec. Notes
2,000,000	6.375%, 05/30/17	2,130,000
	Aircastle, Ltd. Sr. Unsec. Notes
1,925,000	7.625%, 04/15/20	2,136,750
	Ally Financial, Inc., Sr. Unsec. Notes
2,150,000	4.750%, 09/10/18	2,143,174
	CIT Group, Inc., Sr. Unsec. Notes
1,750,000	5.000%, 08/01/23	1,698,244
	EPR Properties, Sr. Unsec. Notes
1,500,000	7.750%, 07/15/20	1,704,246
	General Motors Financial Co., Inc., Sr. Unsec. Notes
1,750,000	3.250%, 05/15/18(a)	1,706,250
	International Lease Finance Corp., Sr. Unsec. Notes
1,750,000	5.875%, 04/01/19	1,831,118

	Kennedy-Wilson, Inc., Sr. Unsec. Notes
1,975,000	8.750%, 04/01/19	2,142,875
	Provident Funding Associates LP/PFG Finance Corp., Sr. Notes
2,070,000	10.125%, 02/15/19(a)	2,297,699
		17,790,356
Industrials: 10.61%
	AEP Industries, Inc., Sr. Unsec. Notes
2,000,000	8.250%, 04/15/19	2,160,000
	Aviation Capital Group Corp., Sr. Unsec. Notes
1,900,000	4.625%, 01/31/18(a)	1,891,471
	Griffon Corp., Gtd. Notes
1,500,000	7.125%, 04/01/18	1,597,500
	Iracore International Holdings, Inc., Sec. Notes
1,525,000	9.500%, 06/01/18(a)	1,593,625
	Liberty Tire Recycling, Gtd. Notes
1,625,000	11.000%, 10/01/16(a)	1,661,563
	Martin Midstream Partners LP/Martin Midstream Finance Corp., Gtd. Notes
1,250,000	8.875%, 04/01/18	1,331,250
	Maxim Crane Works LP, Sr. Sec. Notes
2,075,000	12.250%, 04/15/15(a)	2,158,000
	Neovia Logistics Intermediate Holdings Llc, Sr. Unsec. Notes
2,000,000	10.000%, 02/15/18(a)	1,989,999
	Packaging Dynamics Corp., First Lien Notes
1,500,000	8.750%, 02/01/16(a)	1,560,000
	Zachry Holdings, Inc., Sr. Unsec. Notes
2,000,000	7.500%, 02/01/20(a)	2,070,000
		18,013,408
Technology: 2.38%
	Activision Blizzard, Inc., Sr. Unsec. Notes
2,150,000	5.625%, 09/15/21(a)	2,158,063
	iGate Corp., Sr. Unsec. Notes
1,750,000	9.000%, 05/01/16	1,885,625
		4,043,688
Utilities: 0.98%
	NRG Energy, Inc., Sr. Unsec. Notes
1,500,000	7.625%, 01/15/18	1,668,750
	Total Corporate Bonds (Cost $160,268,834)	161,565,236

Municipal Bonds: 0.61%
	Dallas-Fort Worth, Texas International Airport Facilities Improvement Corp., Revenue Bonds, Taxable Series 2001-B-1
1,000,000	7.000%, 01/01/16(b)	1,032,220
	Total Municipal Bonds (Cost $1,029,025)	1,032,220
	Total Investments: 95.78% (Cost $161,297,859)	162,597,456
	Net Other Assets and Liabilities: 4.22%	7,158,538
	Net Assets: 100.00%	$169,755,994

Percentages are stated as a percent of net assets.

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $74,305,658, representing 43.77% of net assets.
(b)	Security determined to be illiquid under the procedures approved by the Fund’s Board of Trustees.

Security determined to be illiquid under the procedures approved by the Fund’s Board of Trustees is as follows:

Date of Purchase	Security	Cost	Market Value	% of Net Assets
03/01/12	Dallas-Fort Worth, Texas International Airport Facilities Improvement Corp., Revenue Bonds, Taxable Series 2001-B-1 7.000%, 01/01/16(b)	$1,029,025	$1,032,220	0.61%

Investment Abbreviations:

Gtd.—Guaranteed

PIK—Payment in-kind

Sec.—Secured

Sr.—Senior

Sub.—Subordinated

Unsec.—Unsecured

Portfolio of Investments (Note 1)

Forward International Dividend Fund

September 30, 2013 (Unaudited)

Shares		Value (Note 1)
Common Stocks: 97.21%
Australia: 5.00%
8,208,000	Clough, Ltd.	$11,179,536
1,500,000	NRW Holdings, Ltd.	2,029,050
		13,208,586
Belgium: 1.08%
44,225	EVS Broadcast Equipment SA	2,853,284
Brazil: 0.61%
289,200	BM&F Bovespa SA	1,623,268
Canada: 2.70%
28,200	Bank of Nova Scotia(a)	1,616,142
100,000	Dundee Industrial REIT	848,503
228,840	Holloway Lodging Corp.(a)	824,228
108,000	Suncor Energy, Inc.	3,861,599
		7,150,472
China: 2.15%
2,000,000	China Machinery Engineering Corp., Class H	1,188,772
4,902,970	Goodbaby International Holdings, Ltd.	2,465,425
52,500	Mindray Medical International, Ltd., ADR(a)	2,041,725
		5,695,922
Egypt: 0.60%
116,500	Eastern Tobacco	1,595,809
France: 4.98%
57,500	Danone SA(a)	4,328,175
14,400	LVMH Moet Hennessy Louis Vuitton SA(a)	2,836,440
52,982	Orpea(a)	2,668,883
65,900	Sanofi, ADR(a)	3,336,517
		13,170,015
Germany: 4.32%
38,200	Bayer AG, Sponsored ADR(a)	4,505,308
67,617	Deutsche Beteiligungs AG	1,751,759
622,398	RIB Software AG	5,166,583
		11,423,650
Hong Kong: 10.24%
1,139,050	BOC Hong Kong Holdings, Ltd.(a)	3,656,873
423,984	Clear Media, Ltd.	278,797

69,445,500	CSI Properties, Ltd.(a)	2,686,168
6,100,000	Dorsett Hospitality International, Ltd.(a)	1,321,317
3,724,875	First Pacific Co., Ltd.(a)	4,115,857
13,338,000	Future Bright Holdings, Ltd.(a)	4,402,491
7,732,000	Guangdong Investment, Ltd.(a)	6,639,477
8,840,000	Kingway Brewery Holdings, Ltd.(b)	3,966,426
		27,067,406
Indonesia: 3.71%
4,429,150	Bank Mandiri Persero Tbk PT	3,040,738
12,542,207	PT Astra Graphia Tbk	1,483,836
14,281,505	PT Kalbe Farma Tbk	1,455,283
11,877,500	PT Media Nusantara Citra Tbk	2,769,365
964,130	PT Tambang Batubara Bukit Asam Tbk	1,061,542
		9,810,764
Ireland: 1.76%
47,300	Experian Group, Ltd., Sponsored ADR(a)	897,281
197,000	Experian Plc(a)	3,753,748
		4,651,029
Italy: 5.51%
549,237	Danieli & Co. Officine Meccaniche SpA	10,736,863
133,700	Gtech Spa	3,823,721
		14,560,584
Japan: 11.29%
195,000	Accordia Golf Co., Ltd.(a)	2,402,411
1,780,000	Dynam Japan Holdings Co., Ltd.(a)	3,818,925
218,534	Fujitec Co., Ltd.	2,743,486
36,500	ITOCHU Techno-Solutions Corp.(a)	1,295,946
42,000	Japan Tobacco, Inc.(a)	1,508,317
80,000	KDDI Corp.(a)	4,101,938
419,400	Kuraray Co., Ltd.(a)	5,013,429
45,300	Lawson, Inc.(a)	3,543,995
38,100	Santen Pharmaceutical Co., Ltd.(a)	1,846,956
265,200	VT Holdings Co., Ltd.(a)	3,564,059
		29,839,462
Macau: 0.88%
700,000	MGM China Holdings, Ltd.	2,324,037
Malaysia: 1.90%
1,450,000	Malaysia Airports Holdings Bhd	3,376,438
2,000,000	Oldtown Bhd	1,656,696
		5,033,134
Mexico: 0.44%
12,000	Fomento Economico Mexicano SAB de CV, Sponsored ADR(a)	1,165,080
Netherlands: 3.25%
45,000	Amsterdam Commodities NV	962,181
106,800	Nutreco NV(a)	5,579,267
51,000	Ziggo NV(a)	2,065,721
		8,607,169

Pakistan: 0.13%
22,100	HUB Power Co., Ltd., Sponsored GDR(c)	336,362
Peru: 0.58%
12,000	Credicorp, Ltd.(a)	1,541,520
Russia: 1.44%
234,768	Hydraulic Machines and Systems Group Plc, GDR(c)	598,658
50,635	LUKOIL OAO, Sponsored ADR(a)	3,218,361
		3,817,019
Scotland: 1.02%
112,800	Scottish & Southern Energy Plc(a)	2,691,714
Singapore: 1.58%
114,723	China Yuchai International, Ltd.(a)	2,726,966
938,600	OSIM International, Ltd.(a)	1,443,942
		4,170,908
South Africa: 0.10%
48,525	Sibanye Gold, Ltd., Sponsored ADR(b)	252,815
South Korea: 0.44%
36,000	Grand Korea Leisure Co., Ltd.	1,159,048
Sri Lanka: 1.23%
1,800,733	Commercial Bank of Ceylon Plc, Non-Voting Depository Receipt	1,245,507
1,461,149	Hatton National Bank Plc, Non-Voting Depository Receipt	1,220,945
20,000,000	Piramal Glass Ceylon Plc	787,879
		3,254,331
Sweden: 3.64%
167,200	Investor AB, Class B	5,073,210
377,000	Nordea Bank AB	4,546,268
		9,619,478
Switzerland: 6.08%
41,230	Novartis AG, ADR(a)	3,162,753
72,400	Roche Holdings, Ltd., Sponsored ADR(a)	4,889,172
98,650	Syngenta AG, ADR(a)	8,020,245
		16,072,170
Taiwan: 2.04%
252,000	Asustek Computer, Inc.	2,007,170
994,000	Kinik Co.	2,188,569
133,000	TPK Holding Co., Ltd.	1,207,782
		5,403,521
Thailand: 7.24%
45,305,325	Jasmine International Pcl	11,949,135
434,000	Kasikornbank Pcl, Non-Voting Depository Receipt	2,428,069

2,372,000	SNC Former Pcl, Non-Voting Depository Receipt	1,478,708
10,300,000	Thai Tap Water Supply Pcl	3,292,839
		19,148,751
Turkey: 1.93%
1,101,866	Anadolu Hayat Emeklilik AS	2,481,864
164,700	Koza Altin Isletmeleri AS	2,617,197
		5,099,061
Ukraine: 0.54%
90,000	MHP SA, GDR(c)	1,426,500
United Kingdom: 6.46%
128,000	Barclays Plc, Sponsored ADR	2,181,120
46,000	Ensco Plc, Class A(a)	2,472,500
81,500	HSBC Holdings Plc, Sponsored ADR	4,422,190
46,500	Unilever Plc, Sponsored ADR(a)	1,793,970
40,497	WPP Group Plc, Sponsored ADR(a)	4,168,761
100,000	WPP Plc	2,056,014
		17,094,555
United States: 0.78%
25,370	BioMed Realty Trust, Inc.	471,628
65,200	Chatham Lodging Trust	1,164,472
52,100	Windstream Holdings, Inc.	416,800
		2,052,900
Vietnam: 1.56%
415,000	FPT Corp.	886,513
2,137,500	Military Commercial Joint Stock Bank	1,366,785
281,000	Viet Nam Dairy Products JSC	1,876,661
		4,129,959
	Total Common Stocks (Cost $239,114,976)	257,050,283
Convertible Preferred Stocks: 0.04%
United States: 0.04%
4,500	FelCor Lodging Trust, Inc., Series C, 8.000%	107,685
	Total Convertible Preferred Stocks (Cost $116,661)	107,685
Loan Participation Notes: 0.76%
Pakistan: 0.76%
3,319,500	HUB Power Co., Ltd, Sponsored GDR (Loan Participation Notes issued by Macquarie Bank, Ltd.), expiring 05/05/16	1,998,599
	Total Loan Participation Notes (Cost $2,009,949)	1,998,599

Warrants: 0.06%
United Kingdom: 0.06%
32,000	Barclays Plc, Sponsored ADR, Warrants, Strike Price $12.00 (expiring 10/01/13)(b)	171,840
	Total Warrants (Cost $0)	171,840

Principal Amount
Agency Pass-Through Securities: 0.20%
United States: 0.20%
	GNMA
$ 3,581,334	3.500%, 02/16/27(d)	414,271
830,769	5.946%, 02/16/36(d)(e)	105,175
		519,446
	Total Agency Pass-Through Securities (Cost $722,867)	519,446
Collateralized Mortgage Obligations: 2.18%
United States: 2.18%
	Bear Stearns Commercial Mortgage Securities Trust, Series 2005-T20, Class C
1,000,000	5.293%, 10/12/42(e)	1,015,706
	FHLMC
1,645,808	3.500%, 04/15/30(d)	174,120
5,930,930	4.000%, 04/15/36(d)	689,459
	FHLMC, REMICS
8,906,706	2.500%, 04/15/28(d)	970,919
2,373,169	3.000%, 06/15/27(d)(e)	304,810
1,414,165	3.000%, 09/15/31(d)	196,524
3,007,611	3.000%, 06/15/26(d)	345,996
702,962	4.000%, 07/15/23(d)	34,517
1,782,826	4.000%, 12/15/23(d)	133,486
1,118,327	4.000%, 11/15/28(d)	97,608
503,839	5.000%, 02/15/24(d)	41,142
646,365	7.018%, 09/15/26(d)(e)	95,467
	FNMA, REMICS
385,880	3.000%, 09/25/27(d)	50,450
4,513,826	3.000%, 06/25/27(d)	575,223
826,471	4.500%, 12/25/20(d)	60,694
1,352,764	5.500%, 05/25/40(d)	233,963
1,092,024	5.500%, 09/25/40(d)	186,522
570,613	5.921%, 07/25/40(d)(e)	122,105
668,071	6.501%, 07/25/41(d)(e)	87,626
817,972	7.621%, 04/25/32(d)(e)	151,290
	GNMA, REMICS
1,125,471	6.418%, 09/16/33(d)(e)	204,474
		5,772,101
	Total Collateralized Mortgage Obligations (Cost $6,376,592)	5,772,101

Corporate Bonds: 0.74%
United States: 0.74%
	Newmont Mining Corp., Sr. Unsec. Notes
1,300,000	4.875%, 03/15/42	991,091
	Sirius XM Radio, Inc., Sr. Unsec. Notes
1,000,000	5.250%, 08/15/22(f)	970,000
		1,961,091
	Total Corporate Bonds (Cost $2,003,754)	1,961,091
	Total Investments: 101.19% (Cost $250,344,799)	267,581,045
	Net Other Assets and Liabilities: (1.19)%	(3,151,340	)(g)
	Net Assets: 100.00%	$264,429,705

Percentages are stated as a percent of net assets.

(a)	Security, or portion of security, is being held as collateral for short sales, written option contracts or the line of credit. At period end, the aggregate market value of those securities was $83,446,939, representing 31.56% of net assets.
(b)	Non-income producing security.
(c)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such securities cannot be sold by the issuer in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At period end, the aggregate market value of those securities was $2,361,520 representing 0.89% of net assets.
(d)	Interest only security.
(e)	Interest rate will change at a future date. Interest rate shown reflects the rate in effect at September 30, 2013.
(f)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $970,000, representing 0.37% of net assets.
(g)	Includes cash which is being held as collateral for potential transactions in futures contracts.

Investment Abbreviations:

ADR—American Depositary Receipt

FHLMC—Federal Home Loan Mortgage Corp.

FNMA—Federal National Mortgage Association

GDR—Global Depositary Receipt

GNMA—Government National Mortgage Association

REIT—Real Estate Investment Trust

REMICS—Real Estate Mortgage Investment Conduits

Sr.—Senior

Unsec.—Unsecured

Portfolio of Investments (Note 1)

Forward International Real Estate Fund

September 30, 2013 (Unaudited)

Shares		Value (Note 1)
Common Stocks: 96.35%
Australia: 17.91%
91,000	Charter Hall Group	$313,257
4,760,000	Cromwell Property Group	4,329,574
1,500,000	Dexus Property Group	1,406,342
500,000	Federation Centres, Ltd.	1,063,502
600,000	GPT Group	1,947,888
150,000	Growthpoint Properties Australia, Ltd.	351,236
1,500,000	Mirvac Group	2,434,861
1,000,000	Westfield Group	10,271,193
1,500,000	Westfield Retail Trust	4,156,055
		26,273,908
Canada: 30.22%
64,750	Allied Properties REIT	2,040,469
68,900	Boardwalk REIT	3,853,530
109,580	Brookfield Canada Office Properties	2,797,878
190,100	Canadian Apartment Properties REIT	3,777,823
490,200	Dundee Industrial REIT	4,159,359
406,900	Dundee REIT, Class A	11,471,653
353,100	H&R REIT	7,263,909
598,175	Holloway Lodging Corp.	2,154,487
265,000	Killam Properties, Inc.	2,806,806
657,250	Pure Industrial Real Estate Trust	2,826,676
50,000	RioCan REIT	1,179,554
		44,332,144
Finland: 0.26%
111,826	Citycon OYJ	376,697
France: 0.36%
9,987	Societe Fonciere Lyonnaise SA	530,911
Hong Kong: 31.84%
5,784,000	Asia Orient Holdings, Ltd.	1,215,580
23,870,000	Asia Standard Hotel Group Ltd.	2,277,466
9,336,000	Asia Standard International Group, Ltd.	2,070,414
92,400	China Motor Bus Co., Ltd.	804,162
5,888,000	Chuang’s Consortium International, Ltd.	736,389
318,824,116	CSI Properties, Ltd.	12,332,190
5,471,000	Dorsett Hospitality International, Ltd.	1,185,069
310,500	Kerry Properties, Ltd.	1,323,125
42,119,000	Lai Fung Holdings, Ltd.	1,042,670
107,656,000	Lai Sun Development(a)	3,164,761
16,750,000	Magnificent Estates	809,867
1,213,000	New World Development Co., Ltd.	1,823,590
680,000	Regal REIT	199,023
1,162,000	Safety Godown Co., Ltd.	1,558,143
1,714,000	Sino Land Co., Ltd.	2,523,741
2,596,000	Soundwill Holdings, Ltd.	4,726,147

2,231,000	Sunlight REIT	874,462
400,000	Swire Properties, Ltd.	1,121,727
11,294,000	Wing Tai Properties, Ltd.	6,916,863
		46,705,389
Malaysia: 1.65%
300,000	KLCC Property Holdings Bhd	591,809
2,203,500	Pavilion REIT	919,392
1,800,000	Starhill REIT	568,799
724,800	Tower REIT	342,443
		2,422,443
Netherlands: 0.84%
28,446	Corio NV	1,225,497
Norway: 1.38%
1,530,342	Norwegian Property ASA	2,023,235
Philippines: 4.32%
1,648,400	Ayala Land, Inc.	1,031,670
16,563,000	Empire East Land Holdings, Inc.(a)	365,192
13,000,000	Filinvest Land, Inc.	477,722
10,100,000	Global-Estate Resorts, Inc.(a)	313,160
11,000,000	Megaworld Corp.	823,610
11,000,000	Rockwell Land Corp.	464,860
6,648,000	Shang Properties, Inc.	480,965
1,300,000	Starmalls, Inc.(a)	106,890
18,534,000	Vista Land & Lifescapes, Inc.	2,268,861
		6,332,930
Singapore: 4.88%
100,000	CapitaLand, Ltd.	246,303
500,000	CDL Hospitality Trusts	649,635
100,000	Keppel Land, Ltd.	282,173
2,000,000	Mapletree Commercial Trust	1,936,950
1,555,000	Sabana Shari’ah Compliant Industrial REIT	1,332,450
3,890,000	Starhill Global REIT	2,465,067
152,700	Wing Tai Holdings, Ltd.	249,520
		7,162,098
Sweden: 0.65%
75,000	Hufvudstaden AB, Class A	954,611
United Kingdom: 2.04%
100,000	Great Portland Estates Plc	872,592
203,000	Hammerson Plc	1,646,479
50,000	Shaftesbury Plc	477,578
		2,996,649
	Total Common Stocks (Cost $146,908,504)	141,336,512

Rights: 0.00%
Hong Kong: 0.00%
10,163	New World Development Co., Ltd.(a)	0
	Total Rights (Cost $0)	0
	Total Investments: 96.35% (Cost $146,908,504)	141,336,512
	Net Other Assets and Liabilities: 3.65%	5,353,994
	Net Assets: 100.00%	$146,690,506

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

Investment Abbreviations:

REIT—Real Estate Investment Trust

Portfolio of Investments (Note 1)

Forward International Small Companies Fund

September 30, 2013 (Unaudited)

Shares		Value (Note 1)
Common Stocks: 91.54%
Australia: 5.79%
146,498	ALS, Ltd.	$1,435,009
153,998	carsales.com, Ltd.	1,644,956
922,915	iSelect, Ltd.(a)	1,084,840
74,932	Monadelphous Group, Ltd.	1,340,755
209,364	Navitas, Ltd.	1,212,906
318,965	SAI Global, Ltd.	1,324,148
325,114	Treasury Wine Estates, Ltd.	1,340,576
285,405	Virtus Health, Ltd.(a)	2,193,928
		11,577,118
Belgium: 0.29%
22,700	ThromboGenics NV(a)	589,166
China: 0.84%
838,000	Minth Group, Ltd.	1,670,403
Denmark: 3.68%
48,162	D/S Norden AS	2,031,101
37,434	FLSmidth & Co., AS	2,016,633
41,534	Pandora AS	1,715,422
47,833	SimCorp AS	1,609,443
		7,372,599
France: 7.35%
211,796	Altran Technologies SA	1,742,092
26,893	Ingenico SA	1,938,808
17,705	Neopost SA	1,289,348
102,110	Peugeot SA(a)	1,678,396
59,504	Teleperformance SA	2,878,680
166,660	UBISOFT Entertainment(a)	2,577,077
30,385	Valeo SA	2,594,634
		14,699,035
Germany: 8.17%
58,060	Aareal Bank AG(a)	1,814,032
87,725	Aixtron SE(a)	1,482,298
126,467	Dialog Semiconductor Plc(a)	2,420,081
21,129	Krones AG	1,796,528
29,773	Morphosys AG(a)	2,311,578
24,565	MTU Aero Engines AG	2,295,055
18,426	Pfeiffer Vacuum Technology AG	2,255,950
154,736	TUI AG(a)	1,976,957
		16,352,479

Hong Kong: 1.66%
1,292,168	Daphne International Holdings, Ltd.	788,039
695,429	Esprit Holdings, Ltd.	1,113,633
1,538,000	Xinyi Glass Holdings, Ltd.	1,415,867
		3,317,539
Ireland: 1.19%
105,054	Smurfit Kappa Group Plc	2,377,707
Italy: 5.03%
37,927	DiaSorin SpA	1,634,209
900,564	Fondiaria-Sai SpA(a)	1,911,557
238,520	Mediolanum SpA	1,732,802
85,436	Prysmian SpA	2,092,037
74,211	Safilo Group SpA(a)	1,459,763
455,579	Sorin SpA(a)	1,232,661
		10,063,029
Japan: 26.15%
431,000	77 Bank, Ltd.	2,117,839
109,400	Anritsu Corp.	1,386,768
62,700	Coca-Cola West Co., Ltd.	1,250,874
76,000	CyberAgent, Inc.	2,096,872
91,559	Daiseki Co., Ltd.	1,683,169
17,100	Disco Corp.	977,690
26,300	Don Quijote Co., Ltd.	1,645,506
35,000	Eneres Co., Ltd.(a)	99,700
43,200	Foster Electric Co., Ltd.	893,929
45,500	Glory, Ltd.	1,141,030
43,300	Goldcrest Co., Ltd.	1,170,877
94,200	Hitachi Capital Corp.	2,266,473
51,807	Hoshizaki Electric Co., Ltd.	1,784,086
3,529	Japan Hotel REIT Investment Corp.	1,644,318
31,400	Japan Petroleum Exploration Co., Ltd.	1,348,064
104,588	JSR Corp.	1,937,583
189,200	JTEKT Corp.	2,583,106
16,900	Kyorin Co., Ltd.	360,196
32,000	Miraca Holdings, Inc.	1,425,912
90,200	Nabtesco Corp.	2,195,009
213,000	Nippon Electric Glass Co., Ltd.	1,137,647
167	Nippon Prologis REIT, Inc.	1,666,687
66,500	Nissha Printing Co., Ltd.(a)	1,112,900
72,900	Pola Orbis Holdings, Inc.	2,610,591
424,300	Sapporo Holdings, Ltd.	1,838,871
85,100	SBI Holdings, Inc.	1,096,054
144,000	Shimadzu Corp.	1,362,429
48,200	Sundrug Co., Ltd.	2,402,767
29,800	TDK Corp.	1,167,201
246,400	Tokyo Steel Manufacturing Co., Ltd.(a)	1,453,909
135,400	Tokyo Tatemono Co., Ltd.	1,236,983
88,949	Toshiba Plant Systems & Services Corp.	1,472,303
1,033	United Urban Investment Corp.	1,576,377
154,400	Yokogawa Electric Corp.	2,195,953
		52,339,673
Netherlands: 1.77%
36,901	ASM International NV	1,282,983
43,336	Nutreco NV	2,263,887
		3,546,870

New Zealand: 0.67%
691,092	Telecom Corp. of New Zealand, Ltd.	1,334,520
Norway: 1.65%
1,327,132	Marine Harvest ASA	1,416,902
63,976	TGS NOPEC Geophysical Co., ASA	1,883,134
		3,300,036
Singapore: 1.65%
902,000	ComfortDelGro Corp., Ltd.	1,416,396
1,453,000	Suntec REIT	1,893,631
		3,310,027
Spain: 1.53%
129,237	Jazztel Plc(a)	1,404,127
358,825	Sacyr SA(a)	1,653,882
		3,058,009
Sweden: 1.93%
51,443	Modern Times Group AB, Class B	2,683,134
179,974	SSAB AB, Class A	1,174,772
		3,857,906
Switzerland: 2.77%
37,268	BKW AG	1,296,045
134,336	Kudelski SA-BR	1,827,095
5,916	Kuoni Reisen Holding AG, Class B	2,426,976
		5,550,116
United Kingdom: 19.42%
43,142	Aveva Group Plc	1,814,520
541,778	Barratt Developments Plc(a)	2,706,697
405,931	BBA Aviation Plc	2,004,354
122,857	Daily Mail & General Trust Plc NV, Class A	1,515,574
51,667	Derwent London Plc	1,981,530
106,884	Domino Printing Sciences Plc	1,107,427
592,623	EnQuest Plc(a)	1,251,061
82,017	Foxtons Group Plc(a)	358,501
269,120	Halfords Group Plc	1,714,839
123,180	Hunting Plc	1,590,352
228,188	IG Group Holdings Plc	2,138,916
322,547	Informa Plc	2,741,415
277,503	International Personal Finance Plc	2,742,684
603,949	Melrose Plc	2,931,260
341,841	Mitchells & Butlers Plc(a)	2,274,513
669,421	Moneysupermarket.com Group Plc	1,640,770
395,034	Premier Farnell Plc	1,389,046
221,554	Premier Oil Plc	1,167,490
413,968	RPS Group Plc	1,796,073
35,942	Spirax-Sarco Engineering Plc	1,754,333
225,846	St. James’s Place Capital Plc	2,248,588
		38,869,943
	Total Common Stocks (Cost $133,422,399)	183,186,175

Exchange-Traded Funds: 4.43%
United States: 4.43%
182,980	iShares® MSCI EAFE Small Cap Index Fund	8,870,870
	Total Exchange-Traded Funds (Cost $7,967,153)	8,870,870
Preferred Stocks: 1.14%
Germany: 1.14%
17,856	Draegerwerk AG & Co. KGAA(a)	2,276,750
	Total Preferred Stocks (Cost $1,854,753)	2,276,750
	Total Investments: 97.11% (Cost $143,244,305)	194,333,795
	Net Other Assets and Liabilities: 2.89%	5,789,995
	Net Assets: 100.00%	$200,123,790

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

Investment Abbreviations:

EAFE—Europe, Australasia, Far East

MSCI—Morgan Stanley Capital International

REIT—Real Estate Investment Trust

Portfolio of Investments (Note 1)

Forward Investment Grade Fixed-Income Fund

September 30, 2013 (Unaudited)

Principal Amount		Value (Note 1)
Agency Pass-Through Securities: 6.35%
Federal National Mortgage Association (FNMA): 1.33%
	FNMA
$ 177,441	2.450%, 05/01/34(a)	$179,589
166,780	6.000%, 03/01/33	182,801
		362,390
Government National Mortgage Association (GNMA): 5.02%
	GNMA
193,646	2.500%, 04/20/28	195,747
1,153,755	2.500%, 03/20/28	1,166,258
		1,362,005
	Total Agency Pass-Through Securities (Cost $1,750,445)	1,724,395
Asset-Backed Securities: 6.07%
	ACE Securities Corp., Series 2004-HE4, Class M1
379,602	1.079%, 12/25/34(a)	330,219
	Bear Stearns Asset Backed Securities Trust, Series 2005-SD3, Class 1A
66,025	0.669%, 07/25/35(a)	64,629
	Bear Stearns Commercial Mortgage Securities, Series 2004-PWR6, Class X1
62,957,419	0.817%, 11/11/41(a)(b)(c)(d)	574,235
	Chec Loan Trust, Series 2004-1, Class B2
7,444	3.679%, 07/25/34(a)(c)	8,007
	Falcon Franchise Loan Llc, Series 2003-1, Class C
250,000	4.100%, 01/05/25(b)(c)(e)	8,533
	Home Equity Mortgage Trust, Series 2006-2, Class 1A1
164,308	5.367%, 07/25/36(f)	64,870
	Merrill Lynch Mortgage Investors, Inc., Series 2005-A6, Class 2A3
700,000	0.559%, 08/25/35(a)	598,141
	Total Asset-Backed Securities (Cost $2,150,048)	1,648,634

Collateralized Mortgage Obligations: 4.95%
	Capco America Securitization Corp., Series 1998-D7, Class PS1
152,909	1.747%, 10/15/30(a)(b)(c)(d)	70
	Collateralized Mortgage Securities Corp., Series I, Class 3
3,217	9.450%, 02/01/17	3,480
	Countrywide Alternative Loan Trust, Series 2006-12CB, Class A6
568,174	6.000%, 05/25/36	455,879
	FHLMC, Series 2887, Class JD
172,579	4.500%, 03/15/19	182,707
	GNMA, Series 2002-28, Class IO
4,809,846	0.212%, 01/16/42(a)(b)(d)	34,789
	GNMA, Series 2003-64, Class XA
3,051,900	0.000%, 08/16/43(a)(b)(d)	30
	Harborview Mortgage Loan Trust, Series 2004-4, Class 3A
4,340	1.308%, 06/19/34(a)	4,319
	LB Commercial Conduit Mortgage Trust, Series 1996-C2, Class IO
35,651	0.900%, 04/25/19(b)(d)	1
	LB-UBS Commercial Mortgage Trust, Series 2006-C4, Class X
241,634,141	0.021%, 06/15/38(a)(b)(c)(d)	91,821
	Merrill Lynch Mortgage Investors, Series 1998-C1, Class IO
12,231,711	0.676%, 11/15/26(a)(b)(d)	259,398
	Preferred Term Securities XIII, Inc.
666,235	1.824%, 03/24/34(a)(b)(c)(e)	304,773
	Salomon Brothers Mortgage Securities VII, Inc., Series 2001-C2, Class X1
2,564,946	1.265%, 11/13/36(a)(b)(c)(d)	3,091
	Washington Mutual, Series 2005-AR18, Class 3A2
42,218	4.891%, 01/25/36(a)	2,630
	Total Collateralized Mortgage Obligations (Cost $5,660,191)	1,342,988
Corporate Bonds: 18.43%
Banks: 2.34%
	Citigroup, Inc., Sr. Unsec. Notes
170,000	6.125%, 11/21/17	195,713
	HSBC Bank Plc, Sr. Unsec. Notes
200,000	0.618%, Perpetual Maturity(a)(g)	123,000
	VEB Finance Plc, Sr. Unsec. Notes
300,000	5.375%, 02/13/17(c)	318,300
		637,013

Brokerage: 4.37%
	Goldman Sachs Group, Inc., Sr. Unsec. Notes
300,000	6.150%, 04/01/18	343,533
	Lehman Brothers Holdings, Sr. Unsec. Medium-Term Notes
1,300,000	0.000%, 05/02/18(h)	347,750
	Morgan Stanley, Sr. Unsec. Notes
500,000	0.748%, 10/15/15(a)	496,440
		1,187,723
Communications: 0.40%
	Verizon Communications, Inc., Sr. Unsec. Notes
100,000	5.150%, 09/15/23	107,435
Finance-Other: 3.22%
	NLV Financial Corp., Sr. Notes
250,000	7.500%, 08/15/33(b)(c)	253,908
	TNK-BP Finance SA, Co., Gtd. Notes
300,000	6.625%, 03/20/17(i)	330,750
	Transneft Via TransCapitalInvest Ltd., Sec. Notes
240,000	8.700%, 08/07/18(i)	291,000
		875,658
Financials: 4.83%
	Ally Financial, Inc., Gtd. Notes
100,000	0.365%, 06/20/14(a)	101,505
	American International Group, Inc., Sr. Unsec. Notes
200,000	4.250%, 09/15/14	206,651
	Ford Motor Credit Co. Llc
400,000	1.362%, 08/28/14(a)	402,076
	JPMorgan Chase & Co., Sr. Unsec. Medium-Term Notes
600,000	0.882%, 02/26/16(a)	601,389
		1,311,621
Industrial-Energy: 1.16%
	Gazprom OAO Via Gaz Capital SA, Sr. Unsec. Notes
300,000	5.999%, 01/23/21(c)	315,375
Industrial-Other: 0.22%
	Canal Point II, Ltd., Sec. Note, Series AI
1,609,624	0.000%, 06/25/14(b)(e)	59,083
Non-Captive Diversified: 1.33%
	General Electric Capital Corp., Sr. Unsec. Medium-Term Notes
325,000	6.900%, 09/15/15	360,959
Utilities: 0.56%
	MP Environmental Funding Llc, Series A1
149,823	4.982%, 07/15/14	151,996
	Total Corporate Bonds (Cost $7,032,659)	5,006,863

Foreign Government Obligations: 3.82%
	Province of Ontario Canada, Sr. Unsec. Notes
1,000,000	2.700%, 06/16/15	1,037,952
	Total Foreign Government Obligations (Cost $998,875)	1,037,952
Municipal Bonds: 4.03%
	Buckeye Tobacco Settlement Financing Authority, Sr. Turbo Revenue Bonds, Series A-2
500,000	6.500%, 06/01/47	407,020
	Los Angeles California Community College District, General Obligation Unlimited, Build America Bonds
200,000	6.750%, 08/01/49	247,496
	Texas State Transportation Commission, Taxable Revenue Bonds, First Tier, Series B
400,000	5.178%, 04/01/30	439,736
	Total Municipal Bonds (Cost $965,865)	1,094,252
U.S. Government Agency Securities: 54.76%
Small Business Administration-Pass-Through-Agency: 1.76%
	Small Business Administration Participation Certificates, Series 2003-20E, Class 1
442,900	4.640%, 05/01/23	478,977
U.S. Treasury Bonds & Notes: 53.00%
	U.S. Treasury Bonds STRIP Coupon
36	0.000%, 11/15/17(b)(j)	35
	U.S. Treasury Inflation Indexed Bonds
101,200	0.125%, 01/15/23	98,527
914,202	0.125%, 07/15/22	901,418
123,924	2.375%, 01/15/25	148,099
	U.S. Treasury Notes
1,000,000	0.250%, 11/30/14	1,001,191
400,000	0.250%, 09/30/14	400,539
400,000	0.250%, 06/30/14	400,476
2,200,000	0.250%, 08/31/14	2,202,794
1,000,000	0.500%, 08/15/14	1,003,418
200,000	1.125%, 12/31/19	191,844
5,100,000	1.375%, 07/31/18	5,110,557
1,500,000	1.625%, 08/15/22	1,398,164
100,000	2.500%, 08/15/23	99,039
1,300,000	3.625%, 02/15/21(k)	1,439,039
		14,395,140

Total U.S. Government Agency Securities (Cost $15,062,666)	14,874,117
Total Investments: 98.41% (Cost $33,620,749)	26,729,201
Net Other Assets and Liabilities: 1.59%	432,289	(l)
Net Assets: 100.00%	$27,161,490

Percentages are stated as a percent of net assets.

(a)	Interest rate will change at a future date. Interest rate shown reflects the rate in effect at September 30, 2013.
(b)	Security determined to be illiquid under the procedures approved by the Fund’s Board of Trustees.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $1,878,113, representing 6.91% of net assets.
(d)	Interest only security.
(e)	Fair valued security under the procedures approved by the Fund’s Board of Trustees.
(f)	Represents a step-up bond. Rate disclosed is as of September 30, 2013.
(g)	This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.
(h)	Security in default on interest payments.
(i)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such securities cannot be sold by the issuer in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At period end, the aggregate market value of those securities was $621,750 representing 2.29% of net assets.
(j)	Principal only security.
(k)	Security, or portion of security, is being held as collateral for futures contracts. At period end, the aggregate market value of those securities was $92,984, representing 0.34% of net assets.
(l)	Includes cash which is being held as collateral for futures contracts.

Securities determined to be illiquid under the procedures approved by the Fund’s Board of Trustees is as follows:

Date(s) of Purchase	Security	Cost	Market Value	% of Net Assets
03/23/07-04/25/07	Bear Stearns Commercial Mortgage Securities, Series 2004-PWR6, Class X1
	0.817%, 11/11/41(a)(b)(c)(d)	$1,067,601	$574,235	2.11%
10/03/07-04/10/08	Canal Point II, Ltd., Sec. Note, Series AI
	0.000%, 06/25/14(b)(e)	1,554,602	59,083	0.22%
03/29/06	Capco America Securitization Corp., Series 1998-D7, Class PS1
	1.747%, 10/15/30(a)(b)(c)(d)	97,001	70	0.00	%(m)

12/29/11	Falcon Franchise Loan Llc, Series 2003-1, Class C
	4.100%, 01/05/25(b)(c)(e)	0	8,533	0.03%
07/24/06-08/01/06	GNMA, Series 2002-28, Class IO
	0.212%, 01/16/42(a)(b)(d)	891,152	34,789	0.13%
05/17/07	GNMA, Series 2003-64, Class XA
	0.000%, 08/16/43(a)(b)(d)	448,560	30	0.00	%(m)
03/30/06	LB Commercial Conduit Mortgage Trust, Series 1996-C2, Class IO
	0.900%, 04/25/19(b)(d)	74,540	1	0.00	%(m)
03/05/07	LB-UBS Commercial Mortgage Trust, Series 2006-C4, Class X
	0.021%, 06/15/38(a)(b)(c)(d)	494,145	91,821	0.34%
03/29/06	Merrill Lynch Mortgage Investors, Series 1998-C1, Class IO
	0.676%, 11/15/26(a)(b)(d)	583,132	259,398	0.96%
01/18/07	NLV Financial Corp., Sr. Notes
	7.500%, 08/15/33(b)(c)	275,059	253,908	0.93%
10/03/06-03/27/13	Preferred Term Securities XIII, Inc.
	1.824%, 03/24/34(a)(b)(c)(e)	656,156	304,773	1.12%
11/07/06-03/29/07	Salomon Brothers Mortgage Securities VII, Inc., Series 2001-C2, Class X1
	1.265%, 11/13/36(a)(b)(c)(d)	1,625,323	3,091	0.01%
11/17/08	U.S. Treasury Bonds STRIP Coupon
	0.000%, 11/15/17(b)(j)	30	34	0.00	%(m)
		$7,767,301	$1,589,766	5.85%

(m)	Less than 0.005%

Futures Contracts

Description	Position	Contracts	Expiration Date	Value	Unrealized Gain
Eurodollar 90 Day Future	Long	4	09/16/14	$995,750	$1,192
Eurodollar 90 Day Future	Long	4	12/16/14	994,900	1,564
Eurodollar 90 Day Future	Long	4	03/17/15	993,800	2,015
Eurodollar 90 Day Future	Long	4	06/16/15	992,350	2,592
U.S. 10 Year Treasury Note Future	Long	38	12/20/13	4,802,843	94,952
U.S. 5 Year Treasury Note Future	Long	44	01/02/14	5,326,064	87,597
Total Futures Contracts				$14,105,707	$189,912

Investment Abbreviations:

FHLMC—Federal Home Loan Mortgage Corporation

Gtd.—Guaranteed

Sec.—Secured

Sr.—Senior

STRIP—Separate Trading of Registered Interest and Principal of Securities

Unsec.—Unsecured

Consolidated Portfolio of Investments (Note 1)

Forward Managed Futures Strategy Fund

September 30, 2013 (Unaudited)

Shares		Value (Note 1)
Exchange-Traded Funds: 65.30%
31,000	Vanguard Mortgage-Backed Securities ETF	$1,596,810
20,500	Vanguard Short-Term Corporate Bond ETF	1,631,800
53,400	Vanguard Short-Term Government Bond ETF	3,252,060
	Total Exchange-Traded Funds (Cost $6,483,859)	6,480,670
	Total Investments: 65.30%
	(Cost $6,483,859)	6,480,670
	Net Other Assets and Liabilities: 34.70%	3,444,247	(a)
	Net Assets: 100.00%	$9,924,917

Percentages are stated as a percent of net assets.

(a)	Includes cash which is being held as collateral for swap contracts.

Total Return Swap Contracts

Counter Party	Reference Entry/Obligation	Fund Pays	Fund Receives	Termination Date	Notional Amount	Net Unrealized Loss
Credit Suisse	CS Multi Asset Future	125 Bps	Total Return	10/02/13	$15,254,335	$(149,064)
Total of Total Return Swap Contracts					$15,254,335	$(149,064)

Investment Abbreviations:

Bps—Basis Points

ETF—Exchange-Traded Fund

Portfolio of Investments (Note 1)

Forward Real Estate Fund

September 30, 2013 (Unaudited)

Shares		Value (Note 1)
Common Stocks: 99.75%
Real Estate Operating/Development: 3.52%
46,877	Forest City Enterprises, Inc., Class A(a)	$887,851
98,952	Thomas Properties Group, Inc.	664,957
		1,552,808
REITs-Apartments: 23.71%
18,120	American Campus Communities, Inc.	618,798
7,500	Apartment Investment & Management Co., Class A	209,550
29,266	Associated Estates Realty Corp.	436,356
20,158	AvalonBay Communities, Inc.	2,561,880
4,600	BRE Properties, Inc.	233,496
6,633	Camden Property Trust	407,532
44,223	Campus Crest Communities, Inc.	477,608
48,300	Equity Residential	2,587,431
3,000	Essex Property Trust, Inc.	443,100
14,500	Home Properties, Inc.	837,375
4,000	Post Properties, Inc.	180,080
82,900	Trade Street Residential, Inc.	576,984
38,100	UDR, Inc.	902,970
		10,473,160
REITs-Diversified: 11.55%
47,700	Armada Hoffler Properties, Inc.	472,707
34,092	Cousins Properties, Inc.	350,807
63,861	Investors Real Estate Trust	526,853
56,526	Lexington Realty Trust	634,787
29,400	Liberty Property Trust	1,046,640
13,172	Vornado Realty Trust	1,107,238
5,279	Washington REIT	133,400
74,204	Winthrop Realty Trust	827,375
		5,099,807
REITs-Health Care: 8.75%
24,400	HCP, Inc.	999,180
18,000	Health Care REIT, Inc.	1,122,840
25,700	Medical Properties Trust, Inc.	312,769
20,218	Senior Housing Properties Trust	471,888
15,535	Ventas, Inc.	955,403
		3,862,080
REITs-Hotels: 10.29%
20,000	Chatham Lodging Trust	357,200
15,300	Chesapeake Lodging Trust	360,162
81,244	DiamondRock Hospitality Co.	866,873
10,800	Hersha Hospitality Trust	60,372
71,158	Host Hotels & Resorts, Inc.	1,257,362
6,500	RLJ Lodging Trust	152,685
138,100	Strategic Hotels & Resorts, Inc.(a)	1,198,708
31,695	Summit Hotel Properties, Inc.	291,277
		4,544,639
REITs-Office Property: 19.71%
7,392	Alexandria Real Estate Equities, Inc.	471,979
27,700	BioMed Realty Trust, Inc.	514,943

13,094	Boston Properties, Inc.	1,399,749
12,500	Brandywine Realty Trust	164,750
5,800	Corporate Office Properties Trust	133,980
45,300	Digital Realty Trust, Inc.	2,405,430
5,700	Douglas Emmett, Inc.	133,779
13,985	DuPont Fabros Technology, Inc.	360,393
57,100	Franklin Street Properties Corp.	727,454
18,800	Government Properties Income Trust	449,884
7,150	Hudson Pacific Properties, Inc.	139,068
3,900	Kilroy Realty Corp.	194,805
29,100	Mack-Cali Realty Corp.	638,454
10,899	SL Green Realty Corp.	968,267
		8,702,935
REITs-Regional Malls: 7.35%
46,500	General Growth Properties, Inc.	896,985
15,200	Macerich Co.	857,888
10,047	Simon Property Group, Inc.	1,489,267
		3,244,140
REITs-Shopping Centers: 5.73%
14,700	AmREIT, Inc.	255,045
11,700	Developers Diversified Realty Corp.	183,807
21,081	Excel Trust, Inc.	252,972
4,946	Federal Realty Investment Trust	501,772
32,903	Kimco Realty Corp.	663,982
5,000	Ramco-Gershenson Properties Trust	77,050
15,339	Retail Opportunity Investments Corp.	211,985
5,100	Tanger Factory Outlet Centers, Inc.	166,515
3,200	Taubman Centers, Inc.	215,392
		2,528,520
REITs-Specialized: 1.14%
12,000	CoreSite Realty Corp.	407,280
10,000	Glimcher Realty Trust	97,500
		504,780
REITs-Storage: 3.56%
7,300	Public Storage, Inc.	1,172,015
5,300	Sovran Self Storage, Inc.	401,104
		1,573,119
REITs-Warehouse/Industrial: 4.44%
7,423	First Industrial Realty Trust, Inc.	120,772
30,593	First Potomac Realty Trust	384,554
24,396	ProLogis	917,778
7,900	STAG Industrial, Inc.	158,948
21,200	Terreno Realty Corp.	376,512
		1,958,564
	Total Common Stocks
	(Cost $35,396,387)	44,044,552
	Total Investments: 99.75%
	(Cost $35,396,387)	44,044,552
	Net Other Assets and Liabilities: 0.25%	108,180
	Net Assets: 100.00%	$44,152,732

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

Investment Abbreviations:

REIT—Real Estate Investment Trust

Portfolio of Investments (Note 1)

Forward Real Estate Long/Short Fund

September 30, 2013 (Unaudited)

Shares		Value (Note 1)
Common Stocks: 102.27%
Hotels & Motels: 0.21%
75,000	Overseas Union Enterprise, Ltd.	$153,043
Oil, Gas & Consumable Fuels: 0.23%
10,000	Peabody Energy Corp.	172,500
Real Estate Operating/Development: 6.77%
21,020,000	CSI Properties, Ltd.	813,058
69,430	Forest City Enterprises, Inc., Class A(a)(b)	1,315,005
81,000	Global Logistic Properties, Ltd.	186,593
102,000	Great Eagle Holdings, Ltd.	364,290
75,000	Hysan Development Co., Ltd.	334,100
226,000	Soundwill Holdings, Ltd.	411,444
28,020	Terreno Realty Corp.	497,635
168,102	Thomas Properties Group, Inc.	1,129,646
		5,051,771
REITs-Apartments: 21.74%
24,202	American Campus Communities, Inc.(a)	826,498
14,500	Apartment Investment & Management Co., Class A(a)	405,130
32,488	Associated Estates Realty Corp.	484,396
32,042	AvalonBay Communities, Inc.(a)	4,072,218
17,800	Camden Property Trust(a)	1,093,632
76,008	Campus Crest Communities, Inc.(a)	820,886
78,100	Equity Residential(a)	4,183,818
5,000	Essex Property Trust, Inc.(a)	738,500
22,100	Home Properties, Inc.(a)	1,276,275
7,000	Post Properties, Inc.(a)	315,140
87,000	Trade Street Residential, Inc.	605,520
58,308	UDR, Inc.(a)	1,381,900
		16,203,913
REITs-Diversified: 10.90%
64,200	Armada Hoffler Properties, Inc.	636,222
16,000	Astro Japan Property Group	51,496
47,008	Cousins Properties, Inc.	483,712
94,634	Investors Real Estate Trust	780,731
85,274	Lexington Realty Trust(a)	957,627
29,400	Liberty Property Trust	1,046,640
10,000	Spirit Realty Capital, Inc.	91,800
29,237	Vornado Realty Trust(a)	2,457,662
8,900	Washington REIT	224,903
125,932	Winthrop Realty Trust(a)	1,404,142
		8,134,935
REITs-Health Care: 6.17%
32,900	Health Care REIT, Inc.(a)	2,052,302
35,900	Medical Properties Trust, Inc.	436,903
10,000	Sabra Health Care REIT, Inc.	230,100
24,066	Senior Housing Properties Trust(a)	561,700
21,464	Ventas, Inc.(a)	1,320,036
		4,601,041

REITs-Hotels: 8.74%
40,000	Chatham Lodging Trust	714,400
27,400	Chesapeake Lodging Trust(a)	644,996
102,256	DiamondRock Hospitality Co.(a)	1,091,072
26,100	Hersha Hospitality Trust	145,899
100,215	Host Hotels & Resorts, Inc.(a)	1,770,799
207,440	Strategic Hotels & Resorts, Inc.(b)	1,800,579
38,206	Summit Hotel Properties, Inc.(a)	351,113
		6,518,858
REITs-Mortgage: 4.11%
112,970	Arbor Realty Trust, Inc.	765,937
26,300	Blackstone Mortgage Trust, Inc., Class A	662,497
73,932	iStar Financial, Inc.(a)(b)	890,141
31,300	Starwood Property Trust, Inc.	750,261
		3,068,836
REITs-Office Property: 18.51%
7,958	Alexandria Real Estate Equities, Inc.(a)	508,118
12,300	BioMed Realty Trust, Inc.	228,657
20,251	Boston Properties, Inc.(a)	2,164,832
28,300	Brandywine Realty Trust(a)	372,994
9,900	Corporate Office Properties Trust	228,690
63,400	Digital Realty Trust, Inc.(a)	3,366,540
25,000	Dundee REIT, Class A	704,820
23,500	DuPont Fabros Technology, Inc.	605,595
87,300	Franklin Street Properties Corp.	1,112,202
21,400	Government Properties Income Trust(a)	512,102
23,500	HCP, Inc.(a)	962,325
11,265	Hudson Pacific Properties, Inc.(a)	219,104
8,400	Kilroy Realty Corp.(a)	419,580
48,600	Mack-Cali Realty Corp.(a)	1,066,284
6,118	Parkway Properties, Inc.	108,717
13,801	SL Green Realty Corp.(a)	1,226,081
		13,806,641
REITs-Regional Malls: 7.89%
75,900	General Growth Properties, Inc.(a)	1,464,111
31,700	Macerich Co.(a)	1,789,148
17,747	Simon Property Group, Inc.(a)	2,630,638
		5,883,897
REITs-Shopping Centers: 6.41%
22,239	AmREIT, Inc.	385,847
23,300	DDR Corp.(a)	366,043
33,325	Excel Trust, Inc.	399,900
13,989	Federal Realty Investment Trust(a)	1,419,184
38,497	Kimco Realty Corp.(a)	776,869
18,492	Ramco-Gershenson Properties Trust(a)	284,962
26,261	Retail Opportunity Investments Corp.(a)	362,927
10,600	Tanger Factory Outlet Centers, Inc.(a)	346,090
42,700	Westfield Group	438,580
		4,780,402
REITs-Specialized: 2.98%
30,000	American Tower Corp.(a)	2,223,900

REITs-Storage: 2.93%
13,600	Public Storage(a)	2,183,480
REITs-Warehouse/Industrial: 4.68%
66,200	Dundee Industrial REIT	561,709
50,607	First Potomac Realty Trust(a)	636,130
60,856	ProLogis, Inc.(a)	2,289,402
		3,487,241
	Total Common Stocks
	(Cost $61,482,323)	76,270,458
Exchange-Traded Funds: 0.46%
23,500	iPath S&P 500® VIX Short-Term Futures ETN(b)	345,450
	Total Exchange-Traded Funds
	(Cost $761,895)	345,450
Convertible Preferred Stocks: 1.78%
REITs-Hotels: 1.78%
	FelCor Lodging Trust, Inc.
55,000	Series A, 1.950%(a)	1,329,350
	Total Convertible Preferred Stocks
	(Cost $943,873)	1,329,350
Preferred Stocks: 9.59%
Financials-Mortgage: 1.01%
	KKR Financial Holdings Llc
30,000	Series A, 7.375%(a)	750,000
REITs-Diversified: 0.62%
	CapLease, Inc.
18,571	Series A, 8.125%(a)	464,089
REITs-Health Care: 1.03%
	Sabra Health Care REIT, Inc.
32,400	Series A, 7.125%	769,500
REITs-Hotels: 1.56%
	Ashford Hospitality Trust, Inc.
25,700	Series D, 8.450%(a)	648,925
	Summit Hotel Properties, Inc.
21,900	Series C, 7.125%	513,993
		1,162,918
REITs-Mortgage: 2.57%
	iStar Financial, Inc.
31,466	Series G, 7.650%(a)	723,718
	NorthStar Realty Finance Corp.
30,000	Series D, 8.500%(a)	725,400
	RAIT Financial Trust
20,000	Series A, 7.750%	464,600
		1,913,718

REITs-Shopping Centers: 2.32%
	Kite Realty Group Trust
35,000	Series A, 8.250%(a)	893,900
	Saul Centers, Inc.
5,000	Series C, 6.875%(a)	117,200
	Urstadt Biddle Properties, Inc.
30,000	Series F, 7.125%	718,200
		1,729,300
REITs-Specialized: 0.48%
	Digital Realty Trust, Inc.
15,000	Series E, 7.000%	359,700
	Total Preferred Stocks
	(Cost $5,677,826)	7,149,225
Rights: 0.00%
6,800	Great Eagle Holdings, Ltd.(b)	0
	Total Rights
	(Cost $0)	0

Contracts
Options Purchased: 0.18%
100	CommonWealth REIT, Expires January 2014 at $25.00 Put	43,000
200	iShares® U.S. Real Estate ETF, Expires December 2013 at $62.00 Put	30,600
200	iShares® U.S. Real Estate ETF, Expires January 2014 at $62.00 Put	42,000
61	MGIC Investment Corp., Expires January 2014 at $6.00 Put	2,196
100	MGIC Investment Corp., Expires November 2013 at $7.00 Put	5,700
40	Starwood Hotels & Resorts Worldwide, Inc., Expires January 2014 at $62.50 Put	10,520
	Total Options Purchased
	(Cost $172,986)	134,016

Principal Amount
Corporate Bonds: 0.56%
REITs-Mortgage: 0.56%
	iStar Financial, Inc., Sr. Unsec. Notes
$ 390,000	7.125%, 02/15/18	420,225
	Total Corporate Bonds (Cost $390,382)	420,225
	Total Investments: 114.84%
	(Cost $69,429,285)	85,648,724
	Net Other Assets and Liabilities: (14.84)%	(11,065,578)
	Net Assets: 100.00%	$74,583,146

Percentages are stated as a percent of net assets.

(a)	Security, or portion of security, is being held as collateral for short sales, options written or the lines of credit. At period end, the aggregate market value of those securities was $48,276,250, representing 64.73% of net assets.
(b)	Non-income producing security.

Shares		Value (Note 1)
Schedule Of Securities Sold Short
Common Stocks
(2,900)	CBL & Associates Properties, Inc.	$(55,390)
(10,000)	CubeSmart	(178,400)
(20,000)	Duke Realty Corp.	(308,800)
(5,000)	Hovnanian Enterprises, Inc., Class A	(26,150)
(5,000)	Lennar Corp., Class A	(177,000)
(10,000)	Marriott International, Inc., Class A	(420,600)
(5,000)	Pennsylvania REIT	(93,500)
(10,000)	Rayonier, Inc.	(556,500)
(10,000)	Regency Centers Corp.	(483,500)
(6,000)	Sherwin-Williams Co.	(1,093,080)
(15,000)	Standard Pacific Corp.	(118,650)
(10,000)	Umpqua Holdings Corp.	(162,200)
(30,000)	Wyndham Worldwide Corp.	(1,829,100)
Exchange-Traded Funds
(25,000)	iShares® Dow Jones U.S. Real Estate Index Fund	(1,594,000)
(10,000)	SPDR® S&P® Homebuilders ETF	(305,700)
	Total Securities Sold Short
	(Proceeds $5,655,613)	$(7,402,570)

Contracts
Schedule Of Options Written
(600)	iStar Financial, Inc., Expires January 2014 at $12.00 Call	(63,000)
(100)	Public Storage, Expires December 2013 at $170.00 Call	(22,500)
	Total Options Written
	(Proceeds $67,231)	$(85,500)

Investment Abbreviations:

ETF—Exchange Traded Fund

ETN—Exchange Traded Note

REIT—Real Estate Investment Trust

S&P—Standard & Poor’s

SPDR—Standard & Poors Depositary Receipts

Sr.—Senior

Unsec.—Unsecured

VIX—Chicago Board Options Exchange Market Volatility Index

Portfolio of Investments (Note 1)

Forward Select EM Dividend Fund

September 30, 2013 (Unaudited)

Shares		Value (Note 1)
Common Stocks: 86.26%
Australia: 2.84%
1,360,000	Clough, Ltd.	$1,852,360
Brazil: 3.80%
280,100	BM&F Bovespa SA	1,572,190
23,700	Companhia de Bebidas das Americas, Preferred ADR(a)	908,895
		2,481,085
Chile: 0.39%
136,300	Vina Concha Y Toro SA	257,392
China: 8.51%
500,000	China Machinery Engineering Corp., Class H	297,193
25,175	China Petroleum & Chemical Corp., ADR(a)	1,970,950
360,000	China Petroleum & Chemical Corp., Class H	281,747
2,649,276	Goodbaby International Holdings, Ltd.	1,332,170
43,000	Mindray Medical International, Ltd., ADR(a)	1,672,270
		5,554,330
Colombia: 1.20%
65,000,000	Bolsa De Valores de Colombia	784,246
Egypt: 0.88%
41,837	Eastern Tobacco	573,080
Hong Kong: 5.53%
254,000	China Gas Holdings, Ltd.	276,731
55,016	Clear Media, Ltd.	36,177
340,000	First Pacific Co., Ltd.	375,688
107,300	First Pacific Co., Ltd., Sponsored ADR(a)	599,807
620,000	Guangdong Investment, Ltd.	532,395
16,000	Guangdong Investment, Ltd., Unsponsored ADR(a)	686,080
2,460,000	Kingway Brewery Holdings, Ltd.(b)	1,103,779
		3,610,657
Indonesia: 4.77%
4,855,170	PT Astra Graphia Tbk	574,403
1,458,500	PT Bank Mandiri Tbk	1,001,302
6,025,000	PT Kalbe Farma Tbk(a)	613,946
3,336,500	PT Media Nusantara Citra Tbk	777,940
130,000	PT Tambang Batubara Bukit Asam Tbk	143,135
		3,110,726

Italy: 3.37%
112,325	Danieli & Compagnia Officine Meccaniche SpA(a)	2,195,807
Malaysia: 4.78%
306,150	JobStreet Corp. Bhd	215,089
1,029,000	Malaysia Airports Holdings Bhd	2,396,107
610,903	Oldtown Bhd	506,040
		3,117,236
Mexico: 1.32%
8,900	Fomento Economico Mexicano SAB de CV, Sponsored ADR(a)	864,101
Nigeria: 2.19%
9,200,000	Guaranty Trust Bank Plc	1,431,840
Pakistan: 0.06%
2,700	HUB Power Co., Ltd, Sponsored GDR(c)	41,094
Peru: 2.80%
170,000	Alicorp SA	543,268
10,000	Credicorp, Ltd.(a)	1,284,600
		1,827,868
Russia: 3.69%
280,694	Hydraulic Machines and Systems Group Plc, GDR(c)	715,770
26,673	Lukoil OAO, Sponsored ADR(a)	1,695,336
		2,411,106
Singapore: 3.97%
72,899	China Yuchai International, Ltd.(a)	1,732,809
555,600	OSIM International, Ltd.	854,735
		2,587,544
South Africa: 5.49%
49,091	Kumba Iron Ore, Ltd., ADR(a)	760,420
76,000	MTN Group, Ltd.	1,483,628
44,900	Tiger Brands, Ltd.	1,337,620
		3,581,668
South Korea: 1.83%
37,000	Grand Korea Leisure Co., Ltd.	1,191,244
Sri Lanka: 2.35%
618,000	Commercial Bank of Ceylon Plc, Non-Voting Depository Receipt	427,449
498,949	Hatton National Bank Plc, Non-Voting Depository Receipt	416,925
6,000,000	Piramal Glass Ceylon Plc	236,364
4,060,912	Textured Jersey Lanka, Ltd.	452,238
		1,532,976

Taiwan: 7.06%
124,700	Asustek Computer, Inc.	993,231
685,500	Formosan Rubber Group, Inc.(a)	568,023
394,200	Hon Hai Precision Industry Co., Ltd.	1,011,931
503,000	Kinik Co.	1,107,495
39,100	TPK Holding Co., Ltd.	355,070
400,000	Wah Lee Industrial Corp.	570,230
		4,605,980
Thailand: 5.28%
7,051,775	Jasmine International Pcl(a)	1,859,884
127,000	Kasikornbank Pcl, Non-Voting Depository Receipt	710,518
66	PTT Exploration & Production Pcl	345
464,800	Supalai Public Co., Ltd.	234,777
2,000,000	Thai Tap Water Supply Pcl(a)	639,386
		3,444,910
Turkey: 3.86%
651,501	Anadolu Hayat Emeklilik AS	1,467,453
49,000	Koza Altin Isletmeleri AS	778,644
121,000	Tekfen Holding AS	273,741
		2,519,838
Ukraine: 0.66%
27,005	MHP SA, GDR(c)	428,029
United Kingdom: 7.19%
57,000	Bank of Georgia Holdings Plc	1,782,806
50,550	Standard Chartered Plc	1,211,989
44,000	Unilever Plc, Sponsored ADR(a)	1,697,520
		4,692,315
United States: 0.81%
7,408	BioMed Realty Trust, Inc.	137,715
19,000	Chatham Lodging Trust	339,340
6,700	Windstream Holdings, Inc.	53,600
		530,655
Vietnam: 1.63%
60,000	FPT Corp.	128,171
712,500	Military Commercial Joint Stock Bank	455,595
72,000	Viet Nam Dairy Products JSC	480,852
		1,064,618
	Total Common Stocks (Cost $54,188,247)	56,292,705

Loan Participation Notes: 0.81%
Pakistan: 0.81%
875,500	HUB Power Co., Ltd, Sponsored GDR (Loan Participation Notes issued by Macquarie Bank, Ltd.), expiring 05/05/16	527,120
	Total Loan Participation Notes (Cost $567,300)	527,120

Principal Amount
Collateralized Mortgage Obligations: 3.00%
United States: 3.00%
	FHLMC, REMICS
3,245,703	2.500%, 04/15/28(d)	$353,925
344,918	3.000%, 09/15/31(d)	47,963
684,157	3.000%, 06/15/27(d)(e)	87,909
1,164,888	3.500%, 12/15/26(d)	140,682
636,352	4.000%, 05/15/26(d)	84,397
95,783	6.618%, 04/15/38(d)(e)	13,153
	FNMA, REMICS
1,504,636	3.000%, 06/25/27(d)	191,825
101,033	5.000%, 03/25/23(d)	7,274
57,934	5.000%, 03/25/24(d)	5,277
1,619,143	6.231%, 06/25/37(d)(e)	254,681
18,864	6.321%, 08/25/36(d)(e)	4,085
54,802	7.000%, 06/25/33(d)	12,267
	GNMA, REMICS
313,497	4.500%, 05/16/35(d)	31,695
75,392	5.520%, 12/20/38(d)(e)	10,233
1,868,280	5.850%, 05/20/41(d)(e)	256,311
375,157	6.418%, 09/16/33(d)(e)	68,103
89,693	6.500%, 03/20/39(d)	18,331
	Morgan Stanley Capital I Trust, Series 2003-IQ4, Class J
364,000	5.500%, 05/15/40(f)	370,367
		1,958,478
	Total Collateralized Mortgage Obligations (Cost $2,180,472)	1,958,478
	Total Investments: 90.07% (Cost $56,936,019)	58,778,303
	Net Other Assets and Liabilities: 9.93%	6,475,966	(g)
	Net Assets: 100.00%	$65,254,269

Percentages are stated as a percent of net assets.

(a)	Security, or portion of security, is being held as collateral for the lines of credit. At period end, the aggregate market value of those securities was $13,866,312, representing 21.25% of net assets.
(b)	Non-income producing security.

(c)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such securities cannot be sold by the issuer in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At period end, the aggregate market value of those securities was $1,184,893 representing 1.82% of net assets.
(d)	Interest only security.
(e)	Interest rate will change at a future date. Interest rate shown reflects the rate in effect at September 30, 2013.
(f)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $370,367, representing 0.57% of net assets.
(g)	Includes cash which is being held as collateral for futures contracts.

Futures Contracts

Description	Position	Contracts	Expiration Date	Value	Unrealized Loss
MSCI Emerging Markets E-Mini Future	Long	210	12/23/13	$10,318,350	$(359,352)
Total Futures Contracts				$10,318,350	$(359,352)

Investment Abbreviations:

ADR—American Depositary Receipt

FHLMC—Federal Home Loan Mortgage Corporation

FNMA—Federal National Mortgage Association

GDR—Global Depositary Receipt

GNMA—Government National Mortgage Association

MSCI—Morgan Stanley Capital International

REMICS—Real Estate Mortgage Investment Conduits

Portfolio of Investments (Note 1)

Forward Select Income Fund

September 30, 2013 (Unaudited)

Shares		Value (Note 1)
Common Stocks: 34.90%
Medical-Nursing Homes: 1.04%
610,600	Brookdale Senior Living, Inc.(a)(b)	$16,058,780
REITs-Apartments: 3.53%
1,720,896	Associated Estates Realty Corp.	25,658,559
2,040,000	Campus Crest Communities, Inc.	22,032,000
970,000	Trade Street Residential, Inc.	6,751,200
		54,441,759
REITs-Diversified: 7.00%
1,070,000	Armada Hoffler Properties, Inc.	10,603,700
500,000	Duke Realty Corp.	7,720,000
364,500	First Potomac Realty Trust	4,581,765
2,710,000	Lexington Realty Trust(a)	30,433,300
379,400	Liberty Property Trust	13,506,640
2,500,000	Spirit Realty Capital, Inc.(a)	22,950,000
475,000	Whitestone REIT, Class B	6,996,750
1,018,400	Winthrop Realty Trust(a)	11,355,160
		108,147,315
REITs-Health Care: 3.22%
1,100,000	Healthcare Realty Trust, Inc.	25,421,000
384,900	Medical Properties Trust, Inc.	4,684,233
850,000	Sabra Health Care REIT, Inc.(a)	19,558,500
		49,663,733
REITs-Hotels: 5.58%
1,400,000	Chatham Lodging Trust(a)	25,004,000
1,300,000	Hospitality Properties Trust(a)	36,790,000
2,800,000	Strategic Hotels & Resorts, Inc.(a)(b)	24,304,000
		86,098,000
REITs-Mortgage: 0.42%
525,700	Ares Commercial Real Estate Corp.	6,534,451
REITs-Office Property: 4.99%
750,000	BioMed Realty Trust, Inc.	13,942,500
361,758	Digital Realty Trust, Inc.	19,209,350
1,454,600	Franklin Street Properties Corp.	18,531,604
66,828	Highwoods Properties, Inc.	2,359,697
1,050,000	Mack-Cali Realty Corp.	23,036,999
		77,080,150
REITs-Residential: 0.89%
234,000	American Homes 4 Rent, Class A(b)	3,779,100
350,000	American Homes 4 Rent, Class A(b)(c)	5,652,500
250,000	American Residential Properties, Inc.(b)(c)	4,402,500
		13,834,100

REITs-Shopping Centers: 3.49%
979,750	AmREIT, Inc.	16,998,663
1,230,000	Excel Trust, Inc.(a)	14,760,000
875,000	Retail Opportunity Investments Corp.	12,092,500
583,700	Retail Properties of America, Inc., Class A	8,025,875
100,000	Urstadt Biddle Properties, Inc., Class A	1,988,000
		53,865,038
REITs-Warehouse/Industrial: 4.74%
200,659	Rexford Industrial Realty, Inc.(b)	2,710,903
2,195,000	STAG Industrial, Inc.(a)	44,163,400
2,853,300	Summit Hotel Properties, Inc.(a)	26,221,827
		73,096,130
	Total Common Stocks (Cost $517,754,206)	538,819,456

Convertible Preferred Stocks: 7.16%
REITs-Diversified: 0.90%
	Lexington Realty Trust
303,428	Series C, 6.500%(a)	13,912,174
REITs-Hotels: 1.85%
	FelCor Lodging Trust, Inc.
1,177,888	Series A, 1.950%(a)	28,469,553
REITs-Office Property: 1.23%
	CommonWealth REIT
910,982	Series D, 6.500%(a)	19,066,853
REITs-Shopping Centers: 1.61%
	Excel Trust, Inc.
400,000	Series A, 7.000%(a)(c)	10,400,000
	Ramco-Gershenson Properties Trust
245,700	Series D, 7.250%(a)	14,456,988
		24,856,988
REITs-Specialized: 1.57%
	EPR Properties
248,700	Series C, 5.750%(a)	5,297,310
644,101	Series E, 9.000%(a)	19,000,980
		24,298,290
	Total Convertible Preferred Stocks (Cost $95,271,097)	110,603,858
Preferred Stocks: 65.88%
Oil, Gas & Consumable Fuels: 0.53%
	Goodrich Petroleum Corp.
63,800	Series D, 9.750%	1,598,190
	GreenHunter Resources, Inc.
45,000	Series C, 10.000%	810,000
	TravelCenters of America Llc
220,000	8.250%	5,643,000
		8,051,190
Other: 0.30%
	Vanguard Natural Resources Llc
182,723	Series A, 7.875%	4,668,573

Real Estate Management/Services: 0.46%
	Kennedy-Wilson, Inc.
286,750	7.750%	7,163,015
Real Estate Operating/Development: 2.17%
	Forest City Enterprises, Inc.
1,320,323	7.375%(a)	33,483,391
REITs-Apartments: 3.46%
	Apartment Investment & Management Co.
120,000	Series Z, 7.000%	3,016,200
	Campus Crest Communities, Inc.
192,500	Series A, 8.000%	5,005,000
	Equity Residential
361,200	Series K, 8.290%(a)	22,292,830
	Essex Property Trust, Inc.
277,795	Series H, 7.125%(a)	6,967,099
	UMH Properties, Inc.
630,000	Series A, 8.250%(a)	16,197,300
		53,478,429
REITs-Diversified: 6.12%
	CapLease, Inc.
371,097	Series A, 8.125%(a)	9,273,714
608,900	Series B, 8.375%	15,228,589
168,000	Series C, 7.250%	4,202,520
	Cousins Properties, Inc.
332,989	Series B, 7.500%(a)	8,324,725
	Duke Realty Corp.
350,000	Series L, 6.600%(a)	8,323,000
	Investors Real Estate Trust
412,000	7.950%	10,609,000
	Winthrop Realty Trust
520,000	7.750%	13,514,800
950,000	Series D, 9.250%	25,004,000
		94,480,348
REITs-Health Care: 1.94%
	Sabra Health Care REIT, Inc.
1,260,000	Series A, 7.125%	29,925,000
REITs-Hotels: 12.11%
	Ashford Hospitality Trust, Inc.
210,600	Series A, 8.550%(a)	5,385,042
1,502,300	Series D, 8.450%(a)	37,933,075
683,000	Series E, 9.000%(a)	17,737,510
	Chesapeake Lodging Trust
400,000	7.750%	9,928,000
	FelCor Lodging Trust, Inc.
1,399,574	Series C, 8.000%(a)	33,491,806
	Hersha Hospitality Trust
722,589	Series B, 8.000%(a)	18,389,890
275,000	Series C, 6.875%	6,358,000
	LaSalle Hotel Properties
242,652	Series G, 7.250%(a)	5,946,187
120,000	Series H, 7.500%	2,959,200
	Pebblebrook Hotel Trust
471,979	Series A, 7.875%(a)	12,200,657
145,000	Series B, 8.000%(a)	3,743,900
	Summit Hotel Properties, Inc.
362,500	7.125%	8,507,875
237,888	Series B, 7.875%	6,066,144
	Sunstone Hotel Investors, Inc.
727,592	Series D, 8.000%(a)	18,317,129
		186,964,415

REITs-Industrial: 0.93%
	CoreSite Realty Corp.
600,000	Series A, 7.250%	14,310,000
REITs-Manufactured Homes: 1.00%
	Equity Lifestyle Properties, Inc.
657,290	Series C, 6.750%(a)	15,459,461
REITs-Mortgage: 7.05%
	Colony Financial, Inc.
1,075,000	Series A, 8.500%	27,305,000
	iStar Financial, Inc.
484,011	Series D, 8.000%(a)	11,500,101
961,299	Series E, 7.875%(a)	22,705,882
642,811	Series F, 7.800%(a)	15,061,062
848,247	Series G, 7.650%(a)	19,509,681
566,552	Series I, 7.500%(a)	12,798,410
		108,880,136
REITs-Office Property: 8.06%
	Alexandria Real Estate Equities, Inc.
102,798	Series D, 7.000%(a)	2,643,965
	Corporate Office Properties Trust
10,425	Series H, 7.500%	259,270
200,000	Series L, 7.375%	4,974,000
	Digital Realty Trust, Inc.
118,000	Series E, 7.000%	2,829,640
497,989	Series F, 6.625%	11,144,994
	DuPont Fabros Technology, Inc.
1,369,000	Series A, 7.875%(a)	34,498,799
567,850	Series B, 7.625%(a)	14,201,929
	Highwoods Properties, Inc.
2,624	Series A, 8.625%	3,093,696
	Hudson Pacific Properties, Inc.
935,686	Series B, 8.375%(a)	23,766,424
	Prologis, Inc.
406,280	Series Q, 8.540%(a)	24,770,404
	SL Green Realty Corp.
100,000	Series I, 6.500%	2,320,000
		124,503,121
REITs-Regional Malls: 6.42%
	CBL & Associates Properties, Inc.
2,289,109	Series D, 7.375%(a)	57,181,943
	General Growth Properties, Inc.
210,622	Series A, 6.375%	4,627,365
	Glimcher Realty Trust
450,000	6.875%	10,462,500
845,473	Series G, 8.125%(a)	21,238,282
138,361	Series H, 7.500%	3,348,336
	Taubman Centers, Inc.
100,000	Series K, 6.250%	2,236,000
		99,094,426
REITs-Residential: 0.48%
	Sun Communities, Inc.
300,000	Series A, 7.125%	7,335,000

REITs-Shopping Centers: 9.40%
	Cedar Realty Trust, Inc.
350,000	Series B, 7.250%	8,050,000
	DDR Corp.
420,710	Series H, 7.375%(a)	10,456,747
	Excel Trust, Inc.
755,500	Series B, 8.125%	19,174,590
	Inland Real Estate Corp.
520,000	Series A, 8.125%(a)	13,356,200
	Kite Realty Group Trust
565,000	Series A, 8.250%(a)	14,430,100
	Pennsylvania REIT
200,000	Series A, 8.250%	5,110,000
28,000	Series B, 7.375%	669,760
	Retail Properties of America, Inc.
250,000	7.000%	5,692,500
	Saul Centers, Inc.
264,251	Series A, 8.000%(a)	6,841,458
410,000	Series C, 6.875%	9,610,400
	Urstadt Biddle Properties, Inc.
481,400	Series D, 7.500%(a)	12,112,024
810,000	Series F, 7.125%(a)	19,391,400
	Weingarten Realty Investors
250,000	Senior Notes, 8.100%(a)	5,307,500
619,784	Series F, 6.500%(a)	14,992,575
		145,195,254
REITs-Specialized: 0.28%
	EPR Properties
200,000	Series F, 6.625%	4,288,000
REITs-Warehouse/Industrial: 5.17%
	First Industrial Realty Trust, Inc.
13,600	Series F, 6.236%	11,313,500
	First Potomac Realty Trust
993,750	Series A, 7.750%(a)	25,211,437
	Monmouth Real Estate Investment Corp.
432,050	Series A, 7.625%(a)	10,628,430
473,028	Series B, 7.875%	11,986,530
	STAG Industrial, Inc.
275,000	Series A, 9.000%	7,350,750
200,000	Series B, 6.625%	4,392,000
	Summit Hotel Properties, Inc.
279,171	Series A, 9.250%	7,453,866
	Terreno Realty Corp.
60,000	Series A, 7.750%	1,524,900
		79,861,413
	Total Preferred Stocks (Cost $902,749,039)	1,017,141,172
Limited Partnerships: 0.53%
Oil, Gas & Consumable Fuels: 0.28%
193,000	Inergy Midstream LP	4,261,440
Real Estate Operating/Development: 0.25%
200,000	Brookfield Property Partners LP(b)	3,876,000
	Total Limited Partnerships (Cost $8,870,290)	8,137,440

Warrants: 0.00%
70,000	GreenHunter Resources, Inc., Warrants, Strike Price $2.25 (expiring 09/19/18)(b)	0
	Total Warrants (Cost $0)	0

Contracts
Options Purchased: 0.04%
1,618	JC Penney Co., Inc. , Expires January 2015 at $10.00 Put	574,390
	Total Options Purchased (Cost $246,280)	574,390

Principal Amount
Corporate Bonds: 6.55%
Banks: 0.38%
	Zions Bancorporation, Jr. Sub. Notes, Series J
$ 5,820,000	7.200%, Perpetual Maturity (d)(e)	5,805,450
Department Stores: 2.10%
	JC Penney Corp., Inc., Sr. Unsec. Notes
3,000,000	6.375%, 10/15/36	2,107,500
22,550,000	7.400%, 04/01/37	15,728,625
21,810,000	7.625%, 03/01/97	14,721,750
		32,557,875
Real Estate Management/Services: 0.58%
	BR Malls International Finance, Ltd., Gtd. Notes
9,000,000	8.500%, Perpetual Maturity (a)(c)(e)	8,903,790
REITs-Mortgage: 2.02%
	iStar Financial, Inc., Sr. Unsec. Notes
10,500,000	9.000%, 06/01/17	11,970,000
17,810,000	7.125%, 02/15/18	19,190,275
		31,160,275
REITs-Specialized: 0.67%
	CNL Lifestyle Properties, Inc., Sr. Unsec. Notes
10,000,000	7.250%, 04/15/19	10,300,000
Retail-Toy Store: 0.80%
	Toys R Us—Delaware, Inc., First Lien Notes
10,910,000	7.375%, 09/01/16 (c)	11,073,650
	Toys R Us Property Co., II Llc, First Lien Notes
1,285,000	8.500%, 12/01/17	1,352,463
		12,426,113

Total Corporate Bonds (Cost $101,205,251)	101,153,503
Total Investments: 115.06% (Cost $1,626,096,163)	1,776,429,819
Net Other Assets and Liabilities: (15.06)%	(232,449,404)
Net Assets: 100.00%	$1,543,980,415

Percentages are stated as a percent of net assets.

(a)	Security, or portion of security, is being held as collateral for short sales, written option contracts or the lines of credit. At period end, the aggregate market value of those securities was $678,505,885, representing 43.95% of net assets.
(b)	Non-income producing security.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $40,432,440, representing 2.62% of net assets.
(d)	Interest rate will change at a future date. Interest rate shown reflects the rate in effect at September 30, 2013.
(e)	This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.

Investment Abbreviations:

Gtd.—Guaranteed

Jr.—Junior

REIT—Real Estate Investment Trust

Sr.—Senior

Sub.—Subordinated

Unsec.—Unsecured

Portfolio of Investments (Note 1)

Forward Select Income Opportunity Fund

September 30, 2013 (Unaudited)

Shares		Value (Note 1)
Common Stocks: 35.22%
Energy: 1.01%
2,700	Potash Corp. of Saskatchewan, Inc.	$84,456
Medical-Nursing Homes: 2.36%
7,500	Brookdale Senior Living, Inc.(a)	197,250
REITs-Apartments: 6.84%
22,000	Associated Estates Realty Corp.	328,020
20,000	Campus Crest Communities, Inc.	216,000
3,800	Trade Street Residential, Inc.	26,448
		570,468
REITs-Diversified: 6.76%
4,150	Liberty Property Trust	147,740
25,000	Spirit Realty Capital, Inc.	229,500
7,600	Vivendi SA, Unsponsored ADR	174,420
1,200	Winthrop Realty Trust	13,380
		565,040
REITs-Health Care: 2.87%
55,000	Skilled Healthcare Group, Inc., Class A(a)	239,800
REITs-Hotels: 6.32%
15,000	Chatham Lodging Trust	267,900
30,000	Strategic Hotels & Resorts, Inc.(a)	260,400
		528,300
REITs-Mortgage: 1.49%
10,000	Ares Commercial Real Estate Corp.	124,300
REITs-Office Property: 4.53%
3,000	Digital Realty Trust, Inc.	159,300
10,000	Mack-Cali Realty Corp.	219,400
		378,700
REITs-Warehouse/Industrial: 3.04%
5,000	STAG Industrial, Inc.	100,600
16,700	Summit Hotel Properties, Inc.	153,473
		254,073
	Total Common Stocks (Cost $2,973,065)	2,942,387
Limited Partnerships: 1.85%
Oil, Gas & Consumable Fuels: 1.85%
7,000	Inergy Midstream LP	154,560
	Total Limited Partnerships (Cost $157,500)	154,560

Preferred Stocks: 17.46%
Financials: 4.98%
	Citigroup, Inc.
6,500	Series J, 7.125%	164,125
	Morgan Stanley
10,000	Series E, 7.125%	252,000
		416,125
Oil, Gas & Consumable Fuels: 5.87%
	Goodrich Petroleum Corp.
5,200	Series D, 9.750%	130,260
	GreenHunter Resources, Inc.
20,000	Series C, 10.000%	360,000
		490,260
REITs-Hotels: 2.89%
	FelCor Lodging Trust, Inc.
10,100	Series C, 8.000%	241,693
REITs-Office Property: 2.41%
	Digital Realty Trust, Inc.
9,000	Series F, 6.625%	201,420
REITs-Regional Malls: 1.31%
	General Growth Properties, Inc.
5,000	Series A, 6.375%	109,850
	Total Preferred Stocks (Cost $1,454,672)	1,459,348
Warrants: 0.00%
31,111	GreenHunter Resources, Inc., Warrants, Strike Price $2.25 (expiring 09/19/18)(a)	0
	Total Warrants (Cost $0)	0

Principal Amount
Corporate Bonds: 3.82%
Banks: 2.15%
	Zions Bancorporation, Jr. Sub. Notes, Series J
$180,000	7.200%, Perpetual Maturity (b)(c)	179,550
Department Stores: 1.67%
	JC Penney Corp., Inc., Sr. Unsec. Notes
200,000	7.400%, 04/01/37	139,500

Total Corporate Bonds (Cost $318,778)	319,050
Total Investments: 58.35% (Cost $4,904,015)	4,875,345
Net Other Assets and Liabilities: 41.65%	3,480,576
Net Assets: 100.00%	$8,355,921

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Interest rate will change at a future date. Interest rate shown reflects the rate in effect at September 30, 2013.
(c)	This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.

Investment Abbreviations:

ADR—American Depositary Receipt

Jr.—Junior

REIT—Real Estate Investment Trust

Sr.—Senior

Sub.—Subordinated

Unsec.—Unsecured

Portfolio of Investments (Note 1)

Forward Small Cap Equity Fund

September 30, 2013 (Unaudited)

Shares		Value (Note 1)
Common Stocks: 95.01%
Consumer Discretionary: 18.25%
10,000	AFC Enterprises, Inc.(a)	$435,900
20,000	American Axle & Manufacturing Holdings, Inc.(a)	394,400
90,000	Christopher & Banks Corp.(a)	648,900
10,000	Deckers Outdoor Corp.(a)	659,200
10,000	Destination Maternity Corp.	318,000
20,000	Diversified Restaurant Holdings, Inc.(a)	131,200
5,000	Domino’s Pizza, Inc.	339,750
28,000	IMAX Corp.(a)	846,720
10,000	K12, Inc.(a)	308,800
15,000	Movado Group, Inc.	656,250
100,000	Pacific Sunwear of California, Inc.(a)	300,000
20,000	Regal Entertainment Group, Class A	379,600
10,000	Sotheby’s	491,300
15,000	Weight Watchers International, Inc.	560,550
		6,470,570
Consumer Staples: 3.73%
10,000	Limoneira Co.	256,800
20,000	National Beverage Corp.	357,200
6,000	Sanderson Farms, Inc.	391,440
15,800	Whitewave Foods Co., Class A(a)	315,526
		1,320,966
Energy: 7.49%
10,000	Bonanza Creek Energy, Inc.(a)	482,600
5,000	Forum Energy Technologies, Inc.(a)	135,050
60,000	Kodiak Oil & Gas Corp.(a)	723,600
25,000	Laredo Petroleum Holdings, Inc.(a)	742,000
5,000	PDC Energy, Inc.(a)	297,700
15,000	Resolute Energy Corp.(a)	125,400
5,000	Western Refining, Inc.	150,200
		2,656,550
Financials: 12.80%
10,000	Ares Commercial Real Estate Corp.	124,300
30,000	BioMed Realty Trust, Inc.	557,700
10,000	Community Bank System, Inc.	341,200
5,000	CoreSite Realty Corp.	169,700
13,900	DuPont Fabros Technology, Inc.	358,203
20,000	Education Realty Trust, Inc.	182,000
10,000	Evercore Partners, Inc., Class A	492,300
30,000	Glacier Bancorp, Inc.	741,300
5,000	Post Properties, Inc.	225,100
2,500	PS Business Parks, Inc.	186,550
1,400	Sovran Self Storage, Inc.	105,952
19,048	Spirit Realty Capital, Inc.	174,861
60,000	Strategic Hotels & Resorts, Inc.(a)	520,800
25,000	TCF Financial Corp.	357,000
		4,536,966

Health Care: 18.39%
15,830	Aegerion Pharmaceuticals, Inc.(a)	1,356,789
30,000	Auxilium Pharmaceuticals, Inc.(a)	546,900
20,000	Cepheid, Inc.(a)	780,800
12,000	Clovis Oncology, Inc.(a)	729,360
10,500	HeartWare International, Inc.(a)	768,705
20,000	HMS Holdings Corp.(a)	430,200
20,500	KYTHERA Biopharmaceuticals, Inc.(a)	936,850
15,000	Momenta Pharmaceuticals, Inc.(a)	215,850
25,000	Neurocrine Biosciences, Inc.(a)	283,000
40,000	Orexigen Therapeutics, Inc.(a)	245,600
50,000	XOMA Corp.(a)	224,000
		6,518,054
Industrials: 8.88%
10,000	Actuant Corp., Class A	388,400
5,000	Astronics Corp.(a)	248,550
30,000	Commercial Vehicle Group, Inc.(a)	238,800
35,000	Diana Shipping, Inc.(a)	422,450
20,000	Great Lakes Dredge & Dock Corp.	148,400
20,000	Hexcel Corp.(a)	776,000
20,000	KEYW Holding Corp.(a)	269,000
20,000	NN, Inc.	311,200
15,000	Thermon Group Holdings, Inc.(a)	346,650
		3,149,450
Information Technology: 18.63%
25,000	ADTRAN, Inc.	666,000
25,000	Ciena Corp.(a)	624,500
10,000	CUI Global, Inc.(a)	57,700
7,500	FEI Co.	658,500
20,000	Finisar Corp.(a)	452,600
30,000	Fusion-io, Inc.(a)	401,700
5,000	Gigamon, Inc.(a)	193,200
5,000	Infoblox, Inc.(a)	209,100
60,000	InvenSense, Inc.(a)	1,057,200
20,000	Jive Software, Inc.(a)	250,000
5,000	Manhattan Associates, Inc.(a)	477,250
40,000	Millennial Media, Inc.(a)	282,800
30,000	NeoPhotonics Corp.(a)	221,700
5,000	OpenTable, Inc.(a)	349,900
10,000	Qlik Technologies, Inc.(a)	342,400
20,000	Take-Two Interactive Software, Inc.(a)	363,200
		6,607,750
Materials: 5.59%
10,000	Coeur Mining, Inc.(a)	120,500
250,000	Hecla Mining Co.	785,000
30,000	Horsehead Holding Corp.(a)	373,800
30,000	Stillwater Mining Co.(a)	330,300
15,000	US Silica Holdings, Inc.	373,500
		1,983,100
Telecommunication Services: 0.34%
6,650	RingCentral, Inc., Class A(a)	119,833
Utilities: 0.91%
10,000	Connecticut Water Service, Inc.	321,600
	Total Common Stocks (Cost $28,615,262)	33,684,839

Affiliated Investment Companies: 0.99%
350,051	Forward U.S. Government Money Fund Class Z, 0.010% 7-day yield	350,051
	Total Affiliated Investment Companies (Cost $350,051)	350,051
	Total Investments: 96.00% (Cost $28,965,313)	34,034,890
	Net Other Assets and Liabilities: 4.00%	1,417,961	(b)
	Net Assets: 100.00%	$35,452,851

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Includes cash which is being held as collateral for futures contracts.

Futures Contracts

Description	Position	Contracts	Expiration Date	Value	Unrealized Gain
E-mini Russell 2000® Index Future	Long	10	12/21/13	$1,071,400	$21,579
Total Futures Contracts				$1,071,400	$21,579

Portfolio of Investments (Note 1)

Forward Tactical Enhanced Fund

September 30, 2013 (Unaudited)

Value (Note 1)
Total Investments: 0.00% (Cost $0)	$0
Net Other Assets and Liabilities: 100.00%	131,402,934
Net Assets: 100.00%	$131,402,934

Percentages are stated as a percent of net assets.

Portfolio of Investments (Note 1)

Forward Tactical Growth Fund

September 30, 2013 (Unaudited)

Shares		Value (Note 1)
Exchange-Traded Funds: 19.94%

2,197,702	iShares® MSCI Emerging Markets Index Fund	$89,600,311
539,537	SPDR® S&P 500® ETF Trust	90,696,169
	Total Exchange-Traded Funds (Cost $179,941,563)	180,296,480

Par Value
Short-Term Securities: 63.58%
	U.S. Treasury Bills, Discount Notes
$ 50,000,000	0.087%, due 12/19/13(a)	49,998,900
87,500,000	0.073%, due 10/10/13(a)	87,498,403
50,000,000	0.071%, due 11/07/13(a)	49,996,351
50,000,000	0.070%, due 10/24/13(a)	49,997,748
87,500,000	0.065%, due 11/14/13(a)	87,492,995
87,500,000	0.062%, due 12/12/13(a)	87,499,126
75,000,000	0.060%, due 01/09/14(a)	74,999,775
37,497,500	0.015%, due 02/13/14(a)	37,495,925
50,000,000	0.010%, due 02/06/14(a)	49,998,000
	Total Short-Term Securities (Cost $574,946,056)	574,977,223
	Total Investments: 83.52% (Cost $754,887,619)	755,273,703
	Net Other Assets and Liabilities: 16.48%	149,054,087	(b)
	Net Assets: 100.00%	$904,327,790

Percentages are stated as a percent of net assets.

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(b)	Includes cash which is being held as collateral for futures contracts.

Futures Contracts

Description	Position	Contracts	Expiration Date	Value	Unrealized Loss
E-mini S&P 500® Futures	Long	4,360	12/21/13	$364,997,400	$(1,732,010)
				$364,997,400	$(1,732,010)

Investment Abbreviations:

ETF—Exchange Traded Fund

MSCI—Morgan Stanley Capital International

S&P—Standard & Poor’s

SPDR—Standard & Poor’s Depository Receipts

Portfolio of Investments (Note 1)

Forward Total MarketPlus Fund

September 30, 2013 (Unaudited)

Shares		Value (Note 1)
Exchange-Traded Funds: 44.78%
2,930	iShares Russell 3000® Index Fund	$296,340
68,300	Vanguard Short-Term Corporate Bond ETF	5,436,680
180,500	Vanguard Short-Term Government Bond ETF	10,992,451
	Total Exchange-Traded Funds (Cost $16,779,667)	16,725,471

Principal Amount
Agency Pass-Through Securities: 14.30%
Federal Home Loan Mortgage Corp (FHLMC): 4.25%
	FHLMC
$ 1,327	1.500%, 12/01/17(a)	1,327
14,884	1.849%, 06/01/20(a)	15,421
3,735	1.972%, 01/01/26(a)	3,837
74,914	1.994%, 12/01/35(a)	79,477
22,195	2.011%, 10/01/28(a)	23,422
89,953	2.026%, 02/01/36(a)	95,421
82,943	2.030%, 12/01/35(a)	87,902
103,496	2.100%, 08/01/33(a)	108,977
86,855	2.169%, 01/01/37(a)	92,413
10,828	2.205%, 03/01/19(a)	11,089
11,127	2.218%, 11/01/26(a)	11,676
3,988	2.250%, 11/01/22(a)	4,038
38,589	2.250%, 04/01/18(a)	40,319
41,040	2.255%, 09/01/28(a)	43,647
3,075	2.262%, 10/01/22(a)	3,269
3,082	2.263%, 09/01/30(a)	3,285
89,820	2.283%, 07/01/30(a)	95,667
5,586	2.291%, 09/01/27(a)	5,975
5,162	2.314%, 12/01/27(a)	5,495
21,756	2.343%, 02/01/35(a)	22,478
6,130	2.353%, 12/01/27(a)	6,510
32,492	2.369%, 11/01/28(a)	34,552
9,482	2.373%, 02/01/32(a)	10,058
57,751	2.375%, 08/01/35(a)	61,324
11,512	2.375%, 04/01/32(a)	11,770
14,081	2.375%, 08/01/32(a)	14,921
4,487	2.376%, 10/01/32(a)	4,522
20,061	2.392%, 07/01/31(a)	21,423
15,689	2.393%, 05/01/33(a)	16,576
8,428	2.413%, 03/01/33(a)	8,699
7,461	2.423%, 10/01/31(a)	7,524
22,310	2.426%, 02/01/34(a)	23,615
964	2.433%, 03/01/24(a)	966
19,248	2.443%, 02/01/35(a)	19,563

5,072	2.449%, 01/01/24(a)	5,186
30,854	2.459%, 05/01/36(a)	32,974
14,328	2.475%, 06/01/35(a)	14,345
9,867	2.511%, 05/01/35(a)	10,468
19,508	2.514%, 06/01/37(a)	20,802
135,547	2.520%, 03/01/32(a)	144,694
11,545	2.576%, 09/01/36(a)	12,249
14,166	2.582%, 09/01/30(a)	15,124
34,392	2.625%, 02/01/33(a)	36,511
11,057	2.638%, 01/01/37(a)	11,675
7,237	2.832%, 02/01/31(a)	7,721
42,713	2.898%, 01/01/29(a)	45,447
1,979	2.940%, 06/01/19(a)	1,990
54,453	5.631%, 11/01/30(a)	56,998
	FHLMC, Gold
54,769	1.855%, 07/01/29(a)	57,688
5,630	2.125%, 07/01/19(a)	5,764
1,142	2.200%, 03/01/17(a)	1,139
32,390	2.250%, 10/01/26(a)	34,148
16,293	2.257%, 01/01/31(a)	16,365
2,605	2.276%, 12/01/22(a)	2,697
17,302	2.379%, 09/01/30(a)	18,334
3,451	2.521%, 01/01/28(a)	3,694
25,788	2.740%, 10/01/20(a)	26,805
5,174	5.499%, 08/01/24(a)	5,540
		1,585,516
Federal National Mortgage Association (FNMA): 10.05%
	FNMA
3,988	1.277%, 06/01/21(a)	4,001
28,935	1.558%, 01/01/31(a)	30,080
48,197	1.563%, 11/01/40(a)	50,083
7,123	1.563%, 07/01/40(a)	7,421
167,706	1.563%, 06/01/40(a)	174,513
9,471	1.697%, 09/01/33(a)	9,801
8,358	1.729%, 12/01/24(a)	8,521
14,158	1.733%, 03/01/28(a)	14,796
6,910	1.756%, 11/01/33(a)	7,249
17,336	1.780%, 09/01/27(a)	18,108
13,825	1.782%, 11/01/33(a)	14,549
20,263	1.817%, 08/01/33(a)	21,007
16,038	1.843%, 05/01/32(a)	16,753
52,035	1.875%, 10/01/34(a)	54,740
10,338	1.875%, 01/01/20(a)	10,735
22,258	1.889%, 01/01/23(a)	23,424
38,797	1.899%, 01/01/35(a)	40,490
130,167	1.936%, 02/01/33(a)	135,816
52,492	1.978%, 05/01/36(a)	54,412
24,521	1.986%, 01/01/35(a)	26,036
8,531	2.005%, 04/01/18(a)	8,949
44,725	2.005%, 11/01/35(a)	47,500
17,415	2.017%, 11/01/33(a)	18,290
25,386	2.025%, 04/01/36(a)	26,940
67,999	2.030%, 06/01/35(a)	72,087
178,396	2.035%, 06/01/35(a)	185,811
26,761	2.044%, 03/01/36(a)	28,380
13,681	2.046%, 04/01/36(a)	14,505
69,520	2.050%, 05/01/33(a)	72,407
38,216	2.050%, 05/01/35(a)	40,533
100,649	2.050%, 11/01/34(a)	105,843
87,987	2.064%, 05/01/29(a)	88,229

50,703	2.070%, 11/01/35(a)	53,732
8,298	2.078%, 08/01/29(a)	8,756
39,298	2.102%, 02/01/25(a)	41,442
55,667	2.114%, 04/01/36(a)	58,638
127,482	2.136%, 12/01/34(a)	135,227
351,056	2.155%, 11/01/35(a)	366,784
8,192	2.163%, 04/01/18(a)	8,200
51,063	2.176%, 02/01/35(a)	53,692
6,099	2.190%, 11/01/17(a)	6,433
30,309	2.193%, 10/01/32(a)	32,136
114,056	2.210%, 07/01/34(a)	119,984
3,045	2.250%, 09/01/17(a)	3,053
6,437	2.251%, 05/01/32(a)	6,647
85,786	2.258%, 04/01/34(a)	86,794
69,768	2.266%, 07/01/35(a)	73,787
108,507	2.270%, 11/01/34(a)	114,530
39,896	2.272%, 07/01/33(a)	42,334
38,755	2.274%, 04/01/40(a)	41,183
5,015	2.279%, 07/01/29(a)	5,052
7,022	2.309%, 01/01/25(a)	7,327
10,634	2.315%, 10/01/35(a)	11,197
11,880	2.319%, 06/01/32(a)	12,635
31,425	2.328%, 01/01/33(a)	32,977
10,248	2.341%, 07/01/34(a)	11,056
25,134	2.347%, 12/01/35(a)	25,891
45,908	2.359%, 03/01/38(a)	48,676
48,238	2.360%, 07/01/33(a)	48,313
4,453	2.372%, 05/01/33(a)	4,744
118,702	2.372%, 02/01/37(a)	126,289
35,384	2.375%, 10/01/17(a)	35,486
51,622	2.375%, 04/01/32(a)	52,029
12,916	2.386%, 04/01/33(a)	13,647
7,125	2.386%, 04/01/33(a)	7,528
88,547	2.393%, 02/01/33(a)	90,258
28,611	2.444%, 04/01/33(a)	30,297
74,829	2.460%, 07/01/28(a)	79,439
42,982	2.480%, 01/01/33(a)	45,809
55,079	2.481%, 12/01/32(a)	56,382
15,478	2.492%, 09/01/33(a)	16,555
17,064	2.500%, 03/01/35(a)	18,115
11,821	2.506%, 07/01/28(a)	12,612
15,550	2.534%, 12/01/32(a)	16,596
13,224	2.543%, 09/01/39(a)	14,147
38,389	2.587%, 03/01/35(a)	40,678
50,667	2.607%, 01/01/28(a)	54,330
44,879	2.609%, 02/01/35(a)	47,538
13,717	2.630%, 12/01/32(a)	13,871
31,846	2.672%, 12/01/30(a)	34,010
43,340	2.700%, 11/01/34(a)	45,923
6,119	3.142%, 04/01/33(a)	6,504
3,102	3.855%, 10/01/27(a)	3,109
1,532	4.296%, 02/01/18(a)	1,532
		3,755,913
	Total Agency Pass-Through Securities (Cost $5,207,993)	5,341,429

Total Investments: 59.08% (Cost $21,987,660)	$22,066,900
Net Other Assets and Liabilities: 40.92%	15,283,104	(b)
Net Assets: 100.00%	$37,350,004

Percentages are stated as a percent of net assets.

(a)	Interest rate will change at a future date. Interest rate shown reflects the rate in effect at September 30, 2013.
(b)	Includes cash which is being held as collateral for swap contracts.

Total Return Swap Contracts

Counter Party	Reference Entry/Obligation	Fund Pays/Receives	Fund Receives	Termination Date	Notional Amount	Net Unrealized Gain/(Loss)
Credit Suisse	Credit Suisse Tail risk Overlay Protection Strategy	75 Bps	Total Return	01/29/14	$4,000,000	$(58,058)
Goldman Sachs	Russell 3000 Total Return Index	1-month LIBOR plus 29 Bps	Total Return	02/06/14	32,503,596	4,551,653
Total of Total Return Swap Contracts					$36,503,596	$4,493,595

Investment Abbreviations:

Bps—Basis Points

ETF—Exchange-Traded Fund

LIBOR—London Interbank Offered Rate

Portfolio of Investments (Note 1)

Forward U.S. Government Money Fund

September 30, 2013 (Unaudited)

Principal Amount		Value (Note 1)
U.S. Agency Bonds: 8.68%
Federal Farm Credit Bank (FFCB): 3.33%
	Federal Farm Credit Bank, Variable Rate
$ 3,000,000	0.199%, 10/18/13, 04/18/16(a)	$3,000,000
Federal Home Loan Bank (FHLB): 3.62%
	Federal Home Loan Bank
235,000	5.250%, 09/12/14	246,203
	Federal Home Loan Bank
720,000	3.625%, 10/18/13	721,140
	Federal Home Loan Bank
700,000	3.250%, 09/12/14	720,187
	Federal Home Loan Bank
790,000	5.250%, 06/18/14	818,320
	Federal Home Loan Bank
500,000	4.625%, 09/12/14	520,889
	Federal Home Loan Bank
225,000	4.875%, 06/13/14	232,321
		3,259,060
Federal National Mortgage Association (FNMA): 1.73%
	Federal National Mortgage Association
1,555,000	4.625%, 10/15/13	1,557,628
	Total U.S. Agency Bonds (Cost $7,816,688)	7,816,688
Other Commercial Paper: 5.55%
Short-Term Securities: 5.55%
	Westpac Banking Corp., Variable Rate
5,000,000	0.290%, 10/01/13, 11/01/13(a)(b)(c)	5,000,000
	Total Other Commercial Paper (Cost $5,000,000)	5,000,000

Repurchase Agreements: 81.07%
16,000,000	G.X. Clarke & Co., 0.210%, dated 09/30/13 and maturing 10/03/13 with a repurchase amount of $16,000,280, collateralized by several FFCB, FNMA, and U.S. Government Agency Securities with rates ranging from 0.000% to 3.300% and with maturity dates ranging from 03/12/15 to 02/04/28 with a collateral value of $16,321,154.	16,000,000
18,000,000	G.X. Clarke & Co., 0.300%, dated 09/30/13 and maturing 10/04/13 with a repurchase amount of $18,000,600, collateralized by several GNMA Securities with rates ranging from 3.500% to 10.500% and with maturity dates ranging from 10/15/17 to 12/15/42 with a collateral value of $18,364,888.	18,000,000
16,000,000	G.X. Clarke & Co., 0.210%, dated 09/30/13 and maturing 10/02/13 with a repurchase amount of $16,000,187, collateralized by several FFCB Securities with rates ranging from 0.320% to 2.790% and with maturity dates ranging from 03/12/15 to 08/07/20 with a collateral value of $16,323,822.	16,000,000
5,000,000	G.X. Clarke & Co., 0.130%, dated 09/30/13 and maturing 10/01/13 with a repurchase amount of $5,000,018, collateralized by several FFCB Securities with a rate of 0.110% and with a maturity date of 04/13/15 with a collateral value of $5,103,291.	5,000,000
18,000,000	G.X. Clarke & Co., 0.300%, dated 09/30/13 and maturing 10/01/13 with a repurchase amount of $18,000,150, collateralized by several FFCB Securities with rates ranging from 0.320% to 3.300% and with maturity dates ranging from 03/12/15 to 09/11/20 with a collateral value of $18,363,684.	18,000,000
	Total Repurchase Agreements (Cost $73,000,000)	73,000,000
	Total Investments: 95.30% (Cost $85,816,688)	85,816,688
	Net Other Assets and Liabilities: 4.70%	4,234,609
	Net Assets: 100.00%	$90,051,297

Percentages are stated as a percent of net assets.

(a)	Interest rate will change at a future date. Interest rate shown reflects the rate in effect at September 30, 2013. The first maturity date shown is the next interest rate change date. The second maturity date shown is the final legal maturity.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $5,000,000, representing 5.55% of net assets.
(c)	Rate shown represents the bond equivalent yield to maturity at date of purchase.

Investment Abbreviations:

GNMA—Government National Mortgage Association

Portfolio of Investments (Note 1)

Forward Balanced Allocation Fund

September 30, 2013 (Unaudited)

Shares		Allocation	Value (Note 1)
Affiliated Investment Companies: 96.11%
99,459	Forward Commodity Long/Short Strategy Fund—Class Z	6.95%	$2,162,241
350,354	Forward EM Corporate Debt Fund—Institutional Class	10.47%	3,258,293
80,968	Forward Frontier Strategy Fund—Class Z	2.97%	923,845
156,291	Forward High Yield Bond Fund—Class Z	5.17%	1,608,239
768,376	Forward International Dividend Fund—Institutional Class	19.59%	6,100,903
34,440	Forward International Real Estate Fund—Institutional Class	1.79%	555,861
559,350	Forward Investment Grade Fixed-Income Fund—Class Z	20.00%	6,225,560
79,543	Forward Managed Futures Strategy Fund—Class Z	5.15%	1,602,789
29,025	Forward Real Estate Fund—Institutional Class	1.28%	398,805
117,634	Forward Select EM Dividend Fund—Institutional Class	8.45%	2,629,109
61,979	Forward Select Income Opportunity Fund—Institutional Class	4.97%	1,548,238
85,187	Forward Total MarketPlus Fund—Class Z	9.32%	2,901,476
	Total Affiliated Investment Companies (Cost $28,676,280)		29,915,359
	Total Investments: 96.11% (Cost $28,676,280)		29,915,359
	Net Other Assets and Liabilities: 3.89%		1,210,754
	Net Assets: 100.00%		$31,126,113

Percentages are stated as a percent of net assets.

Portfolio of Investments (Note 1)

Forward Growth Allocation Fund

September 30, 2013 (Unaudited)

Shares		Allocation	Value (Note 1)
Affiliated Investment Companies: 96.71%
50,589	Forward Commodity Long/Short Strategy Fund—Class Z	2.58%	$1,099,797
157,395	Forward EM Corporate Debt Fund—Institutional Class	3.43%	1,463,770
190,065	Forward Frontier Strategy Fund—Class Z	5.08%	2,168,642
68,615	Forward High Yield Bond Fund—Class Z	1.65%	706,051
1,701,939	Forward International Dividend Fund—Institutional Class	31.67%	13,513,396
108,238	Forward International Real Estate Fund—Institutional Class	4.09%	1,746,959
238,587	Forward Investment Grade Fixed-Income Fund—Class Z	6.22%	2,655,473
107,246	Forward Managed Futures Strategy Fund—Class Z	5.06%	2,161,008
109,631	Forward Real Estate Fund—Institutional Class	3.53%	1,506,328
254,720	Forward Select EM Dividend Fund—Institutional Class	13.34%	5,692,994
86,770	Forward Select Income Opportunity Fund—Institutional Class	5.08%	2,167,527
187,560	Forward Total MarketPlus Fund—Class Z	14.98%	6,388,281
	Total Affiliated Investment Companies (Cost $39,924,680)		41,270,226
	Total Investments: 96.71% (Cost $39,924,680)		41,270,226
	Net Other Assets and Liabilities: 3.29%		1,404,925
	Net Assets: 100.00%		$42,675,151

Percentages are stated as a percent of net assets.

Portfolio of Investments (Note 1)

Forward Growth & Income Allocation Fund

September 30, 2013 (Unaudited)

Shares		Allocation	Value (Note 1)
Affiliated Investment Companies: 95.98%
115,771	Forward Commodity Long/Short Strategy Fund—Class Z	7.02%	$2,516,866
243,889	Forward EM Corporate Debt Fund—Institutional Class	6.33%	2,268,171
129,018	Forward Frontier Strategy Fund—Class Z	4.11%	1,472,094
108,793	Forward High Yield Bond Fund—Class Z	3.12%	1,119,479
1,189,724	Forward International Dividend Fund—Institutional Class	26.37%	9,446,407
32,556	Forward International Real Estate Fund—Institutional Class	1.47%	525,456
384,921	Forward Investment Grade Fixed-Income Fund—Class Z	11.96%	4,284,173
87,711	Forward Managed Futures Strategy Fund—Class Z	4.93%	1,767,380
46,754	Forward Real Estate Fund—Institutional Class	1.79%	642,402
181,476	Forward Select EM Dividend Fund—Institutional Class	11.32%	4,055,995
71,890	Forward Select Income Opportunity Fund—Institutional Class	5.01%	1,795,810
132,025	Forward Total MarketPlus Fund—Class Z	12.55%	4,496,772
	Total Affiliated Investment Companies (Cost $33,063,864)		34,391,005
	Total Investments: 95.98% (Cost $33,063,864)		34,391,005
	Net Other Assets and Liabilities: 4.02%		1,442,115
	Net Assets: 100.00%		$35,833,120

Percentages are stated as a percent of net assets.

Portfolio of Investments (Note 1)

Forward Income Builder Fund

September 30, 2013 (Unaudited)

Shares		Allocation	Value (Note 1)
Affiliated Investment Companies: 96.88%
500,869	Forward EM Corporate Debt Fund—Institutional Class	24.09%	$4,658,083
309,184	Forward High Yield Bond Fund—Class Z	16.45%	3,181,507
599,925	Forward International Dividend Fund—Institutional Class	24.63%	4,763,408
65,478	Forward Select EM Dividend Fund—Institutional Class	7.57%	1,463,443
192,152	Forward Select Income Fund—Institutional Class	24.14%	4,667,360
	Total Affiliated Investment Companies (Cost $18,370,652)		18,733,801
	Total Investments: 96.88% (Cost $18,370,652)		18,733,801
	Net Other Assets and Liabilities: 3.12%		602,659
	Net Assets: 100.00%		$19,336,460

Percentages are stated as a percent of net assets.

Portfolio of Investments (Note 1)

Forward Income & Growth Allocation Fund

September 30, 2013 (Unaudited)

Shares		Allocation	Value (Note 1)
Affiliated Investment Companies: 96.01%
48,504	Forward Commodity Long/Short Strategy Fund—Class Z	5.33%	$1,054,474
318,204	Forward EM Corporate Debt Fund—Institutional Class	14.95%	2,959,297
95,521	Forward Emerging Markets Fund—Institutional Class	5.16%	1,021,120
35,435	Forward Frontier Strategy Fund—Class Z	2.04%	404,316
136,605	Forward High Yield Bond Fund—Class Z	7.10%	1,405,666
305,811	Forward International Dividend Fund—Institutional Class	12.26%	2,428,136
30,628	Forward International Real Estate Fund—Institutional Class	2.50%	494,341
495,808	Forward Investment Grade Fixed-Income Fund—Class Z	27.87%	5,518,339
52,176	Forward Managed Futures Strategy Fund—Class Z	5.31%	1,051,350
32,612	Forward Real Estate Fund—Institutional Class	2.26%	448,085
40,000	Forward Select Income Opportunity Fund—Institutional Class	5.05%	999,200
35,939	Forward Total MarketPlus Fund—Class Z	6.18%	1,224,074
	Total Affiliated Investment Companies (Cost $18,051,774)		19,008,398
	Total Investments: 96.01% (Cost $18,051,774)		19,008,398
	Net Other Assets and Liabilities: 3.99%		789,112
	Net Assets: 100.00%		$19,797,510

Percentages are stated as a percent of net assets.

Portfolio of Investments (Note 1)

Forward Multi-Strategy Fund

September 30, 2013 (Unaudited)

Shares		Allocation	Value (Note 1)
Affiliated Investment Companies: 99.59%
4,249	Forward Commodity Long/Short Strategy Fund—Class Z	0.50%	$92,369
68,259	Forward Dynamic Income Fund—Institutional Class	9.09%	1,680,540
270,796	Forward Emerging Markets Fund—Institutional Class	15.65%	2,894,806
52,930	Forward Endurance Long/Short Fund—Institutional Class	8.35%	1,543,968
116,961	Forward Frontier Strategy Fund—Class Z	7.21%	1,334,522
21,724	Forward Global Infrastructure Fund—Institutional Class	2.55%	471,637
333,786	Forward International Dividend Fund—Institutional Class	14.33%	2,650,264
19,116	Forward International Real Estate Fund—Institutional Class	1.67%	308,529
35,807	Forward International Small Companies Fund—Institutional Class	3.23%	596,547
26,495	Forward Managed Futures Strategy Fund—Class Z	2.89%	533,866
69,445	Forward Real Estate Long/Short Fund—Institutional Class	10.79%	1,995,154
31,086	Forward Select Income Fund—Institutional Class	4.08%	755,078
50,660	Forward Select Income Opportunity Fund—Institutional Class	6.84%	1,265,492
89,869	Forward Tactical Enhanced Fund—Institutional Class	12.41%	2,295,256
	Total Affiliated Investment Companies (Cost $18,209,723)		18,418,028
	Total Investments: 99.59% (Cost $18,209,723)		18,418,028
	Net Other Assets and Liabilities: 0.41%		74,916
	Net Assets: 100.00%		$18,492,944

Percentages are stated as a percent of net assets.

Forward Funds

Notes to Schedule of Portfolio of Investments (Unaudited)

September 30, 2013

1. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

Use of Estimates: The preparation of Portfolio of Investments in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the Portfolio of Investments during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Portfolio of Investments may differ from the value the Funds ultimately realize upon sale of the securities. The Portfolio of Investments have been prepared as of the close of the New York Stock Exchange (“NYSE”) on September 30, 2013.

Portfolio Valuation: Portfolio securities or contracts that are listed or traded on a national securities exchange, contract market or over-the-counter market and that are freely transferable are valued at the last reported sale price or a market’s official closing price on the valuation day, If there have been no sales that day, such securities or contracts are valued at the average of the last reported bid and ask price on the valuation day for long positions or ask prices for short positions. If no bid or ask prices are quoted before closing, such securities or contracts are valued at either the last available sale price or at fair value in accordance with procedures established by, and under the general supervision of, the Board of Trustees.

Debt securities that have an original maturity date of more than 60 days or that are credit impaired for which market data is readily available, are valued on the basis of the average of the latest bid and ask price. Debt securities that mature in 60 days or less and that are not credit impaired, are valued at amortized cost, which approximates fair value, if their original maturity was 365 days or less, (unless the Board of Trustees determines that this method does not represent fair value).

Investments held by the Forward U.S. Government Money Fund are valued using the amortized cost method of valuation permitted in accordance with meeting certain conditions and regulations set forth under Rule 2a-7 of the 1940 Act. Under the amortized cost method, an investment is valued at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the investment.

The Funds’ independent pricing vendors (approved by the Board of Trustees) use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing vendors may utilize a market-based approach through which quotes from market makers are used to determine market value. In instances where sufficient market activity may not exist or is limited, the pricing vendors may also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the value.

In the event valuation information is not available from the Funds’ independent pricing vendors for a security held by a Fund, such security may be valued by alternate pricing methods, including the use of quotations obtained from dealers that make markets in such securities, or otherwise determined based on the fair value of such securities. Because long-term bonds and lower-rated bonds tend to be less liquid, their values may be determined based on alternate or fair valuation methods (approved by the Board of Trustees) more frequently than portfolio holdings that are more frequently traded or that have relatively higher credit ratings.

If the Funds’ independent pricing vendors do not provide valuation information for swap contracts or structured notes held by a Fund, such swap contracts and structured notes may be valued by Forward Management, LLC, the Investment Advisor of the Funds (the “Advisor” or “Forward Management”) based on information from the structuring firm or issuer.

Futures and options on futures contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or comparable over-the-counter market and that are freely transferable are valued at their closing settlement price on the exchange on which they are primarily traded or based upon the current settlement price for a like instrument acquired on the day on which the instrument is being valued. A settlement price may not be used if the market makes a limit move with respect to a particular commodity. Over-the-counter futures and options on futures contracts for which market quotations are readily available are valued based on quotes received from independent pricing vendors or one or more dealers that make markets in such securities. If market quotes are not available from an independent pricing vendor or dealers, over-the-counter futures and options on futures contracts are valued using fair valuation methodologies.

Forward Funds

Notes to Schedule of Portfolio of Investments (Unaudited)

September 30, 2013

Options on securities and options on indices are valued using the last quoted sale price as of the close of the securities or commodities exchange on which they are traded. Certain investments including options may trade in the over-the-counter market and generally are valued based on quotes received from independent pricing vendors or one or more dealers that make markets in such securities.

Portfolio securities that are primarily traded on foreign securities exchanges are generally valued at the last reported trade or closing price of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair value of those securities is determined in good faith through consideration of other factors in accordance with procedures established by, and under the general supervision of, the Board of Trustees. Certain Funds will use a fair valuation model provided by independent pricing vendors, which is intended to reflect fair value when a security’s value is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day of the NYSE. The Funds’ valuation procedures set forth certain triggers that instruct when to use the fair valuation model. The value assigned to a security by the fair valuation model is a determination of fair value made under the Funds’ valuation procedures and under the supervision of the Board of Trustees. In such a case, a Fund’s value for a security may be different from the last sales price (or the latest closing price) and there is no guarantee that a fair valued security will be sold at the price at which a Fund is valuing the security.

Forward currency exchange contracts have a market value determined by the prevailing foreign currency exchange daily rates and current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing vendor. Foreign exchange rates and forward foreign currency exchange rates may generally be obtained at the close of the NYSE, normally 4:00 p.m. Eastern Time.

Redeemable securities issued by open-end registered investment companies and offshore affiliated subsidiaries are valued at the investment company’s or subsidiary’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

All other securities and other assets are carried at their fair value as determined in good faith using methodologies approved by the Board of Trustees. The valuation methodologies include, but are not limited to, the analysis of the effect of any restrictions on the sale of the security, product development and trends of the security’s issuer, changes in the industry and other competing companies, significant changes in the issuer’s financial position and any other event that could have a significant impact on the value of the security.

Securities Transactions and Investment Income: Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales of securities are determined by the identified cost method. Interest income, adjusted for accretion of discounts and amortization of premiums, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as a Fund is informed of such dividends in the exercise of reasonable diligence. If applicable, any foreign capital gains taxes are accrued, net of unrealized gains, and are payable upon the sale of such investments.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE, normally 4:00 p.m. Eastern Time. The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed.

Collateralized Debt Obligations: Certain Funds may invest in collateralized debt obligations (“CDOs”), which include collateralized loan obligations (“CLOs”) and other similarly structured securities. CLOs are a type of asset-backed security. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate

Forward Funds

Notes to Schedule of Portfolio of Investments (Unaudited)

September 30, 2013

corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses. For CDOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CDO trust typically has a higher rating and lower yield than its underlying securities and can be rated investment grade. Despite the protection from the equity tranche, CDO senior tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CDO securities as a class. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. Normally, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Funds as illiquid securities; however, an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions under the Securities Act of 1933. In addition to the normal risks associated with fixed income securities (e.g., interest rate risk and default risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Funds may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Commodity-Linked Notes: Certain Funds may invest in commodity-linked notes, which are derivative debt instruments whose principal and/or interest payments are linked to the price movement of a commodity, commodity index or commodity futures or option contract. The value of these notes will rise and fall in response to changes in the underlying commodity or related index or investment. These notes are often leveraged, increasing the volatility of each note’s value relative to the change in the underlying linked index. Commodity index-linked investments may be more volatile and less liquid than the underlying index, and their value may be affected by the performance of the commodities as well as other factors, including liquidity, quality, maturity and other economic variables. Commodity-linked notes are typically issued by a bank or other financial institution and are sometimes referred to as structured notes because the terms of the notes may be structured by the issuer and the purchaser of the notes to accommodate the specific investment requirements of the purchaser.

Exchange-Traded Funds (“ETFs”): Certain Funds may invest in ETFs, which are funds whose shares are traded on a national exchange. ETFs may be based on underlying equity or fixed income securities, as well as commodities or currencies. ETFs do not sell individual shares directly to investors and only issue their shares in large blocks known as “creation units.” The investor purchasing a creation unit then sells the individual shares on a secondary market. Although similar diversification benefits may be achieved through an investment in another investment company, ETFs generally offer greater liquidity and lower expenses. Because an ETF incurs its own fees and expenses, shareholders of a Fund investing in an ETF will indirectly bear those costs. Such Funds will also incur brokerage commissions and related charges when purchasing or selling shares of an ETF. Unlike typical investment company shares, which are valued once daily, shares in an ETF may be purchased or sold on a securities exchange throughout the trading day at market prices that are generally close to the net asset value of the ETF.

Foreign Securities: Certain Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Forward Commitments: Certain Funds may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (i.e., “when-issued,” “delayed-delivery,” “forward commitment,” or “TBA transactions”) consistent with a Fund’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by a Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future or after a period longer than the customary settlement period for that type of security. No interest will be earned by a Fund on such purchases until the securities are delivered; however, the market value may change prior to delivery.

Forward Funds

Notes to Schedule of Portfolio of Investments (Unaudited)

September 30, 2013

Each Fund may enter into to-be-announced (“TBA”) sale commitments to hedge its positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, an equivalent deliverable security or an offsetting TBA purchase commitment deliverable on or before the sale commitment date are held as “cover” for the transaction.

Unsettled TBA sale (purchase) commitments are valued at the current market value of the underlying securities, according to the procedures described under “Portfolio Valuation” above. The contract is adjusted to market value daily, and the change in market value is recorded by the Fund as an unrealized gain or loss. If the TBA sale (purchase) commitment is closed through the acquisition of an offsetting purchase (sale) commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

Government-Sponsored Enterprises (“GSEs”): Certain Funds may invest in GSEs. Certain GSEs (such as Freddie Mac, Fannie Mae, and FHLB), although sponsored or chartered by the U.S. Government, are not funded by the U.S. Government, and the securities they issue are not guaranteed by the U.S. Government. GSE debt is generally considered to be of high credit quality due to the implied backing of the U.S. Government, but ultimately it is the sole obligation of its issuer. For that reason, securities issued by GSEs are considered to carry somewhat greater credit risk than securities issued by the U.S. Treasury or government agencies that carry the full faith and credit of the U.S. Government.

Inflation-Indexed Bonds: Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income, even though investors do not receive their principal until maturity.

Master Limited Partnerships (“MLPs”): Certain Funds may invest in MLPs, which are limited partnerships in which ownership units are publicly traded. MLPs often own interests in properties or businesses that are related to the oil and gas industries, although MLPs may invest in other types of investments. Generally, an MLP is operated under the supervision of one or more managing general partners. Limited partners (such as a Fund investing in an MLP) are not involved in the day-to-day management of the partnership.

Investments in MLPs are generally subject to many of the risks that apply to partnerships. For example, holders of the units of MLPs may have limited control and limited voting rights on matters affecting the partnership. There may be fewer corporate protections afforded investors in an MLP than investors in a corporation, and conflicts of interest may exist among unit holders and the general partner of an MLP. MLPs that concentrate in a particular industry or region are subject to risk associated with such industry or region. Investments held by MLPs may be illiquid. MLP unit prices may be more volatile than securities of larger or more broadly based companies.

Unlike most corporations, MLPs do not pay income tax but instead pass through their taxable income to unit holders who are required to report their allocable share of an MLP’s taxable income. An MLP’s distribution to unit holders may exceed the unit holder’s share of the MLP’s taxable income, and a portion of the distribution may represent a return of capital. If a Fund invests in an MLP that makes a return of capital, a portion of the Fund’s distribution to shareholders may also represent a return of capital.

Mortgage-Related and Other Asset-Backed Securities: Certain Funds may invest in mortgage-related and other asset-backed securities. A mortgage-backed security, which represents an interest in a pool of assets such as mortgage loans, will mature when all the mortgages in the pool mature or are paid. Therefore, mortgage-backed securities do not have a fixed maturity, and their expected maturities may vary when interest rates rise or fall.

Mortgage-backed securities are subject to extension risk, which is the risk that a Fund that holds mortgage-backed securities may exhibit additional volatility during periods of rising interest rates. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. In addition, mortgage-backed securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because a Fund will have to reinvest that money at the lower prevailing interest rates.

Forward Funds

Notes to Schedule of Portfolio of Investments (Unaudited)

September 30, 2013

A Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. Asset-backed securities present credit risks that are not presented by mortgage-backed securities because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, a Fund will be unable to possess and sell the underlying collateral and that a Fund’s recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, a Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.

Portfolio of Investments: The investment categories used in this report may differ from the industry classification categories used for determining compliance with industry concentration restrictions and requirements applicable to each of the Funds.

Real Estate Investment Trusts (“REITs”): Certain Funds may invest a portion of their assets in REITs and are subject to certain risks associated with direct investments in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareowners, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time. There is no guarantee that the REITs held by the Funds will continue to pay dividends. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the “Code”), or its failure to maintain exemption from registration under the 1940 Act.

Repurchase Agreements: Certain Funds may enter into repurchase agreements (agreements to purchase securities—generally securities of the U.S. Government, its agencies or instrumentalities—subject to the seller’s agreement to repurchase them at a specified time and price) with well established dealers or institutions that Forward Management, or the appropriate sub-advisor has determined to be creditworthy. Repurchase agreements subject the Fund to counterparty risk, meaning that a fund could lose money if the other party fails to perform under the terms of the agreement. The Fund mitigates this risk by ensuring that the Fund’s repurchase agreements are fully collateralized by cash or U.S. government and agency securities. It is the Funds’ policy to take possession of the underlying securities, held in safekeeping at the Fund’s custodian or designated sub-custodians for tri-party repurchase agreements, as collateral and, on a daily basis, mark-to-market such securities to ensure that the market value including accrued interest is at least equal to the amount owed to the Funds under each repurchase agreement. As of September 30, 2013, the Forward U.S. Government Money Fund held repurchase agreements and has disclosed the details in the Portfolio of Investments. No other Funds held repurchase agreements at September 30, 2013.

Short Sales: Certain Funds may sell securities short. Short sales are transactions in which a Fund sells a security that it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, a Fund must borrow the security to deliver to the buyer. The Fund is then obligated to replace the security borrowed by purchasing it in the open market at some later date. The Fund bears the risk of a loss if the market price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in value between those dates. There can be no assurance that securities necessary to cover a short position will be available for purchase. All short sales must be fully collateralized. The Fund maintains collateral consisting of cash, U.S. Government securities or other liquid assets in an amount at least equal to the market value of their respective short positions. The Fund is liable for any dividends or interest payable on securities while those securities are in a short position. The Fund typically intends to hold securities sold short for the short term; therefore, they are excluded from the purchase and sales of investments. As of September 30, 2013, the Forward Credit Analysis Long/Short Fund, the Forward Endurance Long/Short Fund, and the Forward Real Estate Long/Short Fund held securities sold short with a market value of $204,723,812, $938,025 and $7,402,570, respectively. No other Funds held securities sold short at September 30, 2013.

Stripped Mortgage-Backed Securities: Certain Funds may invest in stripped mortgage-backed securities that are derivative multiple-class mortgage-backed securities. Stripped mortgage-backed securities usually have two classes that receive different proportions of interest and principal distributions on a pool of mortgage assets. Typically, one class will receive some of the interest and most of the principal, while the other class will receive most of the interest and the remaining principal. In extreme cases, one class will receive all of the interest (“interest only” or “IO” class) while the other class will receive the entire principal (“principal only” or “PO” class). The cash flow and yields on IOs and POs are extremely sensitive to the rate

Forward Funds

Notes to Schedule of Portfolio of Investments (Unaudited)

September 30, 2013

of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. Slower than anticipated prepayments of principal may adversely affect the yield to maturity of a PO. The yields and market risk of IO and PO stripped mortgage-backed securities may be more volatile than those of other fixed income securities, including traditional mortgage-backed securities.

Structured Notes: Certain Funds may invest in structured notes, which are debt obligations that also contain an embedded derivative component with characteristics that adjust the obligation’s risk/return profile. Generally, the performance of a structured note will track that of the underlying debt obligation and the derivative embedded within it. The Fund has the right to receive periodic interest payments from the issuer of the structured notes at an agreed-upon interest rate and a return of the principal at the maturity date.

Structured notes are typically privately negotiated transactions between two or more parties. The Fund also bears the risk that the issuer of the structured note will default or become bankrupt. The Fund bears the risk of the loss of its principal investment and periodic interest payments expected to be received for the duration of its investment in the structured notes.

In the case of structured notes on credit default swaps, the Fund is also subject to the credit risk of the corporate credits underlying the credit default swaps. If one of the underlying corporate credits defaults, the Fund may receive the security that has defaulted, or alternatively a cash settlement may occur, and the Fund’s principal investment in the structured note would be reduced by the corresponding face value of the defaulted security.

A highly liquid secondary market may not exist for the structured notes a Fund may invest in, and there can be no assurance that a highly liquid secondary market will develop. The lack of a highly liquid secondary market may make it difficult for a Fund to sell the structured notes it holds at an acceptable price or accurately value such notes. The market for structured notes may be, or suddenly can become, illiquid. The other parties to the transaction may be the only investors with sufficient understanding of the derivative to be interested in bidding for it. Changes in liquidity may result in significant, rapid, and unpredictable changes in the prices for structured notes. In certain cases, a market price for a credit-linked security may not be available.

When-Issued and Delayed-Delivery Transactions: Certain Funds may purchase securities on a when-issued or delayed-delivery basis. A Fund will engage in when-issued and delayed-delivery transactions only for the purpose of acquiring portfolio securities consistent with its investment objective and policies and not for investment leverage. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield and thereby involve a risk that the yield obtained in the transaction will be less than that available in the market when delivery takes place. A Fund will not pay for such securities or start earning interest on them until they are received. When a Fund agrees to purchase securities on a when-issued basis, the custodian will set aside in a segregated account cash or liquid securities equal to the amount of the commitment. Securities purchased on a when-issued basis are recorded as an asset and are subject to changes in value based upon changes in the value of the security or general level of interest rates. In when-issued and delayed-delivery transactions, a Fund relies on the seller to complete the transaction; the seller’s failure to do so may cause a Fund to miss an advantageous price or yield.

Fair Value Measurements: A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1—Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date.

Forward Funds

Notes to Schedule of Portfolio of Investments (Unaudited)

September 30, 2013

Level 2—Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability. The Board of Trustees has approved independent pricing vendors that calculate fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.

Level 3—Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value each Fund’s investments as of September 30, 2013:

Investments in Securities	Level 1	Level 2	Level 3	Total
Forward Commodity Long/Short Strategy Fund
Agency Pass-Through Securities(a)	—	$33,611,653	—	$33,611,653
Asset-Backed Securities	—	1,252,103	—	1,252,103
Collateralized Mortgage Obligations(a)	—	2,677,574	—	2,677,574
Corporate Bonds(a)	—	20,543,115	—	20,543,115
Municipal Bonds	—	6,381,049	—	6,381,049
U.S. Treasury Bonds & Notes	—	20,948,312	—	20,948,312

Total	—	$85,413,806	—	$85,413,806

Forward Credit Analysis Long/Short Fund
Corporate Bonds(a)	—	$4,045,000	—	$4,045,000
Municipal Bonds(a)	—	518,878,193	—	518,878,193

Total	—	$522,923,193	—	$522,923,193

Forward Dynamic Income Fund
Common Stocks(a)	$1,095,829	—	—	$1,095,829
Preferred Stocks(a)	71,001	—	—	71,001

Total	$1,166,830	—	—	$1,166,830

Forward EM Corporate Debt Fund
Common Stocks(a)	$3,514,639	—	—	$3,514,639
Foreign Government Obligations(a)	—	$18,364,173	—	18,364,173
Asset-Backed Securities(a)	—	17,028,049	—	17,028,049
Convertible Corporate Bonds(a)	—	3,538,000	—	3,538,000
Corporate Bonds(a)	—	307,741,504	—	307,741,504
Credit-Linked Notes(a)	—	15,076,343	—	15,076,343

Total	$3,514,639	$361,748,069	—	$365,262,708

Forward Funds

Notes to Schedule of Portfolio of Investments (Unaudited)

September 30, 2013

Forward Emerging Markets Fund
Common Stocks(a)	$10,647,934	—	—	$10,647,934

Total	$10,647,934	—	—	$10,647,934

Forward Endurance Long/Short Fund
Common Stocks(a)	$4,028,640	—	—	$4,028,640

Total	$4,028,640	—	—	$4,028,640

Forward Frontier Strategy Fund
Exchange-Traded Funds	$3,856,225	—	—	$3,856,225
Agency Pass-Through Securities(a)	—	$27,754,499	—	27,754,499
Asset-Backed Securities	—	751,524	—	751,524
Corporate Bonds(a)	—	16,446,262	—	16,446,262
Municipal Bonds	—	5,211,868	—	5,211,868
U.S. Treasury Bonds & Notes	—	16,222,529	—	16,222,529

Total	$3,856,225	$66,386,682	—	$70,242,907

Forward Global Dividend Fund
Common Stocks(a)	$19,228,099	—	—	$19,228,099
Convertible Preferred Stocks(a)	294,874	—	—	294,874
Agency Pass-Through Securities(a)	—	$44,428	—	44,428
Collateralized Mortgage Obligations(a)	—	353,906	—	353,906

Total	$19,522,973	$398,334	—	$19,921,307

Forward Global Infrastructure Fund
Common Stocks(a)	$87,076,962	—	—	$87,076,962

Total	$87,076,962	—	—	$87,076,962

Forward High Yield Bond Fund
Corporate Bonds(a)	—	$161,565,236	—	$161,565,236
Municipal Bonds	—	1,032,220	—	1,032,220

Total	—	$162,597,456	—	$162,597,456

Forward International Dividend Fund
Common Stocks(a)	$257,050,283	—	—	$257,050,283
Convertible Preferred Stocks(a)	107,685	—	—	107,685
Loan Participation Notes(a)	—	$1,998,599	—	1,998,599
Warrants(a)	—	171,840	—	171,840
Agency Pass-Through Securities(a)	—	519,446	—	519,446
Collateralized Mortgage Obligations(a)	—	5,772,101	—	5,772,101
Corporate Bonds(a)	—	1,961,091	—	1,961,091

Total	$257,157,968	$10,423,077	—	$267,581,045

Forward Funds

Notes to Schedule of Portfolio of Investments (Unaudited)

September 30, 2013

Forward International Real Estate Fund
Common Stocks(a)	$141,336,512	—	—	$141,336,512
Rights(a)	—	—	—	—

Total	$141,336,512	—	—	$141,336,512

Forward International Small Companies Fund
Common Stocks
Japan	$52,239,973	$99,700	—	$52,339,673
Other(a)	130,846,502	—	—	130,846,502
Exchange-Traded Funds(a)	8,870,870	—	—	8,870,870
Preferred Stocks(a)	2,276,750	—	—	2,276,750

Total	$194,234,095	$99,700	—	$194,333,795

Forward Investment Grade Fixed-Income Fund
Agency Pass-Through Securities(a)	—	$1,724,395	—	$1,724,395
Asset-Backed Securities	—	1,640,101	$8,533	1,648,634
Collateralized Mortgage Obligations	—	1,038,215	304,773	1,342,988
Corporate Bonds
Industrial-Other	—	—	59,083	59,083
Other(a)	—	4,947,780	—	4,947,780
Foreign Government Obligations	—	1,037,952	—	1,037,952
Municipal Bonds	—	1,094,252	—	1,094,252
U.S. Government Agency Securities(a)	—	14,874,117	—	14,874,117

Total	—	$26,356,812	$372,389	$26,729,201

Forward Managed Futures Strategy Fund
Exchange-Traded Funds	$6,480,670	—	—	$6,480,670

Total	$6,480,670	—	—	$6,480,670

Forward Real Estate Fund
Common Stocks(a)	$44,044,552	—	—	$44,044,552

Total	$44,044,552	—	—	$44,044,552

Forward Real Estate Long/Short Fund
Common Stocks(a)	$76,270,458	—	—	$76,270,458
Exchange-Traded Funds	345,450	—	—	345,450
Convertible Preferred Stocks(a)	1,329,350	—	—	1,329,350

Forward Funds

Notes to Schedule of Portfolio of Investments (Unaudited)

September 30, 2013

Preferred Stocks(a)	7,149,225	—	—	7,149,225
Rights	—	—	—	—
Options Purchased	134,016	—	—	134,016
Corporate Bonds(a)	—	$420,225	—	420,225

Total	$85,228,499	$420,225	—	$85,648,724

Forward Select EM Dividend Fund
Common Stocks(a)	$56,292,705	—	—	$56,292,705
Loan Participation Notes(a)	—	$527,120	—	527,120
Collateralized Mortgage Obligations(a)	—	1,958,478	—	1,958,478

Total	$56,292,705	$2,485,598	—	$58,778,303

Forward Select Income Fund
Common Stocks
REITs-Apartments	$54,441,759	—	—	$54,441,759
REITs-Diversified	108,147,315	—	—	108,147,315
REITs-Health Care	49,663,733	—	—	49,663,733
REITs-Hotels	86,098,000	—	—	86,098,000
REITs-Mortgage	6,534,451	—	—	6,534,451
REITs-Office Property	77,080,150	—	—	77,080,150
REITs-Residential	3,779,100	$10,055,000	—	13,834,100
REITs-Shopping Centers	53,865,038	—	—	53,865,038
REITs-Warehouse/Industrial	73,096,130	—	—	73,096,130
Other(a)	16,058,780	—	—	16,058,780
Limited Partnerships(a)	8,137,440	—	—	8,137,440
Convertible Preferred Stocks(a)	110,603,858	—	—	110,603,858
Preferred Stocks(a)	1,017,141,172	—	—	1,017,141,172
Warrants	—	—	—	—
Options Purchased	574,390	—	—	574,390
Corporate Bonds(a)	—	101,153,503	—	101,153,503

Total	$1,665,221,316	$111,208,503	—	$1,776,429,819

Forward Select Income Opportunity Fund
Common Stocks(a)	$2,942,387	—	—	$2,942,387
Limited Partnerships(a)	154,560	—	—	154,560
Preferred Stocks(a)	1,459,348	—	—	1,459,348
Warrants	—	—	—	—
Corporate Bonds(a)	—	$319,050	—	319,050

Total	$4,556,295	$319,050	—	$4,875,345

Forward Funds

Notes to Schedule of Portfolio of Investments (Unaudited)

September 30, 2013

Forward Small Cap Equity Fund
Common Stocks(a)	$33,684,839	—	—	$33,684,839
Affiliated Investment Companies	350,051	—	—	350,051

Total	$34,034,890	—	—	$34,034,890

Forward Tactical Growth Fund
Exchange-Traded Funds	$180,296,480	—	—	$180,296,480
Short-Term Securities	—	$574,977,223	—	574,977,223

Total	$180,296,480	$574,977,223	—	$755,273,703

Forward Total MarketPlus Fund
Exchange-Traded Funds	$16,725,471	—	—	$16,725,471
Agency Pass-Through Securities(a)	—	$5,341,429	—	5,341,429

Total	$16,725,471	$5,341,429	—	$22,066,900

Forward U.S. Government Money Fund
U.S. Agency Bonds(a)	—	$7,816,688	—	$7,816,688
Other Commercial Paper(a)	—	5,000,000	—	5,000,000
Repurchase Agreements	—	73,000,000	—	73,000,000

Total	—	$85,816,688	—	$85,816,688

Forward Balanced Allocation Fund
Affiliated Investment Companies	$29,915,359	—	—	$29,915,359

Total	$29,915,359	—	—	$29,915,359

Forward Growth & Income Allocation Fund
Affiliated Investment Companies	$34,391,005	—	—	$34,391,005

Total	$34,391,005	—	—	$34,391,005

Forward Growth Allocation Fund
Affiliated Investment Companies	$41,270,226	—	—	$41,270,226

Total	$41,270,226	—	—	$41,270,226

Forward Income & Growth Allocation Fund
Affiliated Investment Companies	$19,008,398	—	—	$19,008,398

Total	$19,008,398	—	—	$19,008,398

Forward Income Builder Fund
Affiliated Investment Companies	$18,733,801	—	—	$18,733,801

Total	$18,733,801	—	—	$18,733,801

Forward Funds

Notes to Schedule of Portfolio of Investments (Unaudited)

September 30, 2013

Forward Multi-Strategy Fund
Affiliated Investment Companies	$18,418,028	—	—	$18,418,028

Total	$18,418,028	—	—	$18,418,028

(a)	For detailed descriptions of sector, industry, country, or state, see the accompanying Portfolio of Investments.

Other Financial Instruments(a)	Level 1	Level 2	Level 3	Total
Forward Commodity Long/Short Strategy Fund
Assets
Total Return Swap Contracts	—	$1,760,489	—	$1,760,489

Total	—	$1,760,489	—	$1,760,489

Forward Credit Analysis Long/Short Fund
Liabilities
Securities Sold Short
Corporate Bonds	—	$(24,630,424)	—	$(24,630,424)
U.S. Treasury Bonds & Notes	—	(180,093,388)	—	(180,093,388)

Total	—	$(204,723,812)	—	$(204,723,812)

Forward EM Corporate Debt Fund
Assets
Credit Default Swap Contracts	—	$90,014	—	$90,014

Total	—	$90,014	—	$90,014

Forward Emerging Markets Fund
Liabilities
Futures Contracts	$(73,445)	—	—	$(73,445)

Total	$(73,445)	—	—	$(73,445)

Forward Endurance Long/Short Fund
Liabilities
Securities Sold Short
Common Stocks	$(938,025)	—	—	$(938,025)
Options Written	(2,295)	—	—	(2,295)

Total	$(940,320)	—	—	$(940,320)

Forward Frontier Strategy Fund
Assets
Total Return Swap Contracts	—	$5,983,652	—	$5,983,652

Forward Funds

Notes to Schedule of Portfolio of Investments (Unaudited)

September 30, 2013

Liabilities
Total Return Swap Contracts	—	(24,733)	—	(24,733)

Total	—	$5,958,919	—	$5,958,919

Forward Investment Grade Fixed-Income Fund
Assets
Futures Contracts	$189,912	—	—	$189,912

Total	$189,912	—	—	$189,912

Forward Managed Futures Strategy Fund
Liabilities
Total Return Swap Contracts	—	$(149,064)	—	$(149,064)

Total	—	$(149,064)	—	$(149,064)

Forward Real Estate Long/Short Fund
Liabilities
Securities Sold Short
Common Stocks	$(5,502,870)	—	—	$(5,502,870)
Exchange-Traded Funds	(1,899,700)	—	—	(1,899,700)
Options Written	(85,500)	—	—	(85,500)

Total	$(7,488,070)	—	—	$(7,488,070)

Forward Select EM Dividend Fund
Liabilities
Futures Contracts	$(359,352)	—	—	$(359,352)

Total	$(359,352)	—	—	$(359,352)

Forward Small Cap Equity Fund
Assets
Futures Contracts	$21,579	—	—	$21,579

Total	$21,579	—	—	$21,579

Forward Tactical Growth Fund
Liabilities
Futures Contracts	$(1,732,010)	—	—	$(1,732,010)

Total	$(1,732,010)	—	—	$(1,732,010)

Forward Total MarketPlus Fund
Assets
Total Return Swap Contracts	—	$4,551,653	—	$4,551,653

Forward Funds

Notes to Schedule of Portfolio of Investments (Unaudited)

September 30, 2013

Liabilites
Total Return Swap Contracts	—	(58,058)	—	(58,058)

Total	—	$4,493,595	—	$4,493,595

(a)	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as written options, short sales, swap contracts and futures contracts.

The Funds recognize transfers between levels as of the beginning of the annual period in which the transfer occurred. During the nine months ended September 30, 2013, the only transfers of securities from Level 2 to Level 1 were for the Forward Emerging Markets Fund, the Forward Global Infrastructure Fund, the Forward International Dividend Fund, the Forward International Real Estate Fund, the Forward International Small Companies Fund and the Forward Select EM Dividend Fund due to the Funds’ utilization of a fair valuation model provided by the Funds’ independent pricing vendor at December 31, 2012. The Funds’ valuation procedures set forth certain triggers which instruct when to use the fair valuation model, and the value assigned to a security by the fair valuation model is a determination of fair value made under the Funds’ valuation procedures and under the supervision of the Board of Trustees. During the period ended September 30, 2013 there were no other transfers between Level 1 and Level 2 securities in any other fund.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Forward Investment Grade Fixed-Income Fund	Asset- Backed Securities	Collateralized Mortgage Obligations	Corporate Bonds
Balance as of December 31, 2012	$9,958	—	$59,217
Accrued discounts/premiums	—	$304	52,452
Realized gain/(loss)	—	—	—
Change in unrealized appreciation/(depreciation)	(1,425)	65,178	(52,586)
Purchases	—	3,243	—
Sales proceeds	—	(20,120)	—
Transfers into Level 3	—	256,168	—
Transfers out of Level 3	—	—	—

Balance as of September 30, 2013	$8,533	$304,773	$59,083

Net change in unrealized depreciation included in the Statement of Operations attributable to Level 3 investments still held at September 30, 2013	$(1,425)	$65,178	$(52,586)

For the nine month period ended September 30, 2013, the other Funds did not have transfers between the fair value levels designated in the preceding table and unobservable inputs (Level 3) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Derivative Instruments and Hedging Activities: The following discloses the Funds’ use of derivative instruments and hedging activities.

The Funds’ investment objectives not only permit the Funds to purchase investment securities but also allow certain Funds to enter into various types of derivative contracts, including, but not limited to, futures contracts, swap contracts, forward foreign currency exchange contracts, and purchased and written options. In doing so, the Funds will employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity or debt securities: they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Forward Funds

Notes to Schedule of Portfolio of Investments (Unaudited)

September 30, 2013

Market Risk Factors: In pursuit of their investment objectives, certain Funds may seek to use derivatives to increase or decrease their exposure to the following market risk factors:

Credit Risk: Credit risk is the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk: Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the value of the foreign currency denominated security will increase as the dollar depreciates against the currency.

Interest Rate Risk: Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase the value of such investments. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Risk of Investing in Derivatives: The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Funds are using derivatives to decrease or hedge exposures to market risk factors for securities held by the Funds, there are also risks that those derivatives may not perform as expected, resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Funds to increase their market value exposure relative to their net assets and can substantially increase the volatility of the Funds’ performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to settle the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

Forward Foreign Currency Exchange Contracts: Certain Funds invest in foreign currency exchange contracts to reduce the risks of fluctuating exchange rates and to generate returns uncorrelated to the other strategies employed. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be a fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. By entering into a forward foreign currency exchange contract, the Fund “locks in” the exchange rate between the currency it will deliver and the currency it will receive for the duration of the contract. As a result, the Fund reduces its exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will exchange into. The Fund may enter into these contracts for the purpose of hedging against foreign exchange risk arising from the Fund’s investment or anticipated investment in securities denominated in foreign currencies. The Fund also may enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The Fund may use one currency (or a basket of currencies) to hedge against adverse changes in the value of another currency (or a basket of currencies) when exchange rates between the two currencies are positively correlated. No Funds held forward foreign currency exchange contracts at September 30, 2013.

Forward Funds

Notes to Schedule of Portfolio of Investments (Unaudited)

September 30, 2013

Futures: Certain Funds may invest in futures contracts in accordance with their investment objectives. Each Fund does so for a variety of reasons including for cash management, hedging or non-hedging purposes in an attempt to achieve investment returns consistent with the Fund’s investment objective. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of the security or other financial instrument at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Futures transactions may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. An incorrect correlation could result in a loss on both the hedged securities in a Fund and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures contract or a futures option position. Lack of a liquid market for any reason may prevent a Fund from liquidating an unfavorable position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, a Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of their contracts. With exchange-traded futures, there is minimal counterparty credit risk to the Funds since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of liquid assets (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract that is returned to a Fund upon termination of the contract, assuming all contractual obligations have been satisfied. Each day a Fund may pay or receive cash, called “variation margin,” equal to the daily change in value of the futures contract. Such payments or receipts are recorded for financial statement purposes as unrealized gains or losses by a Fund. Variation margin does not represent a borrowing or loan by a Fund but is instead a settlement between a Fund and the broker of the amount one would owe the other if the futures contract expired. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As of September 30, 2013, the Forward Emerging Markets Fund, the Forward Investment Grade Fixed-Income Fund, the Forward Select EM Dividend Fund, the Forward Small Cap Equity Fund and the Forward Tactical Growth Fund held futures contracts outstanding with an unrealized gain/(loss) of $(73,445), $189,912, $(359,352), $21,579, and $(1,732,010), respectively. No other Funds held futures contracts at September 30, 2013.

Option Writing/Purchasing: Certain Funds may write or purchase option contracts to adjust risk and return of their overall investment positions. When a Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options that expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. Risks from entering into option transactions arise from the potential inability of counterparties to meet the terms of the contracts, the potential inability to enter into closing transactions because of an illiquid secondary market and unexpected movements in security values. As of September 30, 2013, the Forward Endurance Long/Short Fund and the Forward Real Estate Long/Short Fund held written options with a market value of $(2,295) and $(85,500), respectively. As of September 30, 2013, the Forward Real Estate Long/Short Fund and the Forward Select Income Fund held purchased options with a market value of $134,016 and $574,390, respectively. No other Funds held purchased or written options at September 30, 2013.

Written option activity for the nine months ended September 30, 2013 was as follows:

	WRITTEN CALL OPTIONS		WRITTEN PUT OPTIONS
Forward Endurance Long/Short Fund	NUMBER OF CONTRACTS	CONTRACT PREMIUM	NUMBER OF CONTRACTS	CONTRACT PREMIUM
Outstanding, at beginning of year December 31, 2012	—	$—	(240)	$(49,671)

Options written	475	(60,073)	(445)	(41,171)
Options exercised or closed	(293)	29,562	397	62,111
Options expired	(182)	30,511	243	25,268

Outstanding, September 30, 2013	—	$—	(45)	$(3,463)

Forward Funds

Notes to Schedule of Portfolio of Investments (Unaudited)

September 30, 2013

	WRITTEN CALL OPTIONS
Forward Global Infrastructure Fund	NUMBER OF CONTRACTS	CONTRACT PREMIUM
Outstanding, at beginning of year December 31, 2012	(1,403)	$(115,390)

Options written	(700)	(127,878)
Options exercised or closed	700	127,878
Options expired	1,403	115,390

Outstanding, September 30, 2013	—	$0

	WRITTEN CALL OPTIONS
Forward Real Estate Long/Short Fund	NUMBER OF CONTRACTS	CONTRACT PREMIUM
Outstanding, at beginning of year December 31, 2012	—	$—

Options written	(1,400)	(163,406)
Options exercised or closed	564	72,197
Options expired	136	23,978

Outstanding, September 30, 2013	(700)	$(67,231)

Swap Agreements: Certain Funds may enter into interest rate, index, equity, currency exchange rate, total return and credit default swap agreements, as well as purchase and sell options to enter into such swap agreements, for hedging and non-hedging purposes. These transactions would be entered into in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost to a Fund than if the Fund had invested directly in the asset that yielded the desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index).

Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor, or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Credit default swaps are a type of swap agreement in which the protection “buyer” is generally obligated to pay the protection “seller” an upfront and/or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. The credit default swap agreement may have as reference obligations one or more securities that are not currently held by a Fund. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount if the swap is cash settled. A Fund may be either the buyer or seller in the transaction. If a Fund is a buyer and no credit event occurs, the Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a Fund generally receives an upfront payment and/or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. Credit default swap agreements involve greater risks than if a Fund had

Forward Funds

Notes to Schedule of Portfolio of Investments (Unaudited)

September 30, 2013

invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A Fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness.

Total return swap agreements are contracts in which one party agrees to make periodic payments based on the change in market value of underlying assets, which may include a specified security, basket of securities, defined portfolios of bonds, loans and mortgages, or securities indexes during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets or indices. Total return swap agreements may be used to obtain exposure to a security or market index without owning or taking physical custody of such security or component securities of a market index. Total return swap agreements may effectively add leverage to a Fund’s portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. Total return swaps are a mechanism for the user to accept the economic benefits of asset ownership without utilizing the balance sheet. The other leg of the swap, usually the London Interbank Offered Rate (“LIBOR”), is spread to reflect the non-balance sheet nature of the product. Total return swaps can be designed with any underlying asset agreed between two parties. Typically no notional amounts are exchanged with total return swaps. Total return swap agreements entail the risk that a party will default on its payment obligations to a Fund thereunder. Swap agreements also entail the risk that a Fund will not be able to meet its obligation to the counterparty. Generally, a Fund will enter into total return swaps on a net basis (i.e., the two payment streams are netted out with the Fund receiving or paying, as the case may be, only the net amount of the two payments).

Most swap agreements entered into by a Fund calculate the obligations of the parties to the agreement on a “net basis.” Consequently, a Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net present value of amounts to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). A Fund’s current obligations under a swap agreement will be accrued daily (offset against amounts owed to the Fund), and any accrued but unpaid net amounts owed to a swap counterparty will be covered in accordance with applicable regulatory requirements to limit any potential leveraging of a Fund’s portfolio. The Fund’s maximum risk of loss from counterparty credit risk is generally limited to the net payment to be received by the Funds and/or the termination value at the end of the contract. Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of the Funds’ investment restriction concerning senior securities.

Whether a Fund’s use of swap agreements will be successful in furthering its investment objective will depend on Forward Management’s ability to correctly predict whether certain types of investments are likely to produce greater returns than other investments. Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid investments. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. A Fund will enter into swap agreements only with counterparties that meet certain standards for creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Fund’s repurchase agreement guidelines). Certain restrictions imposed on the Funds by the Code may limit a Fund’s ability to use swap agreements. The swap market is a relatively new market and is largely unregulated. It is possible that developments in the swap market, including potential government regulation, could adversely affect a Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by a Fund and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements.

As of September 30, 2013, the Forward Commodity Long/Short Strategy Fund, the Forward EM Corporate Debt Fund, the Forward Frontier Strategy Fund, the Forward Managed Futures Strategy Fund and the Forward Total MarketPlus Fund invested in swap agreements consistent with the Funds’ investment strategies to gain exposure to certain markets or indices. Swap agreements held at September 30, 2013 are disclosed in the Portfolio of Investments. No other Funds held swap agreements at September 30, 2013.

Forward Funds

Notes to Schedule of Portfolio of Investments (Unaudited)

September 30, 2013

Warrants: Certain Funds may invest in warrants. A Fund may purchase warrants issued by domestic and foreign companies to purchase newly created equity securities consisting of common and preferred stock. Warrants are securities that give the holder the right, but not the obligation, to purchase equity issues of the company issuing the warrants, or a related company, at a fixed price either on a certain date or during a set period. The equity security underlying a warrant is authorized at the time the warrant is issued or is issued together with the warrant.

Investing in warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security; and, thus, can be a speculative investment. At the time of issue, the cost of a warrant is substantially less than the cost of the underlying security itself, and price movements in the underlying security are generally magnified in the price movements of the warrant. This leveraging effect enables the investor to gain exposure to the underlying security with a relatively low capital investment.

This leveraging increases an investor’s risk, as a complete loss of the amount invested in the warrant may result in the event of a decline in the value of the underlying security. In addition, the price of a warrant tends to be more volatile than, and may not correlate exactly to, the price of the underlying security. If the market price of the underlying security is below the exercise price of the warrant on its expiration date, the warrant will generally expire without value. The value of a warrant may decline because of a decline in the value of the underlying security, the passage of time, changes in interest rates or in the dividend or other policies of the company whose equity underlies the warrant, a change in the perception as to the future price of the underlying security, or any combination thereof. Warrants generally pay no dividends and confer no voting or other rights other than to purchase the underlying security. As of September 30, 2013 the Forward International Dividend Fund, the Forward Select Income Fund and the Forward Select Income Opportunity Fund held warrants with a market value of $171,840, $0 and $0, respectively. No other Funds held warrants at September 30, 2013.

Cash Management Transactions: The Funds may hold cash balances in bank demand deposit accounts with the Funds’ custodian, Citibank, N.A. (“Citibank”). Such amounts are readily accessible to purchase investments or pay Fund expenses. The Funds consider liquid assets deposited in a bank demand deposit account to be cash equivalents. Cash and cash equivalents are valued at cost plus any accrued interest. The Funds may maintain demand deposit accounts that have an aggregate value in excess of Federal Deposit Insurance Corporation (FDIC) insurance limits. As a result, the Funds may be exposed to credit risk in the event of insolvency or other failure of Citibank to meet its obligations.

Leverage: The Forward Dynamic Income Fund, the Forward EM Corporate Debt Fund, the Forward International Dividend Fund, the Forward Real Estate Long/Short Fund, the Forward Select EM Dividend Fund, the Forward Select Income Fund and the Forward Select Income Opportunity Fund can purchase securities with borrowed money, including bank overdrafts (a form of leverage). The Funds may borrow amounts up to one-third of the value of its assets. Leverage exaggerates the effect on the net asset value of any increase or decrease in the market value of the Funds’ portfolio securities. These borrowings will be subject to interest costs, which may or may not be recovered by appreciation of the securities purchased. In certain cases, interest costs may exceed the return received on the securities purchased.

The Forward Dynamic Income Fund, the Forward EM Corporate Debt Fund, the Forward Real Estate Long/Short Fund, the Forward Select EM Dividend Fund, the Forward Select Income Fund and the Forward Select Income Opportunity Fund maintain separate lines of credit with BNP Paribas (acting through its New York Branch). The Funds are charged interest of 1.20% above the one-month LIBOR rate for borrowing under the agreements. The Forward International Dividend Fund, the Forward Real Estate Long/Short Fund, the Forward Select EM Dividend Fund and the Forward Select Income Fund maintain separate lines of credit with Bank of America Merrill Lynch. The Funds are charged interest of 1.00% above the one-month LIBOR rate for borrowing under the agreements and are charged a commitment fee on the average daily undrawn balance of the line of credit at the rate of 0.45% per annum.

The Forward EM Corporate Debt Fund, the Forward International Dividend Fund, the Forward Real Estate Long/Short Fund, the Forward Select EM Dividend Fund and the Forward Select Income Fund have each pledged a portion of their investment securities as the collateral for the line of credit. As of September 30, 2013, the market value of the investment securities pledged as collateral totaled $118,820,874, $83,446,939, $29,482,001, $13,866,312 and $669,512,429, respectively, and the borrowed amounts on the lines of credit are $45,058,075, $35,000,000, $13,837,390, $6,500,000, and $252,121,963, respectively.

Forward Funds

Notes to Schedule of Portfolio of Investments (Unaudited)

September 30, 2013

Investment in the Forward U.S. Government Money Fund: The Funds are permitted to invest daily available cash balances in an affiliated money market fund. The Funds may invest the available cash in Class Z shares of the Forward U.S. Government Money Fund to seek current income while preserving liquidity. The Forward U.S. Government Money Fund is a registered open-end management investment company, regulated as a money market fund under the 1940 Act. When applicable, the Funds’ investment in the Forward U.S. Government Money Fund is included in the Portfolio of Investments. Shares of the Forward U.S. Government Money Fund are valued at their net asset value per share. As a shareholder, the Funds are indirectly subject to the proportional share of the Forward U.S. Government Money Fund Class Z expenses, including its management fee. The Advisor will waive fees and/or reimburse expenses in an amount equal to the indirect management fees incurred through the Funds’ investment in the Forward U.S. Government Money Fund.

The Forward Small Cap Equity Fund invested in Class Z shares of the Forward U.S. Government Money Fund during the nine months ended September 30, 2013, as follows:

Beginning Shares	Gross Purchases	Gross Sales	Ending Shares	Value 9/30/13	Income
900,051	—	(550,000)	350,051	$350,051	$33

During the nine months ended September 30, 2013, the Advisor waived fees and/or reimbursed the Forward Small Cap Equity Fund for the Forward U.S. Government Money Fund management fees in the amount of $221.

Investments in a Wholly-Owned Subsidiary: The Forward Commodity Long/Short Strategy Fund seeks exposure to the commodity markets primarily through investments in commodity-linked derivative instruments, including commodity index-linked notes (sometimes referred to as “structured notes”), swap agreements, commodity options, futures and options on futures, and through investments in the Forward Commodity Long/Short Strategy (Cayman) Fund Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands. The Forward Managed Futures Strategy Fund seeks exposure to the futures markets and will generally invest in futures-related instruments that track the performance of futures contracts included in the Credit Suisse Multi-Asset Futures Strategy Index and through investments in the Forward Managed Futures Strategy (Cayman) Fund Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (together with the Forward Commodity Long/Short Strategy (Cayman) Fund, Ltd., each a “Subsidiary” and collectively, the “Subsidiaries”). Forward Management acts as Investment Advisor to the Funds and to each Subsidiary. Each Fund is the sole shareholder of each respective Subsidiary, and it is intended that each Fund will remain the sole shareholder and will continue to control each respective Subsidiary.

Investments in each Subsidiary are expected to provide the Funds with exposure to the commodity markets within the limitations of Subchapter M of the Code, and recent IRS rulings. If the IRS were to change its position or otherwise determine that income derived from certain commodity-linked notes or from a Fund’s investment in its Subsidiary does not constitute qualifying income, and if such positions were upheld, or if future legislation or Treasury regulations were to adversely affect the tax treatment of such investments, a Fund might cease to qualify as a regulated investment company and would be required to reduce its exposure to such investments, which might result in difficulty in implementing its investment strategy.

Basis for Consolidation for the Commodity Long/Short Strategy Fund and the Managed Futures Strategy Fund: The Subsidiaries, which are Cayman Islands exempted companies, were incorporated on October 12, 2010 and October 27, 2011, respectively, as wholly owned subsidiaries acting as an investment vehicle for the Funds in order to effect certain investments for the Funds consistent with the Funds’ investment objectives. As wholly-owned subsidiaries of the Funds, all assets, liabilities, income and expenses of the portfolios are consolidated in the financial statements and financial highlights of the Funds. As of September 30, 2013, net assets of the Forward Commodity Long/Short Strategy Fund were $124,168,513 of which $27,148,465 or 21.86% represented the Fund’s ownership of all issued shares and voting rights of the Fund’s Subsidiary and net assets of the Forward Managed Futures Strategy Fund were $9,924,917 of which $2,146,332 or 21.63% represented the Fund’s ownership of all issued shares and voting rights of the Fund’s Subsidiary.

Forward Funds

Notes to Schedule of Portfolio of Investments (Unaudited)

September 30, 2013

2. Tax Basis Information

Tax Basis of Investments: As of September 30, 2013, the aggregate cost of investments, gross unrealized appreciation/(depreciation) and net unrealized appreciation/(depreciation) for Federal tax purposes was as follows:

Fund	Cost Of Investments	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation / (Depreciation)
Forward Balanced Allocation Fund	$28,731,576	$1,753,748	$(569,965)	$1,183,783
Forward Commodity Long/Short Fund	85,232,536	424,714	(243,444)	181,270
Forward Credit Analysis Long/Short Fund	547,428,587	5,202,200	(29,707,594)	(24,505,394)
Forward Dynamic Income Fund	1,174,674	10,220	(18,064)	(7,844)
Forward EM Corporate Debt Fund	378,478,428	3,318,580	(16,534,300)	(13,215,720)
Forward Emerging Markets Fund	10,203,595	1,178,234	(733,895)	444,339
Forward Endurance Long/Short Fund	3,418,265	659,156	(48,781)	610,375
Forward Frontier Strategy Fund	70,126,882	416,762	(300,737)	116,025
Forward Global Dividend Fund	17,459,753	3,222,780	(761,226)	2,461,554
Forward Global Infrastructure Fund	79,752,364	12,074,998	(4,750,400)	7,324,598
Forward Growth & Income Allocation Fund	33,379,674	1,678,593	(667,262)	1,011,331
Forward Growth Allocation Fund	40,132,145	1,870,965	(732,884)	1,138,081
Forward High Yield Fund	161,981,590	2,343,287	(1,727,421)	615,866
Forward Income & Growth Allocation Fund	18,064,619	1,090,988	(147,209)	943,779
Forward Income Builder Fund	18,422,080	516,543	(204,822)	311,721
Forward International Dividend Fund	250,426,110	30,901,876	(13,746,941)	17,154,935
Forward International Real Estate Fund	147,403,386	5,629,131	(11,696,005)	(6,066,874)
Forward International Small Companies Fund	145,384,245	51,855,663	(2,906,113)	48,949,550
Forward Investment Grade Fixed-Income Fund	33,344,163	1,034,707	(7,649,669)	(6,614,962)
Forward Managed Futures Strategy Fund	6,483,859	18,452	(21,641)	(3,189)
Forward Multi-Strategy Fund	18,230,319	522,759	(335,050)	187,709
Forward Real Estate Fund	35,701,622	9,620,954	(1,278,024)	8,342,930
Forward Real Estate Long/Short Fund	73,266,201	14,320,894	(1,938,371)	12,382,523
Forward Select EM Dividend Fund	57,157,161	4,248,516	(2,627,374)	1,621,142
Forward Select Income Fund	1,626,153,702	150,276,117	—	150,276,117
Forward Select Income Opportunity Fund	4,904,015	60,269	(88,939)	(28,670)
Forward Small Cap Equity Fund	29,054,911	6,662,722	(1,682,743)	4,979,979
Forward Tactical Enhanced Fund	—	—	—	—
Forward Tactical Growth Fund	754,887,619	1,066,275	(680,191)	386,084
Forward Total MarketPlus Fund	22,011,726	118,505	(63,331)	55,174
Forward U.S. Government Money Fund	85,816,688	—	—	—

Capital Losses: As of December 31, 2012, the following Funds had available for Federal income tax purposes unused capital losses as follows:

Pre-Enactment Capital Losses

Fund	Expiring In 2015	Expiring In 2016	Expiring In 2017	Expiring In 2018
Forward EM Corporate Debt Fund	—	—	$51,786	—
Forward Global Dividend Fund	—	—	1,991,198	—
Forward Global Infrastructure Fund	—	$13,429,247	30,182,432	$24,061,967
Forward High Yield Bond Fund	—	—	162,556	—

Forward Funds

Notes to Schedule of Portfolio of Investments (Unaudited)

September 30, 2013

Forward Income Builder Fund	$2,272	207,103	32,036	—
Forward International Dividend Fund(a)	—	—	2,145,728	—
Forward International Real Estate Fund(a)	2,652,205	67,712,152	60,639,639	3,986,802
Forward International Small Companies Fund	—	53,538,269	179,253,577	—
Forward Investment Grade Fixed-Income Fund	—	1,514,123	—	7,106,398
Forward Real Estate Fund(a)	—	2,246,666	—	—
Forward Real Estate Long/Short Fund	—	69,118,669	107,182,629	—
Forward Select Income Fund	—	63,095,326	29,414,885	—
Forward Small Cap Equity Fund(a)	—	4,805,443	32,891,767	—
Forward Total MarketPlus Fund	—	—	13,136,742	—
Forward U.S. Government Money Fund	—	—	345	—

Capital loss carryovers used during the period ended December 31, 2012 were:

Fund	Amount
Forward Global Infrastructure Fund	$4,012,479
Forward High Yield Bond Fund	2,664,783
Forward Income Builder Fund	140,989
Forward Investment Grade Fixed-Income Fund	2,251,234
Forward Real Estate Fund	3,436,351
Forward Real Estate Long/Short Fund	7,217,895
Forward Select Income Fund	44,702,268
Forward Small Cap Equity Fund	1,347,188
Forward Total MarketPlus Fund	5,827,403
Forward U.S. Government Money Fund	12,427

(a)	Subject to limitations under §382 of the Code.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (“the Act”) was enacted. Certain of the enacted provisions include:

Post enactment losses may now be carried forward indefinitely, but must retain the character of the original loss. However, such losses must be utilized prior to the pre-enactment capital loss, which increases the likelihood that the pre-enactment capital losses will expire unused. Under the pre-enactment law, capital losses could be carried forward for eight years and carried forward as short-term capital losses irrespective of the character of the original loss. The Act contains simplification provisions, which are aimed at preventing disqualification of a Regulated Investment Company (“RIC”) for “inadvertent” failures of the asset diversification and/or qualifying income tests. Additionally, the Act exempts RICs from the preferential dividend rule and repeals the 60-day designation requirement for certain types of pay-through income and gains.

Finally, the Act contains several provisions aimed at preserving the character of distributions made by a fiscal year RIC during the portion of its taxable year ending after October 31 or December 31, reducing the circumstances under which a RIC might be required to file amended Forms 1099 to restate previously reported distributions.

The Funds have adopted the noted provisions of the Act for the period ending September 30, 2013.

Forward Funds

Notes to Schedule of Portfolio of Investments (Unaudited)

September 30, 2013

Post-Enactment Capital Losses*

Capital losses as of December 31, 2012 deferred to the next tax year were as follows:

Fund	Short-Term	Long-Term
Forward Balanced Allocation Fund	$1,659,186	$2,636,146
Forward Commodity Long/Short Strategy Fund	362,380	48,390
Forward EM Corporate Debt Fund	849,126	387,263
Forward Emerging Markets Fund	1,859,917	—
Forward Endurance Long/Short Fund	36,305	4,179
Forward Frontier Strategy Fund	3,212,541	1,309,876
Forward Global Dividend Fund	324,809	30,145
Forward Growth & Income Allocation Fund	1,875,794	3,819,092
Forward Growth Allocation Fund	2,368,890	6,118,344
Forward International Dividend Fund	2,057,084	239,208
Forward International Real Estate Fund	—	785,729
Forward International Small Companies Fund	1,659,396	—
Forward Multi-Strategy Fund	1,394,151	2,909,207
Forward Select EM Dividend Fund	1,799,005	349,133

The Funds elect to defer to the period ending December 31, 2013 capital losses recognized during the period November 1, 2012 to December 31, 2012 in the amount of:

Fund	Amount
Forward Commodity Long/Short Strategy Fund	$18,011
Forward Endurance Long/Short Fund	48,047
Forward Frontier Strategy Fund	1,105,802
Forward Global Dividend Fund	189,721
Forward Growth & Income Allocation Fund	3,197
Forward Growth Allocation Fund	4,804
Forward High Yield Bond Fund	3,434
Forward Income Builder Fund	8,693
Forward International Dividend Fund	1,398,050
Forward Investment Grade Fixed-Income Fund	511,325
Forward Select EM Dividend Fund	420,107
Forward Select Income Fund	37,381
Forward Small Cap Equity Fund	312,679
Forward Tactical Growth Fund	8,646,916

The Funds elect to defer to the period ending December 31, 2013 late year ordinary losses recognized during the period November 1, 2012 to December 31, 2012 in the amount of:

Fund	Amount
Forward Emerging Markets Fund	$668
Forward Endurance Long/Short Fund	64
Forward Global Infrastructure Fund	280
Forward Select EM Dividend Fund	22,322

*	Post-Enactment Capital Losses arise in fiscal years beginning after December 22, 2010, and exclude any elective late-year capital losses (during the period November 1st to December 31st) deferred for the current fiscal year. As a result of the enactment of the Act, pre-enactment capital loss carry forwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term losses rather than being considered all short-term as under previous law.

3. Affiliated Companies

The Forward Balanced Allocation Fund, the Forward Growth & Income Allocation Fund, the Forward Growth Allocation Fund, the Forward Income & Growth Allocation Fund, the Forward Income Builder Fund and the Forward Multi-Strategy Fund (collectively, the “Allocation Funds”) may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which a Fund owns 5% or more of the outstanding voting securities or a company that is under common ownership or control.

Forward Funds

Notes to Schedule of Portfolio of Investments (Unaudited)

September 30, 2013

The purchase, sales, dividend income, capital gains, return of capital distributions received, shares and value of investment of each Allocation Fund in affiliated companies for the nine months ended September 30, 2013 were as follows:

Forward Balanced Allocation Fund
INVESTMENT COMPANIES	BEGINNING SHARES	GROSS PURCHASES	GROSS SALES	ENDING SHARES	VALUE 9/30/13	DIVIDEND INCOME	REALIZED GAIN/(LOSS)
Forward Funds — Class Z shares
Forward Commodity Long/Short Strategy Fund	98,015	57,725	(56,281)	99,459	$2,162,241	—	$(232,031)
Forward Frontier Strategy Fund	95,090	42,816	(56,938)	80,968	923,845	—	37,157
Forward High Yield Bond Fund	252,520	34,213	(130,442)	156,291	1,608,239	$77,148	107,638
Forward Investment Grade Fixed-Income Fund	742,314	34,940	(217,904)	559,350	6,225,560	194,566	182,409
Forward Managed Futures Strategy Fund	108,287	—	(28,744)	79,543	1,602,789	—	(125,810)
Forward Strategic Alternatives Fund(a)	225,081	26	(225,107)	—	—	251	81,672
Forward Total MarketPlus Fund	14,424	185,894	(115,131)	85,187	2,901,476	—	1,037,147
Forward Funds — Institutional Class shares
Forward EM Corporate Debt Fund	606,365	74,411	(330,422)	350,354	3,258,293	150,896	15,001
Forward Emerging Markets Fund	—	35,708	(35,708)	—	—	—	1,785
Forward International Dividend Fund	1,319,433	80,585	(631,642)	768,376	6,100,903	257,285	354,383
Forward International Real Estate Fund	42,610	—	(8,170)	34,440	555,861	12,710	8,240
Forward Real Estate Fund	46,155	—	(17,130)	29,025	398,805	3,291	26,650
Forward Select EM Dividend Fund	245,616	29,890	(157,872)	117,634	2,629,109	108,107	195,339
Forward Select Income Opportunity Fund	—	66,000	(4,021)	61,979	1,548,238	—	(523)

Total					$29,915,359	$804,254	$1,689,057

Forward Growth & Income Allocation Fund
INVESTMENT COMPANIES	BEGINNING SHARES	GROSS PURCHASES	GROSS SALES	ENDING SHARES	VALUE 9/30/13	DIVIDEND INCOME	REALIZED GAIN/(LOSS)
Forward Funds — Class Z shares
Forward Commodity Long/Short Strategy Fund	104,028	62,339	(50,596)	115,771	$2,516,866	—	$(189,912)
Forward Frontier Strategy Fund	139,754	66,603	(77,339)	129,018	1,472,094	—	45,635
Forward High Yield Bond Fund	165,678	29,326	(86,211)	108,793	1,119,479	$53,490	51,716
Forward Investment Grade Fixed-Income Fund	471,933	17,271	(104,283)	384,921	4,284,173	133,621	(399)

Forward Funds

Notes to Schedule of Portfolio of Investments (Unaudited)

September 30, 2013

Forward Managed Futures Strategy Fund	115,510	—	(27,799)	87,711	1,767,380	—	(126,910)
Forward Strategic Alternatives Fund(a)	240,435	29	(240,464)	—	—	282	(411,691)
Forward Total MarketPlus Fund	21,637	292,903	(182,515)	132,025	4,496,772	—	274,783
Forward Funds — Institutional Class shares
Forward EM Corporate Debt Fund	386,832	46,467	(189,410)	243,889	2,268,171	104,213	(48,383)
Forward Emerging Markets Fund	—	29,250	(29,250)	—	—	—	1,462
Forward International Dividend Fund	1,951,997	285,958	(1,048,231)	1,189,724	9,446,407	415,172	364,861
Forward International Real Estate Fund	46,054	5,669	(19,167)	32,556	525,456	15,543	(9,000)
Forward Real Estate Fund	49,186	11,261	(13,693)	46,754	642,402	4,337	21,444
Forward Select EM Dividend Fund	360,255	85,777	(264,556)	181,476	4,055,995	180,295	157,598
Forward Select Income Opportunity Fund	—	84,000	(12,110)	71,890	1,795,810	—	(2,752)

Total					$34,391,005	$906,953	$128,452

Forward Growth Allocation Fund
INVESTMENT COMPANIES	BEGINNING SHARES	GROSS PURCHASES	GROSS SALES	ENDING SHARES	VALUE 9/30/13	DIVIDEND INCOME	REALIZED GAIN/(LOSS)
Forward Funds — Class Z shares
Forward Commodity Long/Short Strategy Fund	—	58,698	(8,109)	50,589	$1,099,797	—	$5,433
Forward Frontier Strategy Fund	151,226	113,890	(75,051)	190,065	2,168,642	—	40,376
Forward High Yield Bond Fund	78,895	18,237	(28,517)	68,615	706,051	$26,927	37,923
Forward Investment Grade Fixed-Income Fund	229,216	59,679	(50,308)	238,587	2,655,473	67,346	(3,285)
Forward Managed Futures Strategy Fund	104,226	17,381	(14,361)	107,246	2,161,008	—	(62,601)
Forward Strategic Alternatives Fund(a)	219,506	26	(219,532)	—	—	257	(407,461)
Forward Total MarketPlus Fund	23,442	362,946	(198,828)	187,560	6,388,281	—	211,623
Forward Funds — Institutional Class shares
Forward EM Corporate Debt Fund	191,352	36,884	(70,841)	157,395	1,463,770	56,977	13,832
Forward International Dividend Fund	2,092,649	675,939	(1,066,649)	1,701,939	13,513,396	472,021	303,832
Forward International Real Estate Fund	97,416	25,720	(14,898)	108,238	1,746,959	32,485	12,011
Forward Real Estate Fund	111,007	19,180	(20,556)	109,631	1,506,328	10,972	31,947
Forward Select EM Dividend Fund	385,993	117,839	(249,112)	254,720	5,692,994	202,919	259,866
Forward Select Income Fund	—	4,120	(4,120)	—	—	—	(288)
Forward Select Income Opportunity Fund	—	86,770	—	86,770	2,167,527	—	—

Total					$41,270,226	$869,904	$443,208

Forward Funds

Notes to Schedule of Portfolio of Investments (Unaudited)

September 30, 2013

Forward Income & Growth Allocation Fund
INVESTMENT COMPANIES	BEGINNING SHARES	GROSS PURCHASES	GROSS SALES	ENDING SHARES	VALUE 9/30/13	DIVIDEND INCOME	REALIZED GAIN/(LOSS)
Forward Funds — Class Z shares
Forward Commodity Long/Short Strategy Fund	81,382	5,989	(38,867)	48,504	$1,054,474	—	$(41,544)
Forward Frontier Strategy Fund	91,730	14,272	(70,567)	35,435	404,316	—	35,359
Forward High Yield Bond Fund	544,243	39,053	(446,691)	136,605	1,405,666	$83,221	333,568
Forward Investment Grade Fixed-Income Fund	1,627,384	45,496	(1,177,072)	495,808	5,518,339	203,294	590,004
Forward Managed Futures Strategy Fund	155,965	3,698	(107,487)	52,176	1,051,350	—	(76,064)
Forward Strategic Alternatives Fund(a)	332,634	15	(332,649)	—	—	149	(250,908)
Forward Total MarketPlus Fund	12,622	78,726	(55,409)	35,939	1,224,074	—	57,240
Forward Funds — Institutional Class shares
Forward EM Corporate Debt Fund	1,326,101	105,287	(1,113,184)	318,204	2,959,297	133,407	(157,802)
Forward Emerging Markets Fund	—	111,953	(16,432)	95,521	1,021,120	—	1,150
Forward International Dividend Fund	1,221,271	83,266	(998,726)	305,811	2,428,136	100,175	540,842
Forward International Real Estate Fund	27,857	19,120	(16,349)	30,628	494,341	4,247	16,963
Forward Real Estate Fund	24,624	22,523	(14,535)	32,612	448,085	2,005	10,534
Forward Select EM Dividend Fund	225,855	13,883	(239,738)	—	—	32,027	327,353
Forward Select Income Opportunity Fund	—	40,000	—	40,000	999,200	—	—

Total					$19,008,398	$558,525	$1,386,695

Forward Income Builder Fund
INVESTMENT COMPANIES	BEGINNING SHARES	GROSS PURCHASES	GROSS SALES	ENDING SHARES	VALUE 9/30/13	DIVIDEND INCOME	REALIZED GAIN/(LOSS)
Forward Funds — Class Z shares
Forward High Yield Bond Fund	422,485	435,981	(549,282)	309,184	$3,181,507	$114,545	$117,639
Forward Funds — Institutional Class shares
Forward EM Corporate Debt Fund	440,297	182,870	(122,298)	500,869	4,658,083	203,270	(63,662)
Forward Global Infrastructure Fund	44,379	167,444	(211,823)	—	—	33,349	(76,582)
Forward International Dividend Fund	453,919	534,342	(388,336)	599,925	4,763,408	161,642	125,456
Forward Select EM Dividend Fund	—	114,809	(49,331)	65,478	1,463,443	6,547	(3,930)
Forward Select Income Fund	181,169	59,316	(48,333)	192,152	4,667,360	228,838	(4,796)

Total					$18,733,801	$748,191	$94,125

Forward Funds

Notes to Schedule of Portfolio of Investments (Unaudited)

September 30, 2013

Forward Multi-Strategy Fund
INVESTMENT COMPANIES	BEGINNING SHARES	GROSS PURCHASES	GROSS SALES	ENDING SHARES	VALUE 9/30/13	DIVIDEND INCOME	REALIZED GAIN/(LOSS)
Forward Funds — Class Z shares
Forward Commodity Long/Short Strategy Fund	—	4,717	(468)	4,249	$92,369	—	$75
Forward Frontier Strategy Fund	90,026	61,230	(34,295)	116,961	1,334,522	—	27,006
Forward Managed Futures Strategy Fund	—	47,902	(21,407)	26,495	533,866	—	(1,202)
Forward Total MarketPlus Fund	363	8,693	(9,056)	—	—	—	15,567
Forward Funds — Institutional Class shares
Forward Dynamic Income Fund	—	68,259	—	68,259	1,680,540	$20,529	—
Forward Emerging Markets Fund	—	318,986	(48,190)	270,796	2,894,806	—	9,185
Forward Endurance Long/Short Fund	32,003	30,869	(9,942)	52,930	1,543,968	—	5,953
Forward Focus Fund(b)	87,179	—	(87,179)	—	—	—	71,273 (c)
Forward Global Credit Long/Short Fund(d)	115,888	—	(115,888)	—	—	68,499	(313,625)
Forward Global Dividend Fund	154,826	—	(154,826)	—	—	1,831	3,545
Forward Global Infrastructure Fund	—	27,234	(5,510)	21,724	471,637	4,208	1,265
Forward International Dividend Fund	660,772	99,985	(426,971)	333,786	2,650,264	89,055	284,179
Forward International Real Estate Fund	—	24,572	(5,456)	19,116	308,529	5,174	1,944
Forward International Small Companies Fund	121,982	15,311	(101,486)	35,807	596,547	—	103,836
Forward Real Estate Long/Short Fund	—	79,863	(10,418)	69,445	1,995,154	14,864	15,889
Forward Select EM Dividend Fund	122,812	—	(122,812)	—	—	4,587	242,857
Forward Select Income Fund	—	50,661	(19,575)	31,086	755,078	41,326	(8,958)
Forward Select Income Opportunity Fund	—	50,660	—	50,660	1,265,492	—	—
Forward Tactical Enhanced Fund	31,622	90,834	(32,587)	89,869	2,295,256	—	(15,732)

Total					$18,418,028	$250,073	$443,057

Forward Funds

Notes to Schedule of Portfolio of Investments (Unaudited)

September 30, 2013

(a)	Effective close of business on April 30, 2013, the Forward Strategic Alternatives Fund was liquidated per the terms of the Board approved plan of liquidation.
(b)	Effective close of business on April 30, 2013, the Forward Focus Fund was liquidated per the terms of the Board approved plan of liquidation.
(c)	Includes realized capital gains distributions received from the affiliated underlying fund.
(d)	Effective close of business on July 26, 2013, the Forward Global Credit Long/Short Fund was liquidated per the terms of the Board approved plan of liquidation.

4. Subsequent Events

The following information applies to the Forward Select Income Opportunity Fund only:

Investment in a Wholly-Owned Subsidiary: Effective October 1, 2013, the Forward Select Income Opportunity Fund (the “Fund”) may invest in the Forward Select Income Opportunity (Cayman) Fund Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”), to seek exposure to restricted securities. The Subsidiary has entered into a separate advisory agreement with Forward Management for the management of the Subsidiary’s portfolio pursuant to which the Subsidiary is obligated to pay Forward Management a management fee at the same rate that the Fund pays Forward Management for services provided to the Fund. Forward Management has agreed to waive the management fee it receives from the Fund in an amount equal to the management fee paid to Forward Management by the Subsidiary. This waiver arrangement may not be terminated by Forward Management as long as its advisory agreement with the Subsidiary is in place.

5. Legal Proceedings

Lehman Brothers Holdings Inc. Adversary Proceeding: The Forward Investment Grade Fixed- Income Fund is a named noteholder defendant in connection with a pending adversary proceeding in the United States Bankruptcy Court for the Southern District of New York (Docket No. 10-03547 (JMP)) (the “Adversary Proceeding”). The Adversary Proceeding is brought by Lehman Brothers Special Financing Inc. and names as defendants the issuers of certain asset-backed securities (the “Issuer Defendants”), the trustees for such securities, and certain of the investors in the securities who allegedly received distributions that the plaintiff is asserting should have been distributed to the plaintiff. The claims alleged include preference and avoidance claims under Sections 547, 548 and 549 of the Bankruptcy Code, and all seek return of the distributions received by the defendants. The complaint does not contain a specific monetary demand concerning the Investment Grade Fixed-Income Fund. The Adversary Proceeding is currently stayed pursuant to an order of the Bankruptcy Court. The Investment Grade Fixed-Income Fund has been advised that it received, in the aggregate, $1,256,224 from one Issuer Defendant. At this stage in the proceedings, the Investment Grade Fixed-Income Fund is not able to make a reliable prediction as to the outcome of the lawsuit or the effect, if any, on the Investment Grade Fixed- Income Fund’s net asset value.

Item 2 – Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective as of that date.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Forward Funds

By:	/s/ J. Alan Reid, Jr.
J. Alan Reid, Jr., President & Trustee

Date:	November 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ J. Alan Reid, Jr.
J. Alan Reid, Jr., President & Trustee

Date:	November 22, 2013

By:	/s/ Barbara H. Tolle
Barbara H. Tolle, Treasurer

Date:	November 22, 2013